                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                              File No. 002-75526
                                                              File No. 811-03363

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/

     Pre-Effective Amendment No.                                          / /

     Post-Effective Amendment No.   59                                    /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/

     Amendment No.   59
                        (Check appropriate box or boxes)

                  DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:               (800) 523-1918

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                              April 30, 2006

It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b)
---------
    X     on April 30, 2006 pursuant to paragraph (b)
---------
          60 days after filing pursuant to paragraph (a) (1)
---------
          on (date) pursuant to paragraph (a)(1)
---------
          75 days after filing pursuant to paragraph (a) (2)
---------
          on (date) pursuant to paragraph (a)(2) of Rule 485
---------

If appropriate:

          This  post-effective  amendment  designates a new effective date for a
-------   previously filed post-effective amendment

                              - - - CONTENTS - - -

This Post-Effective Amendment No. 59 to Registration File No. 002-75526 includes the following:

         1.       Facing Page

         2.       Contents Page

         3.       Part A - Prospectuses

         4.       Part B - Statement of Additional Information

         5.       Part C - Other Information

         6.       Signatures

         7.       Exhibits

                           [DELAWARE INVESTMENTS LOGO]

                      Delaware Limited-Term Government Fund

                      Class A o Class B o Class C o Class R

                                   Prospectus
                                 April 30, 2006

                                  Fixed Income

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                                  page 2
Delaware Limited-Term Government Fund                              2

How we manage the Fund                                        page 5
Our investment strategies                                          5
The securities we typically invest in                              6
The risks of investing in the Fund                                 9
Disclosure of portfolio holdings information                      10

Who manages the Fund                                        page  11
Investment manager                                                11
Portfolio managers                                                11
Who's who?                                                        12

About your account                                           page 13
Investing in the Fund                                             13
       Choosing a share class                                     13
       Dealer compensation                                        16
How to reduce your sales charge                                   17
How to buy shares                                                 20
Fair valuation                                                    21
Retirement plans                                                  21
Document delivery                                                 21
How to redeem shares                                              22
Account minimums                                                  23
Special services                                                  24
Frequent trading of Fund shares                                   26
Dividends, distributions and taxes                                28
Certain management considerations                                 29
Manager of managers structure                                     29

Financial highlights                                         page 30
Glossary                                                     page 32
Additional information                                       page 35

                                       2

Profile:  Delaware Limited-Term Government Fund

What are the Fund's goals?
Delaware  Limited-Term  Government  Fund seeks to provide a high stable level of income,  while  attempting  to minimize  fluctuations  in principal  and provide maximum liquidity.  Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund  invests  primarily  in short- and  intermediate-term  U.S.  government securities.  These are debt securities issued or guaranteed by the U.S., such as
U.S.   Treasuries;   securities   issued   by  U.S.   government   agencies   or
instrumentalities,  such  as  securities  of the  Government  National  Mortgage
Association;   and   securities   that  are   privately   issued  but  are  100%
collateralized  by securities or  certificates  issued or guaranteed by the U.S.
government,  its agencies or  instrumentalities.  The Fund may also invest up to
20% of its net assets in corporate notes and bonds,  certificates of deposit and obligations of U.S. and foreign banks,  commercial paper,  certain  asset-backed securities and non-agency mortgage-backed securities.

The level of income the Fund  provides will vary  depending on current  interest rates and the specific securities in the portfolio.  However,  since longer-term rates are generally less volatile than short-term  rates,  the Fund's income may fluctuate less than a money market fund's income.

Under normal circumstances,  the Fund will invest at least 80% of its net assets in U.S.  government  securities  ("80% policy").  This 80% policy can be changed without shareholder approval.  However,  shareholders would be given at least 60 days notice prior to any such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by changes in interest rates.  For example,  when interest rates rise, the value of bonds in the Fund's portfolio will likely decline.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 9.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with intermediate or long-term financial goals.
o    Investors seeking monthly income.
o    Investors  who would like a relatively  conservative  income  investment to help balance a growth-oriented long-term portfolio.
o    Investors  seeking a  high-quality  investment  with a measure  of  capital preservation.

Who should not invest in the Fund
o    Investors with very short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, especially over the short term.
o    Investors who want an investment with a fixed share price,  such as a money market fund.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       3

How has Delaware Limited-Term Government Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past ten calendar  years,  as well as the average annual returns of Class A,
B, C and R shares for one-year,  five-year and ten-year or lifetime periods,  as applicable.  The  Fund's  past  performance  (before  and  after  taxes)  is not necessarily  an  indication  of how it will  perform in the future.  The returns reflect expense caps in effect during these periods.  The returns would be lower without the expense  caps.  Please see the  footnotes  on page 4 for  additional information about the expense caps.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (CLASS A)]

Year-by-year total return (Class A)

------ ------ ------ ------ ------ ------ ------ ------ ------ ------
 1996   1997   1998   1999   2000   2001   2002   2003   2004   2005
------ ------ ------ ------ ------ ------ ------ ------ ------ ------
3.69%  5.23%  7.46%  1.07%  8.59%  8.16%  7.08%  2.12%  2.31%  1.76%
------ ------ ------ ------ ------ ------ ------ ------ ------ ------

During the periods  illustrated in this bar chart,  Class A's highest  quarterly return  was  4.49%  for the  quarter  ended  December  31,  1998 and its  lowest quarterly return was - 1.33% for the quarter ended June 30, 2004.

The maximum Class A sales charge of 2.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/05

-------------------------------------------------------- -------- -------- -----------
                                                           1 year  5 years  10 years or
                                                                            lifetime**
-------------------------------------------------------- -------- -------- -----------
Class A return before taxes                               (1.04%)    3.66%      4.41%
-------------------------------------------------------- -------- -------- -----------
Class A return after taxes on distributions               (2.50%)    1.96%      2.24%
-------------------------------------------------------- -------- -------- -----------
Class A return after taxes on distributions and sale      (0.69%)    2.10%      2.39%
of Fund shares
-------------------------------------------------------- -------- -------- -----------
Class B return before taxes*                              (1.05%)    3.36%      4.26%
-------------------------------------------------------- -------- -------- -----------
Class C return before taxes*                              (0.08%)    3.36%      3.82%
-------------------------------------------------------- -------- -------- -----------
Class R return before taxes                                1.34%     N/A%       1.24%
-------------------------------------------------------- -------- -------- -----------
Merrill Lynch 1-3 Year U.S. Treasury Index                 1.67%    3.67%       4.79%
        (reflects no deduction for fees, expenses or
         taxes)
-------------------------------------------------------- -------- -------- -----------

The Fund's  returns above are compared to the  performance  of the Merrill Lynch
1-3 Year U.S.  Treasury Index.  You should  remember that,  unlike the Fund, the index is  unmanaged  and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment  vehicles such as  employer-sponsored  401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest  individual  federal  marginal income tax rates in effect during the
Fund's  lifetime  and do not  reflect the impact of state and local  taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Total  returns  assume  redemption  of  shares at end of  period.  Lifetime returns for Class B shares  reflect  conversion  to Class A shares  after 5 years. If shares were not redeemed, the returns for Class B would be 0.90%,
     3.36%  and  4.26%  for  the  one-year,   five-year  and  ten-year  periods,
     respectively. If shares were not redeemed, the returns for Class C would be
     0.90%,  3.36% and 3.82% for the one-year,  five-year and ten-year  periods, respectively.
**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The  inception  date for the Class R shares of the Fund was June 2,
     2003. The Merrill Lynch 1-3 Year U.S.  Treasury Index returns shown are for the ten-year period. The Merrill Lynch 1-3 year U.S. Treasury Index reports returns  on a monthly  basis.  The index  returns  for the Class R lifetime period was 1.26%. The index return for Class R

                                       4

lifetime reflects the return from June 30, 2003 through December 31, 2005.

                                       5

What are the Fund's fees and expenses?

----------------------------- ---------------------------------- -------- -------- -------- --------
Sales charges are fees          CLASS                              A        B       C        R
paid directly from your       ----------------------------------- ------- -------- -------- --------
investments when you buy      Maximum sales charge (load)         2.75%   none     none     none
or sell shares of the         imposed on purchases as a
Fund. You do not pay sales    percentage of offering price
charges when you buy or       ----------------------------------- ------- -------- -------- --------
sell Class R shares.          Maximum contingent deferred sales   none(1) 2.00%(2) 1.00%(3) none
                              charge (load) as a percentage of
                              original purchase price or
                              redemption price, whichever is
                              lower
                              ----------------------------------- ------- -------- -------- --------
                              Maximum sales charge (load)         none    none     none     none
                              imposed on reinvested dividends
                              ----------------------------------- ------- -------- -------- --------
                              Redemption fees                     none    none     none     none
                              ----------------------------------- ------- -------- -------- --------
                              Exchange fees                       none    none     none     none
----------------------------- ----------------------------------- ------- -------- -------- --------
----------------------------- ----------------------------------- ------- -------- -------- --------
Annual fund operating         Management fees                      0.50%    0.50%   0.50%    0.50%
expenses are deducted from    ----------------------------------- ------- -------- -------- --------
the Fund's assets.            Distribution and service (12b-1)     0.30%(4) 1.00%   1.00%    0.60%(4)
                              fees
                              ----------------------------------- ------- -------- -------- --------
                              Other expenses(5)                    0.30%    0.30%   0.30%    0.30%
                              ----------------------------- ----------------------------------------
                              Total operating expenses             1.10%    1.80%   1.80%    1.40%
                              ----------------------------------- ------- -------- -------- --------
                              Fee waivers and                     (0.30%)  (0.15%) (0.15%)  (0.25%)
                              payments(6)
                              ----------------------------------- ------- -------- -------- --------
                              Net expenses                         0.80%    1.65%   1.65%    1.15%
----------------------------- ----------------------------------- ------- -------- -------- --------

This example is intended to   CLASS(7)       A       B(8)     B(8)     C        C        R
help you compare the cost                                (if redeemed)     (if redeemed)
of investing in the Fund to   --------   -------  -------  -------  -------  -------  -------
the cost of investing in      1 year       $354     $168     $368     $168      $268    $117
other mutual funds with       --------   -------  -------  -------  -------  -------  -------
similar investment            3 years      $586     $552     $652     $552     $552       $4
objectives. We show the       --------   -------  -------  -------  -------  -------  -------
cumulative amount of Fund     5 years      $836     $961     $961     $961     $961     $742
expenses on a hypothetical    --------   -------  -------  -------  -------  -------  -------
investment of $10,000 with    10 years   $1,552   $1,671   $1,671   $2,104   $2,104   $1,658
an annual 5% return over      --------   -------  -------  -------  -------  -------  -------
the time shown.(7) This
example reflects the net
operating expenses with
expense waivers for the
one-year contractual period
and the total operating
expenses without expense
waivers for years two
through 10. This is an
example only, and does not
represent future expenses,
which may be greater or
less than those shown here.
----------------------------- -------- ------- ------- ------- ------- ------- -------

(1)  A purchase of Class A shares of $1 million or more may be made at net asset value.  However,  if you buy the shares through a financial  advisor who is paid a  commission,  a  contingent  deferred  sales  charge  will  apply to redemptions made within two years of purchase.  Additional Class A purchase options that involve a  contingent  deferred  sales charge may be permitted from  time to time  and will be  disclosed  in the  Prospectus  if they are available.
(2)  If you redeem Class B shares during the first year after you buy them,  you will pay a contingent  deferred  sales charge of 2.00%,  which  declines to
     1.00% during the second and third years and 0% thereafter.
(3)  Class C shares  redeemed within one year of purchase are subject to a 1.00%
     contingent deferred sales charge.

                                       6

(4)  The  Fund's  Distributor  has  contracted  to limit the Class A and Class R shares'  12b-1 fees through April 30, 2007 to no more than 0.15% and 0.50%, respectively, of average daily net assets.
(5)  "Other expenses" have been restated to reflect an expected  decrease during the  current  fiscal  year  because  the Fund is not  expected to convene a shareholders' meeting and issue a proxy statement during the current fiscal year.
(6)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any 12b-1 fees, taxes, interest,  brokerage fees,  extraordinary expenses and certain insurance costs) from exceeding 0.65% of average daily net assets.
(7)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.
(8)  The Class B example  reflects the  conversion  of Class B shares to Class A shares  after five  years.  Information  for years six  through 10 reflects expenses of the Class A shares.

                                       7

How we manage the Fund

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund.  Following are  descriptions  of how the  portfolio  management  team  pursues  the  Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We invest primarily in short- and intermediate-term fixed income securities including:

o    securities  issued  or  guaranteed  by the  U.S.  government,  such as U.S.
     Treasuries; and
o    securities issued by U.S. government agencies or instrumentalities, such as securities of the Government National Mortgage Association.

We may invest in instruments that use these government securities as collateral.
We may invest up to 20% of the Fund's net assets in  corporate  notes and bonds, certificates  of  deposit  and  obligations  of both  U.S.  and  foreign  banks, commercial paper, certain asset-backed securities and non-agency mortgage-backed securities.

The Fund's level of income and the stability of its share price will be directly
affected  by  changes  in  short-  and  intermediate-term   interest  rates.  We
anticipate  that the level of income  could be higher than a money  market fund.
However,  the Fund's  share price will  increase  and  decrease  with changes in interest  rates.  This makes its risk level  greater than that of a money market fund.

We strive to reduce the effects of interest  rate  changes on the share price by maintaining  an average  effective  duration of two to three years.  The average effective duration is determined by averaging the individual  effective duration of all  securities  in the  portfolio.  If we believe  that  interest  rates are historically  low, we may shorten the average  effective  duration to two years.
Conversely,  if we believe rates are high and therefore  likely to go lower,  we may increase average effective duration to as high as three years.

The Fund's investment objectives are non-fundamental.  This means that the Board of  Trustees  may change the Fund's  objectives  without  obtaining  shareholder approval.  If the objectives were changed,  we would notify  shareholders before the change in the objectives became effective.

                                       8

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

--------------------------------------- ----------------------------------
          Securities                    How we use them
--------------------------------------- ----------------------------------
Direct U.S. Treasury obligations        We may invest without limit in
include Treasury bills, notes and       U.S. Treasury securities,
bonds of varying maturities. U.S.       although they are typically
Treasury securities are backed by the   not our largest holding
"full faith and credit" of the United   because they generally do not
States.                                 offer as high a level of
                                        current income as other
                                        fixed-income securities.
--------------------------------------- ----------------------------------
Mortgage-backed securities:             There is no limit on
Fixed-income securities that            government-related
represent pools of mortgages, with      mortgage-backed securities.
investors receiving principal and
interest payments as the underlying     We may invest up to 35% of the
mortgage loans are paid back. Many      Fund's net assets in
are issued and guaranteed against       mortgage-backed securities
default by the U.S. government or its   issued by private entities if at
agencies or instrumentalities, such     the time they are issued they
as the Federal Home Loan Mortgage       are 100% collateralized by
Corporation, Fannie Mae and the         securities or certificates
Government National Mortgage            issued or guaranteed by the U.S.
Association. Others are issued by       government, its agencies or
private financial institutions, with    instrumentalities. These
some fully collateralized by            securities must be rated in one
certificates issued or guaranteed by    of the two highest categories by
the government or its agencies or       a nationally recognized
instrumentalities.                      statistical ratings organization
                                        (NRSRO) at the time of purchase.

                                        The Fund may also invest in
                                        mortgage-backed securities that
                                        are secured by the underlying
                                        collateral of the private
                                        issuer.  Such securities are not
                                        government securities and are
                                        not directly guaranteed by the
                                        U.S. government in any way.
                                        These include collateralized
                                        mortgage obligations (CMOs),
                                        real estate mortgage investment
                                        conduits (REMICs) and commercial
                                        mortgage-backed securities
                                        (CMBSs).   We may invest in
                                        these securities only if they
                                        are rated in the highest quality
                                        category, such as AAA, by an
                                        NRSRO.  However, we may not
                                        invest more than 20% of the
                                        Fund's net assets in securities
                                        that are not government
                                        securities or are not
                                        collateralized by government
                                        securities.
--------------------------------------- ----------------------------------
Asset-backed securities: Bonds or       We may invest only in
notes backed by accounts receivable     asset-backed securities rated in
including home equity, automobile or    the highest quality category,
credit loans.                           such as AAA, by an NRSRO.
                                        However, we may not invest more
                                        than 20% of the Fund's net
                                        assets in securities (including
                                        these asset-backed securities)
                                        that are not government
                                        securities or do not use
                                        government securities as
                                        collateral.
--------------------------------------- ----------------------------------
Repurchase agreements: An agreement     Typically, the Fund uses
between a buyer of securities, such     repurchase agreements as a
as the Fund, and a seller of            short-term investment for its
securities, in which the seller         cash position. In order to enter
agrees to buy the securities back       into these repurchase
within a specified time at the same     agreements, the Fund must have
price the buyer paid for them, plus     collateral of at least 102% of
an amount equal to an agreed upon       the repurchase price. The Fund
interest rate. Repurchase agreements    will only enter into repurchase
are often viewed as equivalent to       agreements in which the
cash.                                   collateral is comprised of U.S.
                                        government securities.
--------------------------------------- ----------------------------------

                                       9

--------------------------------------- ----------------------------------
          Securities                    How we use them
--------------------------------------- ----------------------------------
Options and futures: Options            At times when we anticipate
represent a right to buy or sell a      adverse conditions, we may want
security or a group of securities at    to protect gains on securities
an agreed upon price at a future        without actually selling them.
date. The purchaser of an option may    We might use options or futures
or may not choose to go through with    to neutralize the effect of any
the transaction.  The seller of an      price declines, without selling
option, however, must go through with   a bond or bonds, or as a hedge
the transaction if its purchaser        against changes in interest
exercises the option.                   rates.  We may also sell an
                                        option contract (often referred
Futures contracts are agreements for    to as "writing" an option) to
the purchase or sale of a security or   earn additional income for the
a group of securities at a specified    Fund.
price, on a specified date.  Unlike
purchasing an option, a futures         Use of these strategies can
contract must be executed unless it     increase the operating costs of
is sold before the settlement date.     the Fund and can lead to loss of
                                        principal.
Certain options and futures may be
considered to be derivative
securities.
--------------------------------------- ----------------------------------
Restricted securities: Privately        The Fund may invest in privately
placed securities whose resale is       placed securities, including
restricted under U.S. securities laws.  those that are eligible for resale only among certain
                                        institutional buyers without
                                        registration, commonly known as
                                        "Rule 144A Securities."
                                        Restricted securities that are
                                        determined to be illiquid may
                                        not exceed the Fund's 10% limit
                                        on illiquid securities, which is
                                        described below.
--------------------------------------- ----------------------------------
Illiquid securities: Securities that    The Fund may invest up to 10% of
do not have a ready market and cannot   its net assets in illiquid
be easily sold within seven days at     securities.
approximately the price at which a
fund has valued them.
--------------------------------------- ----------------------------------
Interest rate swap, index swap and      We may use interest rate swaps
credit default swap agreements: In an   to adjust the Fund's sensitivity
interest rate swap, a fund receives     to interest rates or to hedge
payments from another party based on    against changes in interest
a variable or floating interest rate,   rates.  Index swaps may be used
in return for making payments based     to gain exposure to markets that
on a fixed interest rate. An interest   the Fund invests in, such as the
rate swap can also work in reverse      corporate bond market.  We may
with a fund receiving payments based    also use index swaps as a
on a fixed interest rate and making     substitute for futures or
payments based on a variable or         options contracts if such
floating interest rate. In an index     contracts are not directly
swap, a fund receives gains or incurs   available to the Fund on
losses based on the total return of a   favorable terms.  We may enter
specified index, in exchange for        into credit default swaps in
making interest payments to another     order to hedge against a credit
party.  An index swap can also work     event, to enhance total return
in reverse with a fund receiving        or to gain exposure to certain
interest payments from another party    securities or markets.
in exchange for movements in the
total return of a specified index.
In a credit default swap, a fund may
transfer the financial risk of a
credit event occurring (a bond
default, bankruptcy, restructuring,
etc.) on a particular security or
basket of securities to another party
by paying that party a periodic
premium; likewise, a fund may assume
the financial risk of a credit event
occurring on a particular security or
basket of securities in exchange for
receiving premium payments from
another  party.  Interest rate swaps,
index swaps and credit default swaps
may be considered to be illiquid.
--------------------------------------- ----------------------------------

The Fund may also invest in other securities,  including certificates of deposit and  obligations  of both  U.S.  and  foreign  banks;  and  corporate  debt  and commercial paper.  Please see the Statement of Additional  Information (SAI) for
additional descriptions of these securities as well as those listed in the table above.

                                       10

Borrowing from banks
The Fund may borrow money from banks as a temporary measure for extraordinary or emergency  purposes or to facilitate  redemptions.  The Fund will be required to pay  interest  to the  lending  banks  on the  amounts  borrowed.  As a  result, borrowing  money could  result in the Fund being  unable to meet its  investment objectives.  The Fund will not borrow  money in excess of one-third of the value of its net assets.

Lending securities
The Fund may lend up to 25% of its  assets to  qualified  brokers,  dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed  delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

Portfolio turnover
We  anticipate  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for shareholders on realized investment gains.

                                       11

The risks of investing in the Fund
Investing  in any mutual fund involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you assume  when  investing  in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

--------------------------------------- ----------------------------------
                Risks                     How we strive to manage them
--------------------------------------- ----------------------------------
Interest rate risk is the risk that     Interest rate risk is the most
securities will decrease in value if    significant risk for this Fund.
interest rates rise.  The risk is       In striving to manage this risk,
greater for bonds with longer           we monitor economic conditions
maturities than for those with          and the interest rate
shorter maturities.                     environment.  We keep the
                                        average maturity of the
Swaps may be particularly sensitive     portfolio as short as is
to interest rate changes.  Depending    prudent, in keeping with the
on the actual movements of interest     Fund's objective to provide high
rates and how well the portfolio        current income.
manager anticipates them, a fund
could experience a higher or lower      We will not invest in swaps with
return than anticipated.                maturities of more than two
                                        years.  Each business day we
                                        will calculate the amount the
                                        Fund must pay for swaps it holds
                                        and will segregate enough cash
                                        or other liquid securities to
                                        cover that amount.
--------------------------------------- ----------------------------------
Market risk is the risk that all or a   We maintain a long-term
majority of the securities in a         investment approach and focus on
certain market-- like the stock or      high-quality individual bonds
bond market-- will decline in value     that we believe can provide a
because of factors such as economic     steady stream of income
conditions, future expectations or      regardless of interim
investor confidence.                    fluctuations in the bond
                                        market.  We generally do not buy
Index swaps are subject to the same     and sell securities for
market risks as the investment market   short-term purposes.
or sector that the index represents.
Depending on the actual movements of    In evaluating the use of an
the index and how well the portfolio    index swap, we carefully
manager forecasts those movements, a    consider how market changes
fund could experience a higher or       could affect the swap and how
lower return than anticipated.          that compares investing directly
                                        in the market the swap is
                                        intended to represent.
--------------------------------------- ----------------------------------
Industry and security risk:  Industry   For non-government securities,
risk is the risk that the value of      we limit the amount of the
securities in a particular industry     Fund's assets invested in any
will decline because of changing        one industry and in any
expectations for the performance of     individual security or issuer.
that industry.  Securities risk is      We also follow a rigorous
the risk that the value of an           selection process when choosing
individual stock or bond will decline   securities for the portfolio.
because of changing expectations for
the performance of the individual
company issuing the stock or bond.
--------------------------------------- ----------------------------------
Credit risk is the possibility that a   By focusing primarily on U.S.
bond's issuer (or an entity that        Treasury securities and other
insures the bond) will be unable to     securities that are backed by
make timely payments of interest and    the U.S. government, we minimize
principal.                              the possibility that any of the
                                        securities in our portfolio will
                                        not pay interest or principal.
                                        U.S. government securities are
                                        generally considered to be of
                                        the highest quality.

                                        When selecting non-government
                                        securities and the dealers with
                                        whom we execute interest rate
                                        swaps, we focus on those with
                                        high-quality ratings and do
                                        careful credit analysis before
                                        investing.
--------------------------------------- ----------------------------------
Prepayment risk:  The risk that         We take into consideration the
homeowners will prepay mortgages        likelihood of prepayment when we
during periods of low interest rates,   select mortgages.  We may look
forcing a fund to reinvest its money    for mortgage securities that
at interest rates that might be lower   have characteristics that make
than those on the prepaid mortgage.     them less likely to be prepaid,
Prepayment risk may also affect other   such as low outstanding loan
types of debt securities, but           balances or below-market
generally to a lesser extent than       interest rates.
mortgage securities.
--------------------------------------- ----------------------------------

                                       12

--------------------------------------- ----------------------------------
                Risks                     How we strive to manage them
--------------------------------------- ----------------------------------
Liquidity risk is the possibility       U.S. Treasuries and other U.S.
that securities cannot be readily       government debt securities are
sold within seven days at               typically the most liquid
approximately the price at which a      securities available. Therefore,
fund values them.                       liquidity risk is not a
                                        significant risk for this Fund.

                                        Swap agreements will be treated
                                        as illiquid securities, but most
                                        swap dealers will be willing to
                                        repurchase interest rate swaps
                                        within seven days.

                                        We limit exposure to illiquid
                                        securities to no more than 10%
                                        of the Fund's net assets.
--------------------------------------- ----------------------------------
Derivatives risk is the possibility     We will use derivatives for
that a fund may experience a            defensive purposes, such as to
significant loss if it employs a        protect gains or hedge against
derivatives strategy (including a       potential losses in the
strategy involving swaps such as        portfolio without actually
interest rate swaps, index swaps and    selling a security, to
credit default swaps) related to a      neutralize the impact of
security or a securities index and      interest rate changes, to affect
that security or index moves in the     diversification or to earn
opposite direction from what the        additional income.
portfolio management team had
anticipated.  Another risk of
derivative transactions is the
creditworthiness of the counterparty
because the transaction depends on
the willingness and ability of the
counterparty to fulfill its
contractual obligations.  Derivatives
also involve additional expenses,
which could reduce any benefit or
increase any loss to a fund from
using the strategy.
--------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       13

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. The Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its services to the Fund,  the Manager was paid an aggregate fee of 0.35% of average  daily net assets  for the last  fiscal  year,  after  giving  effect to waivers by the Manager.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended June 30, 2005.

Portfolio managers
Stephen R. Cianci and Paul Grillo  have  day-to-day  responsibilities  for making investment decisions for the Fund.

Stephen R. Cianci,  Senior Vice President/Senior  Portfolio Manager,  holds a BS and an MBA in Finance from Widener  University.  Mr. Cianci became co-manager of the Fund in January  1999. He joined the  Manager's  fixed-income  department in
1992 as an investment grade  quantitative  research analyst.  In addition to his
quantitative   research   responsibilities,   Mr.   Cianci   also  served  as  a
mortgage-backed and asset-backed  securities  analyst.  Mr. Cianci is an Adjunct
Professor of Finance at Widener University and is a CFA charterholder.

Paul Grillo, Senior Vice President/Senior  Portfolio Manager, holds a bachelor's degree in Business Management from North Carolina State University and an MBA in
Finance  from Pace  University.  Mr.  Grillo  became  co-manager  of the Fund in
January  1999.  Prior to  joining  the  Manager in 1993,  he served as  Mortgage
Strategist  and Trader at the  Dreyfus  Corporation.  He also served as Mortgage
Strategist and Portfolio  Manager at Chemical  Investment Group and as Financial
Analyst at Chemical Bank. Mr. Grillo is a CFA charterholder.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       14

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R) Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                      Board of Trustees
                                                                                                 Custodian
 Investment Manager                                                                              JPMorgan Chase Bank
 Delaware Management Company                                                                     4 Chase Metrotech Center
 2005 Market Street                                   The Funds                                  Brooklyn, NY 11245
 Philadelphia, PA 19103-7094

                                                                      Service agent
                                   Distributor                        Delaware Service Company, Inc.
                                   Delaware Distributors, L.P.        2005 Market Street
                                   2005 Market Street                 Philadelphia, PA 19103-7094
                                   Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
 Portfolio managers                Lincoln Financial Distributors,
 (see page 14 for details)         Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055

                                                      Financial advisors

                                                      Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

                                       15

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Financial advisors Financial advisors provide advice to their clients, analyzing
their  financial   objectives  and  recommending   appropriate  funds  or  other
investments.  Financial  advisors are associated with securities  broker/dealers who have entered into selling and/or service  arrangements with the distributor.
Selling   broker/dealers  and  financial  advisors  are  compensated  for  their services,  generally  through sales  commissions,  and through 12b-1 fees and/or service fees deducted from the fund's assets.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       16

About your account

Investing in the Fund
You can choose from a number of share  classes for the Fund.  Because each share class has a different combination of sales charges, fees and other features, you should consult your financial  advisor to determine  which class best suits your investment goals and time frame.

Choosing a share class

CLASS A
o    Class A shares  have an up-front  sales  charge of up to 2.75% that you pay when you buy the shares.

o    If you  invest  $100,000  or more,  your  front-end  sales  charge  will be reduced.

o    You may qualify for other  reductions in sales charges,  and, under certain circumstances,  the sales  charge may be waived;  as  described  in "How to reduce your sales charge," below.

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.30%  (currently  limited to 0.15%) of average daily net assets,  which is lower  than the  12b-1 fee for  Class B,  Class C and  Class R shares.  See
     "Dealer compensation" below for further information.

o    Class A shares  generally  are not subject to a contingent  deferred  sales charge except in the limited circumstances described in the table below.

o    Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

                                       17

Class A sales charges
The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current net asset value, the percentage rate of sales charge and rounding.

----------------------------- ----------------------------------- -------------------------------
                                                                  Sales charge as % of net amount
     Amount of purchase       Sales charge as % of offering price             invested
--------------------------------------------------------------------------------------------------
      Less than $100,000                     2.75%                             3.23%
--------------------------------------------------------------------------------------------------
 $100,000 but under $250,000                 2.00%                             2.44%
--------------------------------------------------------------------------------------------------
$250,000 but under $1 million                1.00%                             1.34%-
--------------------------------------------------------------------------------------------------
      $1 million or more         None (Limited CDSC may apply)*    None (Limited CDSC may apply)*
--------------------------------------------------------------------------------------------------

* There is no  front-end  sales  charge when you  purchase $1 million or more of
Class A shares. However, if the Fund's Distributor paid your financial advisor a commission  on your  purchase of $1 million or more of Class A shares,  you will have to pay a limited  contingent  deferred sales charge (Limited CDSC) of 0.75%
if you redeem these shares  within the first year,  unless a specific  waiver of the charge applies. The Limited CDSC will be paid to the Distributor and will be assessed  on an amount  equal to the lesser  of: (1) the net asset  value at the time of  purchase  of the Class A shares  being  redeemed;  or (2) the net asset value of such Class A shares at the time of  redemption.  For  purposes  of this formula,  the "net asset  value at the time of  purchase"  will be the net asset value at purchase of the Class A shares even if those shares are later exchanged for  shares  of  another  Delaware  Investments(R)Fund  and,  in the event of an exchange  of Class A shares,  the "net asset value of such shares at the time of redemption"  will be the net asset value of the shares acquired in the exchange.
In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the  longest  period of time.  See  "Dealer  compensation"  below for a description of the dealer commission that is paid.

                                       18

CLASS B
o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales  charge if you redeem your shares  within three years after you buy them.

o    If you redeem Class B shares during the first year after you buy them,  the shares will be subject to a contingent  deferred sales charge of 2.00%. The contingent deferred sales charge is 1.00% during the second and third years and 0% thereafter.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class B Shares,  it will be assumed that shares held for more than three years are redeemed first,  followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held longest during the three-year  period.  For further  information on how the contingent deferred sales charge is determined,  please see "Calculation of
     Contingent Deferred Sales Charges-- Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    For  approximately  five years after you buy your Class B shares,  they are subject to annual  12b-1 fees no  greater  than 1.00% of average  daily net assets (of which 0.25% are service fees) paid to the  Distributor,  dealers or others for providing services and maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Approximately  five years after you buy them, Class B shares  automatically convert  into  Class A  shares  with a 12b-1  fee of no  more  than  0.30%.
     Conversion may occur as late as three months after the fifth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o    You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the  Fund.  However,  you will pay a  contingent deferred  sales charge of 1.00% if you redeem your shares  within 12 months after you buy them.

o    In determining  whether the  contingent  deferred sales charge applies to a redemption of Class C shares,  it will be assumed that shares held for more than 12 months are redeemed first followed by shares  acquired  through the reinvestment of dividends or distributions,  and finally by shares held for
     12 months or less. For further  information on how the contingent  deferred sales charge is determined,  please see "Calculation of Contingent Deferred
     Sales Charges - Class B and Class C" below.

o    Under certain  circumstances  the  contingent  deferred sales charge may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee no greater than 1.00% of average  daily net assets,  (of which  0.25% are service  fees) paid to the
     Distributor,  dealers  or others for  providing  services  and  maintaining shareholder accounts.

o    Because of the higher 12b-1 fees,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A and Class R shares.

o    Unlike  Class B shares,  Class C shares do not  automatically  convert into another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

                                       19

CLASS R
o    Class R shares have no up-front  sales  charge,  so the full amount of your purchase  is  invested  in the Fund.  Class R shares  are not  subject to a contingent deferred sales charge.

o    Class R shares  are  subject to an annual  12b-1 fee no greater  than 0.60%
     (currently  limited to 0.50%) of average  daily net assets,  which is lower than the 12b-1 fee for Class B and Class C shares.

o    Because of the higher  12b-1 fee,  Class R shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class R shares do not  automatically  convert into another class.

o    Class  R  shares  generally  are  available  only  to:  (i)  qualified  and non-qualified  plan  shareholders  covering multiple  employees  (including
     401(k),  401(a),  457 and  non-custodial  403(b)  plans,  as well as  other non-qualified  deferred  compensation plans) with assets at the time shares are  considered  for  purchase  of $10  million  or  less;  and (ii) to IRA rollovers  from plans  maintained on the Delaware  Investments(R)retirement recordkeeping  system or BISYS's retirement  recordkeeping  system that are offering Class R shares to participants.

Except as noted  above,  no other IRA  accounts  are eligible for Class R shares
(e.g.,  no SIMPLE  IRA's,  SEP/IRA's,  SAR/SEP  IRA's,  Roth IRA's,  etc.).  For
purposes of determining  plan asset levels,  affiliated plans may be combined at the request of the plan sponsor.

Any account  holding  Class A shares as of June 2, 2003 (the date Class R shares were made  available)  continues to be eligible to purchase Class A shares after that date. Any account  holding Class R shares is not eligible to purchase Class
A shares.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will  increase  the cost of your  investment  and may cost you more than  paying other types of sales charges.

Calculation of Contingent Deferred Sales Charges - Class B and Class C
Contingent  deferred  sales  charges are charged as a  percentage  of the dollar amount  subject to the  contingent  deferred  sales  charge.  The charge will be assessed on an amount  equal to the lesser of the net asset value at the time of the shares being  redeemed or the net asset value of those shares at the time of redemption.  No contingent deferred sales charge will be imposed on increases in net asset value above the initial purchase price, nor will a contingent deferred sales charge be assessed on redemptions of shares acquired through  reinvestment of dividends or capital gains  distributions.  For purposes of this formula, the
"net  asset  value  at the  time of  purchase"  will be the net  asset  value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments(R)Fund.  In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption"  will be the net asset value of the shares that were acquired in the exchange.

Dealer compensation

The  financial  advisor  that  sells you shares of the Fund may be  eligible  to receive the following  amounts as compensation  for your investment in the Fund.
These amounts are paid by the  Distributor  to the  securities  dealer with whom your financial advisor is associated.

------------------------- ---------- ---------- ---------- ----------
                          Class A(1) Class B(2) Class C(3) Class R(4)
------------------------- ---------- ---------- ---------- ----------
Commission (%)                -        2.00%       1.00%        -
------------------------- ---------- ---------- ---------- ----------
Investment less than        2.35%        -           -          -
$100,000
------------------------- ---------- ---------- ---------- ----------
$100,000 but less than      1.75%        -           -          -
$250,000
------------------------- ---------- ---------- ---------- ----------

                                       20

------------------------- ---------- ---------- ---------- ----------
$250,000 but less than      0.75%        -           -          -
$1,000,000
------------------------- ---------- ---------- ---------- ----------
$1,000,000 but less than    0.75%        -           -          -
$5,000,000
------------------------- ---------- ---------- ---------- ----------
$5,000,000 but less than    0.50%        -           -          -
$25,000,000
------------------------- ---------- ---------- ---------- ----------
$25,000,000 or more         0.25%        -           -          -
------------------------- ---------- ---------- ---------- ----------
12b-1 Fee to Dealer         0.30%      0.15%       1.00%      0.60%
------------------------- ---------- ---------- ---------- ----------

(1)  On sales of Class A shares,  the  Distributor  re-allows to your securities dealer a portion of the front-end  sales charge  depending  upon the amount you invested.  The maximum 12b-1 fee  applicable to Class A shares is 0.30%
     of average daily net assets.  However,  the  Distributor  has contracted to limit this amount to 0.15% through April 30, 2007. Your  securities  dealer is eligible to receive the maximum  annual 12b-1 fee  applicable to Class A shares of up to 0.30% of average  daily net assets,  although  this rate is currently 0.15%.

(2)  On sales of Class B shares,  the Distributor pays your securities dealer an up-front  commission of 2.00%.  After  approximately  eight years,  Class B shares  automatically  convert  into Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.

(3)  On sales of Class C shares,  the Distributor pays your securities dealer an up-front  commission of 1.00%. The up-front  commission includes an advance of the first year's 12b-1  service fee of up to 0.25%.  During the first 12 months,  the  Distributor  retains  the full 1.00%  12b-1 fee to  partially offset the up-front  commission  and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.

(4)  On sales of Class R shares,  the  Distributor  does not pay your securities dealer an up-front commission.  The maximum 12b-1 fee applicable to Class R shares is 0.60% of average daily net assets.  However,  the Distributor has contracted  to limit this  amount to 0.50%  through  April 30,  2007.  Your securities  dealer  may be  eligible  to receive a 12b-1 fee of up to 0.60%
     from the date of purchase, although this rate is currently 0.50%.

                                       21

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You can also get additional information from your financial advisor. You or your financial  advisor  must  notify us at the time you  purchase  shares if you are eligible for any of these programs.  You may also need to provide information to your financial  advisor or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments(R)Funds holdings in any other account,  including  retirement accounts held indirectly or through an intermediary  and the names of qualifying  family members and their holdings.
Class R shares have no sales charge.  We reserve the right to determine  whether any  purchase is  entitled,  by virtue of the  foregoing,  to the reduced  sales charge.

----------------- ------------------------ -----------------------------------------------
      Program     How it works                             Share class
                                              A               B                          C
----------------- --------------------- -------------- ------------------------------- ----------
Letter of Intent  Through a Letter of         X        Although the Letter of Intent and Rights
                  Intent you agree to                  of Accumulation do not apply to the purchase
                  invest a certain                     of Class B and Class C shares, you can combine
                  amount in Delaware                   your purchase of Class A shares with your
                  Investments(R)Funds                  purchase of Class B and Class C shares to
                  (except money market                 fulfill your Letter of Intent or qualify
                  funds with no sales                  for Rights of Accumulation.
                  charge) over a
                  13-month period to
                  qualify for reduced
                  front-end sales
                  charges.
----------------- --------------------- --------------
Rights of         You can combine your        X
Accumulation      holdings or
                  purchases of all
                  Delaware
                  Investments(R)Funds
                  (except money market
                  funds with no sales
                  charge) as well as
                  the holdings and
                  purchases of your
                  spouse and children
                  under 21 to qualify
                  for reduced
                  front-end sales
                  charges.
----------------- --------------------- -------------- ------------------------------- ----------
Reinvestment of   Up to 12 months       For Class A,   For Class B, your account       Not
Redeemed Shares   after you redeem      you will not   will be credited with the       available.
                  shares, you can       have to pay    contingent deferred sales
                  reinvest the          an additional  charge you previously paid
                  proceeds without      front-end      on the amount you are
                  paying a sales        sales charge.  reinvesting. Your schedule
                  charge as noted to                   for contingent deferred
                  the right.                           sales charges and conversion
                                                       to Class A will not start
                                                       over again; it will pick up
                                                       from the point at which you
                                                       redeemed your shares.
----------------- --------------------- -------------- ------------------------------- ----------
SIMPLE/IRA,       These investment            X        There is no reduction in sales charges for
SEP/IRA, SAR/SEP, plans may qualify                    Class B or Class C shares for group purchases
Profit Sharing,   for reduced sales                    by retirement plans.
Pension, 401(k),  charges by combining
SIMPLE 401(k),    the purchases of all
403(b)(7), and    members of the
457 Retirement    group. Members of
Plans             these groups may
                  also qualify to
                  purchase shares
                  without a front-end
                  sales charge and may
                  qualify for a waiver
                  of any contingent
                  deferred sales
                  charges on Class A
                  shares.
----------------- --------------------- -------------- ------------------------------------------

                                       22

Buying Class A shares at Net Asset Value

Class A  shares  of the Fund may be  purchased  at net  asset  value  under  the following  circumstances,  provided that you notify the Fund in advance that the trade qualifies for this privilege.

o    Shares  purchased  under the Delaware  Investments(R)Dividend  Reinvestment
     Plan and,  under  certain  circumstances,  the Exchange  Privilege  and the
     12-Month Reinvestment Privilege.

o    Purchases  by (i)  current  and  former  officers,  Trustees/Directors  and employees  of any  Delaware  Investments(R)Fund,  the Manager or any of its
     current affiliates and those that may in the future be created;  (ii) legal
     counsel  to  the  Delaware   Investments(R)Funds;   and  (iii)   registered
     representatives  and  employees  of  broker/dealers  who have  entered into dealer's  agreements with the  Distributor.  Family members  (regardless of age) of such  persons at their  direction,  and any  employee  benefit plan established by any of the foregoing entities, counsel or broker/dealers may also purchase shares at net asset value.

o    Shareholders  who own Class A shares of  Delaware  Cash  Reserve  Fund as a result of a liquidation of a Delaware  Investments(R)Fund may exchange into
     Class A shares of another Delaware Investments(R)Fund at net asset value.

o    Purchases  by bank  employees  who  provide  services  in  connection  with agreements between the bank and unaffiliated  brokers or dealers concerning sales of shares of Delaware Investments(R)Funds.

o    Purchases by certain officers,  trustees and key employees of institutional clients of the Manager or any of the Manager's affiliates.

o    Purchases for the benefit of the clients of brokers, dealers and registered investment  advisors if such brokers,  dealers or investment  advisors have entered into an agreement with the Distributor  providing  specifically for the  purchase  of Class A shares  in  connection  with  special  investment products,  such as wrap accounts or similar fee based  programs.  Investors may be charged a fee when effecting  transactions in Class A shares through a broker or agent that offers these special investment products.

o    Purchases  by  financial  institutions  investing  for the account of their trust  customers if they are not eligible to purchase  shares of the Fund's
     Institutional Class.

o    Purchases by retirement  plans that are maintained on retirement  platforms
     sponsored  by  financial   intermediary   firms,   provided  the  financial
     intermediary  firm has entered into a Class A NAV Agreement with respect to such retirement platforms.

o    Purchases  by certain  legacy  bank  sponsored  retirement  plans that meet requirements set forth in the SAI.

o    Purchases by certain legacy  retirement  assets that meet  requirements set forth in the SAI.

o    Investments made by plan level and/or participant  retirement accounts that are for the purpose of repaying a loan taken from such accounts.

o    Loan repayments made to a Fund account in connection with loans  originated from accounts previously maintained by another investment firm.

                                       23

Waivers of Contingent Deferred Sales Charges

--------------------------------------- ------------ -------------- -------------
                                                      Share Class

           Category                          A*            B             C
--------------------------------------- ------------ -------------- -------------
Redemptions in accordance with a             X             X             X
Systematic Withdrawal Plan, provided
the annual amount selected to be
withdrawn under the Plan does not
exceed 12% of the value of the
account on the date that the
Systematic Withdrawal Plan was
established or modified.
--------------------------------------- ------------ -------------- -------------
Redemptions that result from the             X             X             X
Fund's right to liquidate a
shareholder's account if the
aggregate net asset value of the
shares held in the account is less
than the then-effective minimum
account size.
--------------------------------------- ------------ -------------- -------------
Distributions to participants or             X            Not           Not
beneficiaries from a retirement plan                  available.     available.
qualified under section 401(a) of the
Internal Revenue Code of 1986, as
amended (the "Code").
--------------------------------------- ------------ -------------- -------------
Redemptions pursuant to the direction        X            Not           Not
of a participant or beneficiary of a                  available.     available.
retirement plan qualified under
section 401(a) of the Code with
respect to that retirement plan.
--------------------------------------- ------------ -------------- -------------
Periodic distributions from an               X             X             X
individual retirement account (i.e.,
IRA, ROTH IRA, EDUCATION OR COVERDELL
IRA, SIMPLE IRA, SAR/SEP or SEP/IRA)
or a qualified plan** (403(b)(7)
plan, 457 Deferred Compensation Plan,
Profit Sharing Plan, Money Purchase
Plan or 401(k) Defined Contribution
Plan) not subject to a penalty under
Section 72(t)(2)(A) of the Code or a
hardship or unforeseen emergency
provision in the qualified plan as
described in Tres. Reg.
ss.1.401(k)-1(d)(2) and Section
457(d)(3) of the Code.
--------------------------------------- ------------ -------------- -------------
Returns of Excess Contributions due          X             X             X
to any regulatory limit from an
individual retirement account (i.e.,
IRA, ROTH IRA, EDUCATION OR COVERDELL
IRA, SIMPLE IRA, SAR/SEP or SEP/IRA)
or a qualified plan (403(b)(7) plan,
457 Deferred Compensation Plan,
Profit Sharing Plan, Money Purchase
Plan or 401(k) Defined Contribution
Plan).
--------------------------------------- ------------ -------------- -------------
Distributions by other employee              X            Not           Not
benefit plans to pay benefits.                        available.     available.
--------------------------------------- ------------ -------------- -------------
Systematic withdrawals from a                X             X             X
retirement account or qualified plan
that are not subject to a penalty
pursuant to Section 72(t)(2)(A) of
the Code or a hardship or unforeseen
emergency provision in the qualified
plan** as described in Tres. Reg.
ss.1.401(k)-1(d)(2) and Section
457(d)(3) of the Code.  The
systematic withdrawal may be pursuant
to Delaware Investments(R)Funds'
Systematic Withdrawal Plan or a
systematic withdrawal permitted by
the Code.
--------------------------------------- ------------ -------------- -------------

                                       24

--------------------------------------- ------------ -------------- -------------
                                                      Share Class

       Category                              A*            B             C
--------------------------------------- ------------ -------------- -------------
Distributions from an account of a           X             X             X
redemption resulting from the death
or disability (as defined in Section
72(t)(2)(A) of the Code) of a
registered owner or a registered
joint owner occurring after the
purchase of the shares being
redeemed.  In the case of accounts
established under the Uniform Gifts
to Minors Act or Uniform Transfers to
Minors Act or trust accounts, the
waiver applies upon the death of all
beneficial owners.
--------------------------------------- ------------ -------------- -------------
Redemptions by certain legacy                X            Not            X
retirement assets that meet the                       available.
requirements set forth in the SAI.
--------------------------------------- ------------ -------------- -------------
Redemptions by the classes of                X            Not           Not
shareholders who are permitted to                     available.     available.
purchase shares at net asset value,
regardless of the size of the
purchase.  See "Buying Class A shares
at Net Asset Value" above.
--------------------------------------- ------------ -------------- -------------

*    The waiver  for Class A shares  relates  to a waiver of the  Limited  CDSC.
     Please note that you or your  financial  advisor  will have to notify us at the time of purchase that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any applicable contingent deferred sales charge or
     Limited CDSC, unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any  records  that  substantiate  these costs  because  the Fund,  its transfer agent and financial  intermediaries  may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers is  available  free of charge in a clear and  prominent  format on the  Delaware
Investments(R)Funds'   Web  site  at   www.delawareinvestments.com.   Additional
information on sales charges can be found in the SAI.

                                       25

About your account (continued)

How to buy shares

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Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

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By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

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By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

[GRAPHIC OMITTED: EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other  Delaware  Investments(R)Funds.  Please keep in mind, however, that under most circumstances you are allowed to exchange only between like  classes of shares.  To open an account by exchange,  call the
Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services
You may purchase or exchange shares through Delaphone,  our automated  telephone
service,  or  through  our  Web  site,  www.delawareinvestments.com.   For  more
information  about  how to sign up for  these  services,  call  our  Shareholder
Service Center at 800 523-1918.

Once you have completed an application,  you can open an account with an initial investment of $1,000 and make  additional  investments at any time for as little as $100.  The  minimum  initial  purchase is $250,  and you can make  additional investments  of only $25, if you are buying shares in an IRA or Roth IRA,  under the  Uniform  Gifts to Minors Act or the  Uniform  Transfers  to Minors  Act, or
through an  Automatic  Investing  Plan.  The  minimum  purchase  for a Coverdell
Education  Savings Account  (formerly an "Education  IRA") is $500. The minimums vary for  retirement  plans other than IRAs,  Roth IRAs or  Coverdell  Education
Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase  order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.

                                       26

We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Retirement plans
In  addition  to being an  appropriate  investment  for your  IRA,  Roth IRA and
Coverdell  Education  Savings  Account,  shares in the Fund may be suitable  for group  retirement  plans.  You may  establish  your IRA account  even if you are already  a  participant  in an  employer-sponsored  retirement  plan.  For  more information  on how  shares  in the  Fund  can  play an  important  role in your retirement  planning  or for details  about group  plans,  please  consult  your financial advisor, or call 800 523-1918.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another member of your  household,  we are  sending  your  household  one  copy  of the  Fund's prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing  expenses  associated  with the Fund. We will  continue  to send one copy of each of these  documents  to your  household until you notify us that you wish individual  materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor.  We will begin sending you individual copies of these

                                       27

About your account (continued)

How to redeem shares

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Through your financial advisor
Your  financial  advisor  can handle all the  details of  redeeming  your shares
(selling them back to the Fund).  Your  financial  advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
You may redeem  your shares by mail by writing to:  Delaware  Investments,  2005
Market Street, Philadelphia,  PA 19103-7094. All owners of the account must sign the  request,  and for  redemptions  of more than  $100,000,  you must include a signature guarantee for each owner.  Signature guarantees are also required when redemption  proceeds are going to an address other than the address of record on the account.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

Through automated shareholder services
You may redeem shares through Delaphone,  our automated  telephone  service,  or through our Web site,  www.delawareinvestments.com.  For more information  about how to sign up for these services,  call our  Shareholder  Service Center at 800
523-1918.

[GRAPHIC OMITTED: SYMBOL OF A HAND HOLDING A PEN]

Through checkwriting
You may redeem Class A shares by writing checks of $500 or more.  Checks must be signed by all  owners of the  account  unless  you  indicate  otherwise  on your
Investment Application. The checkwriting feature is not available for retirement plans.  Also,  because  dividends  Fare declared  daily,  you may not close your account  by  writing a check.  When you write  checks  you are  subject  to bank regulations and may be subject to a charge if the check amount exceeds the value of your account.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed  request to redeem or exchange shares and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined on the next Business  Day. We will deduct any  applicable  contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive

                                       28

your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared,  which can take up to 15 days, before we send your redemption proceeds.

If you are  required to pay a contingent  deferred  sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased  them or their NAV when you redeem them,  whichever is less.  This arrangement  assures that you will not pay a contingent deferred sales charge on any  increase in the value of your  shares.  You also will not pay the charge on any shares  acquired by reinvesting  dividends or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a contingent  deferred sales charge at the time of the exchange.  If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the  original  shares,  not the  exchange  price.  The redemption  price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Account minimums
If you redeem shares and your account  balance  falls below the Fund's  required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act
and  Uniform  Transfers  to Minors  Act  accounts  or  accounts  with  automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more  consecutive  months,  you will have until the end of the current  calendar quarter  to raise the  balance  to the  minimum.  If your  account is not at the minimum by the required  time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance.  If your account  does not reach the minimum  balance,  the Fund may redeem your  account after 60 days' written notice to you.

                                       29

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Automatic Investing Plan
The  Automatic  Investing  Plan allows you to make regular  monthly or quarterly investments directly from your checking account.

Direct Deposit
With  Direct  Deposit  you  can  make  additional  investments  through  payroll deductions,  recurring government or private payments such as Social Security or direct transfers from your bank account.

Electronic Delivery
With  Delaware  eDelivery,  you can receive your fund  documents  electronically instead of via U.S. mail.  When you sign up for  eDelivery,  you can access your account  statements,  shareholder  reports and other fund materials online, in a secure internet environment, at any time, from anywhere.

Online Account Access
Online   Account   Access  is  a   password-protected   area  of  the   Delaware
Investments(R)Web  site that gives you access to your  account  information  and allows you to perform transactions in a secure internet environment.

Wealth Builder Option
With the Wealth  Builder  Option you can  arrange  automatic  monthly  exchanges between your shares in one or more Delaware Investments(R)Funds.  Wealth Builder exchanges  are  subject to the same rules as regular  exchanges  (see below) and require a minimum monthly exchange of $100 per fund.

Dividend Reinvestment Plan
Through  our  Dividend  Reinvestment  Plan,  you  can  have  your  distributions reinvested  in  your  account  or the  same  share  class  in  another  Delaware
Investments(R)Fund.   The  shares  that  you   purchase   through  the  Dividend
Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges
You may  generally  exchange  all or part of your  shares for shares of the same class in another  Delaware  Investments(R)Fund  without paying a front-end sales charge  or a  contingent  deferred  sales  charge  at the time of the  exchange.
However,  if you  exchange  shares from a money market fund that does not have a sales  charge or from  Class R shares of any fund,  you will pay any  applicable sales charge on your new shares.  When exchanging  Class B and Class C shares of one fund for the same class of shares in other  funds,  your new shares  will be subject  to  the  same  contingent  deferred  sales  charge  as the  shares  you originally  purchased.  The holding  period for the  contingent  deferred  sales charge will also remain the same, with the amount of time you held your original shares being credited  toward the holding period of your new shares.  You do not pay sales  charges on shares  that you  acquired  through  the  reinvestment  of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's  prospectus  and read it carefully  before buying  shares  through an exchange.  We may refuse the purchase side of any exchange  request,  if, in the
Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment  objectives and policies or would  otherwise  potentially be adversely affected.

MoneyLine(SM) On Demand Service
Through our  MoneyLine(SM) On Demand  Service,  you or your financial  advisor may transfer money between your Fund account and your  predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum  transfer of $25 and a maximum  transfer  of  $50,000,  except for purchases  into  IRAs.  Delaware  Investments  does  not  charge  a fee for this service; however, your bank may assess one.

                                       30

MoneyLine Direct Deposit Service
Through  our  MoneyLine  Direct  Deposit  Service  you can  have  $25 or more in dividends and distributions  deposited  directly to your bank account.  Delaware
Investments  does not  charge a fee for this  service;  however,  your  bank may assess one. This service is not available for retirement plans.

Systematic Withdrawal Plan
Through our Systematic  Withdrawal  Plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75  quarterly.  You may also have your  withdrawals  deposited directly to your bank account through our MoneyLine Direct Deposit Service.

The applicable limited  contingent  deferred sales charge for Class A Shares and the  contingent  deferred  sales charge for Class B and C Shares  redeemed via a
Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less  than  12% of the  account  balance  on the  date  that the Plan is established.  If the annual  amount  withdrawn  in any year  exceeds  12% of the account balance on the date that the Systematic  Withdrawal Plan is established, all  redemptions  under the Plan will be subjected to the applicable  contingent deferred sales charge,  including an assessment for previously  redeemed amounts under the Plan.

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  business day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves judgments that are inherently subjective,  we seek to apply this policy uniformly in all cases and make judgments and  applications  that are consistent with the  interests  of the  Fund's  shareholders.  While we will  take  actions designed to detect and prevent  market  timing,  there can be no assurance  that such trading activity will be completely eliminated.

Risks  of  market  timing  By  realizing  profits  through  short-term  trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares  dilute the value of shares held by  long-term  shareholders.  Volatility resulting  from  excessive  purchases  and sales or  exchanges  of Fund  shares, especially involving large dollar amounts, may disrupt efficient

                                       31

portfolio management.  In particular,  the Fund may have difficulty implementing its long-term  investment  strategies if it is forced to maintain a higher level of its assets in cash to accommodate  significant  short-term  trading activity.
Excessive  purchases  and sales or exchanges of the Fund's shares may also force the Fund to sell  portfolio  securities  at  inopportune  times to raise cash to accommodate short-term trading activity.  This could adversely affect the Fund's performance  if, for  example,  the Fund incurs  increased  brokerage  costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies  to avoid  detection  and,  despite  the  efforts of the Fund and its agents to detect  market timing in Fund shares,  there is no guarantee  that the
Fund will be able to  identify  these  shareholders  or  curtail  their  trading practices.  In  particular,  the Fund may not be able to  detect  market  timing attributable to a particular  investor who effects  purchase,  redemption and/or exchange  activity in Fund shares through  omnibus  accounts.  The difficulty of detecting  market  timing may be further  compounded if these  entities  utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the  income  and  gains it  distributes  to you.  The Fund  expects  to  declare dividends  daily and  distribute all of its net  investment  income,  if any, to shareholders  as dividends  monthly.  The Fund will also  distribute net capital gains, if any, annually.  The amount of any distribution will vary, and there is no  guarantee  the Fund will pay  either an income  dividend  or a capital  gain distribution.  We  automatically  reinvest all dividends and any capital  gains, unless you direct us to do otherwise.

                                       32

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares. A portion of income  dividends  designated by the Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so.  These  transactions  could  also  have  tax  consequences  if  sales  of securities  result  in gains,  and  could  also  increase  transaction  costs or portfolio turnover.  The Manager will monitor transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a "manager of managers"  structure  that would permit the
Manager to appoint and replace sub-advisors, enter into sub-advisory agreements, and  amend and  terminate  sub-advisory  agreements  with  respect  to the Fund, subject to Board

                                       33

approval but without shareholder approval (the "Manager of Managers Structure").
While the  Manager  does not  currently  expect to use the  Manager of  Managers
Structure with respect to the Fund, the Manager may, in the future, recommend to the Fund's  Board the  establishment  of the  Manager of Managers  Structure  by recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio if it believes that doing so would be likely to enhance the Fund's performance by introducing a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund
to  be  increased   without   shareholder   approval  or  change  the  Manager's
responsibilities  to the Fund,  including the Manager's  responsibility  for all advisory services furnished by a sub-advisor.

                                       34

Financial highlights

The financial  highlights  tables are intended to help you understand the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 523-1918.

Delaware Limited-Term Government Fund                                           Class A
                                                                          Year Ended 12/31
                                                             2005      2004      2003      2002      2001
Net asset value, beginning of period                       $8.480    $8.620    $8.770    $8.600    $8.430

Income (loss) from investment operations:
Net investment income                                       0.278     0.244     0.222     0.349     0.423
Net realized and unrealized gain (loss) on investments     (0.132)   (0.048)   (0.039)    0.255     0.238
                                                          --------   -------   -------   -------   -------
Total from investment operations                            0.146     0.196     0.183     0.604     0.661
                                                          --------   -------   -------   -------   -------
Less dividends and distributions from:
Net investment income                                      (0.356)   (0.336)   (0.315)   (0.434)   (0.491)
Return of capital                                           -----     -----     0.018)    -----     -----
                                                          --------   -------   -------   -------   -------
Total dividends and distributions                          (0.356)    0.336)   (0.333)   (0.434)   (0.491)
                                                          --------   -------   -------   -------   -------

Net asset value, end of period                             $8.270    $8.480    $8.620    $8.770    $8.600
                                                          ========   =======   =======   =======   =======

Total return(1)                                              1.76%     2.31%     2.12%     7.08%     8.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $189,845  $204,053  $249,845  $250,729  $208,152
Ratio of expenses to average net assets                      0.82%     0.75%     0.75%     0.75%     0.89%
Ratio of expenses to average net assets prior to
        expense limitation and expenses paid indirectly      1.12%     1.13%     1.14%     1.05%     1.08%
Ratio of net investment income to average net assets         3.32%     2.85%     2.57%     3.99%     4.92%
Ratio of net investment income to average net assets
        prior to expense limitation and expenses paid
        indirectly                                           3.02%     2.47%     2.18%     3.69%     4.73%
Portfolio turnover                                            259%      313%      483%      313%      386%

(1)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager and  distributor,  as applicable.  Performance  would have been lower had the expense limitation not been in effect.

                                       35

Delaware Limited-Term Government Fund                                                Class B
                                                                                Year Ended 12/31
                                                                   2005     2004     2003     2002     2001
Net asset value, beginning of period                             $8.480   $8.620   $8.770   $8.600   $8.430

Income (loss) from investment operations:
Net investment income                                             0.207    0.170    0.152    0.274    0.348
Net realized and unrealized gain (loss) on investments           (0.132)   0.047)  (0.044)   0.255    0.238
                                                                 -------  -------  -------  -------  -------
Total from investment operations                                  0.075    0.123    0.108    0.529    0.586
                                                                 -------  -------  -------  -------  -------
Less dividends and distributions from:
Net investment income                                            (0.285)  (0.263)  (0.244)  (0.359)  (0.416)
Return of capital                                                 -----    -----   (0.014)    ----     ----
                                                                 -------  -------  -------  -------  -------
Total dividends and distributions                                (0.285)  (0.263)  (0.258)  (0.359)  (0.416)
                                                                 -------  -------  -------  -------  -------

Net asset value, end of period                                   $8.270   $8.480   $8.620   $8.770   $8.600
                                                                 =======  =======  =======  =======  =======
Total return(1)                                                    0.90%    1.44%    1.25%    6.17%    7.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                         $19,857  $27,559  $37,774  $50,326  $21,743
Ratio of expenses to average net assets                            1.67%    1.60%    1.60%    1.60%    1.74%
Ratio of expenses to average net assets prior to expense
     limitations and expenses paid indirectly                      1.82%    1.83%    1.86%    1.90%    1.93%
Ratio of net investment income to average net assets               2.47%    2.00%    1.72%    3.14%    4.07%
Ratio of net investment income to average net assets prior to
     expense limitations and expenses paid indirectly              2.32%    1.77%    1.46%    2.84%     .88%
Portfolio turnover                                                  259%     313%     483%     313%     386%

Delaware Limited-Term Government Fund                                              Class C
                                                                              Year Ended 12/31
                                                                  2005     2004     2003     2002     2001
Net asset value, beginning of period                            $8.480   $8.620   $8.770   $8.600   $8.430

Income (loss) from investment operations:
Net investment income                                            0.207    0.170    0.152    0.274    0.347
Net realized and unrealized gain (loss) on investments          (0.132)  (0.047)   0.044)    0.255   0.238
                                                                -------  -------  -------  -------  -------
Total from investment operations                                 0.075    0.123    0.108    0.529    0.585
                                                                -------  -------  -------  -------  -------
Less dividends and distributions from:
Net investment income                                           (0.285)  (0.263)  (0.244)  (0.359)  (0.415)
Return of capital                                                -----    -----   (0.014)    ----     ----
                                                                -------  -------  -------  -------  -------
Total dividends and distributions                               (0.285)  (0.263)  (0.258)  (0.359)  (0.415)
                                                                -------  -------  -------  -------  -------

Net asset value, end of period                                  $8.270   $8.480   $8.620   $8.770   $8.600
                                                                =======  =======  =======  ======   ======
Total return(1)                                                   0.90%    1.44%    1.25%    6.16%    7.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                        $32,235  $49,709  $72,045  $71,189  $21,386
Ratio of expenses to average net assets                           1.67%    1.60%    1.60%    1.60%    1.74%
Ratio of expenses to average net assets prior to expense
     limitations and expenses paid indirectly                     1.82%    1.83%    1.86%    1.90%    1.93%
Ratio of net investment income to average net assets              2.47%    2.00%    1.72%    3.14%    4.07%
Ratio of net investment income to average net assets prior to
     expense limitations and expenses paid indirectly              2.32%   1.77%    1.46%    2.84%    3.88%
Portfolio turnover                                                 259%     313%     483%     313%     386%

(1)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge.  Total  investment  return reflects a waiver and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       36

Delaware Limited-Term Government Fund
                                                                              Class R
                                                                          Year Ended 12/31
                                                                      2005     2004    Period
                                                                                       6/2/03(1)
                                                                                       through
                                                                                       12/31/03
Net asset value, beginning of period                                $8.490   $8.630   $8.800

Income (loss) from investment operations:
Net investment income                                                0.244    0.205    0.074
Net realized and unrealized gain (loss) on investments              (0.142)  (0.048)  (0.063)
                                                                    -------  -------  -------
Total from investment operations                                     0.102    0.157    0.011
                                                                    -------  -------  -------

Less dividends and distributions from:
Net investment income                                                0.322)  (0.297)  (0.165)
Return of capital                                                    -----    -----    0.016)
                                                                    -------  -------  -------
Total dividends and distributions                                   (0.322)  (0.297)  (0.181)
                                                                    -------  -------  -------

Net asset value, end of period                                      $8.270   $8.490   $8.630
                                                                    =======  =======  =======
Total return(2)                                                       1.34%    1.73%    0.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                             $1,860   $1,905   $1,499
Ratio of expenses to average net assets                               1.23%    1.20%    1.20%
Ratio of expenses to average net assets prior to expense
      limitations and expenses paid indirectly                        1.42%    1.43%    1.38%
Ratio of net investment income to average net assets                  2.91%    2.40%    1.86%
Ratio of net investment income to average net assets prior to
       expense limitations and expenses paid indirectly               2.72%    2.17%    1.68%
Portfolio turnover                                                     259%     313%     483%

(1)  Date of commencement  of operations.  Ratios have been annualized and total return has not been annualized.
(2)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and  payment of fees by the  manager and the  distributor,  as  applicable.
     Performance  would have been lower had the expense  limitation  not been in effect.

                                       37

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we include  applicable  fee waivers,  exclude  front-end and  contingent deferred sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that clasFs of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       38

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Commission
The fee an investor pays to a financial advisor for advice and help in buying or selling mutual funds, stocks, bonds or other securiFties.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Contingent deferred sales charge (CDSC)
Fee charged by some  mutual  funds when  shares are  redeemed  (sold back to the fund)  within a set number of years.  An  alternative  method for  investors  to compensate a financial  advisor for advice and service,  rather than an up-front commission.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

                                       39

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a mutual  fund to the  investment  manager  for  management services,  expressed as an annual  percentage  of fthe fund's  average daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

Merrill Lynch 1-3 Year U.S. Treasury Index
An unmanaged index of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three  years.  It does not include  inflation linked U.S. government bonds.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

                                       40

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of the McGraw-Hill Companies, Inc.
(S&P) and Fitch, Inc. (Fitch).

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  officfial  offering  document  that  describes  a mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

Sales charge
A commission  thAt is charged on the purchase or  redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate financial advisors for advice and service provided.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

                                       41

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Uniform Gifts to Minors Act and Uniform Transfers to Minors Act
Federal and state laws that provide  special tax  advantages and a simple way to transfer property to a minor.

VolatilitY
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       42

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the
current  Statement  of  Additional   Information  (SAI),  which  we  have  filed
electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 523-1918. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may also obtain  additional  information  about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 7 p.m. Eastern Time:

o    For fund information, literature, price, yield and performance figures.

o    For information on existing regular investment accounts and retirement plan
     accounts   including  wire   investments,   wire   redemptions,   telephone
     redemptions and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o    For  convenient  access  to  account  information  or  current  performance information on all Delaware Investments(R)Funds seven days a week, 24 hours a day, use this Touch-Tone(R)service.

--------------------------------------- ----------- --------
DELAWARE FUND SYMBOLS
--------------------------------------- ----------- --------
Delaware Limited-Term Government Fund      CUSIP    NASDAQ
--------------------------------------- ----------- --------
Class A                                  245912308   DTRIX
--------------------------------------- ----------- --------
Class B                                  245912605   DTIBX
--------------------------------------- ----------- --------
Class C                                  245912704   DTICX
--------------------------------------- ----------- --------
Class R                                  245912803   DLTRX
--------------------------------------- ----------- --------

Investment Company Act file number: 811-03363

R-022 [--] IVES 4/05

                           [DELAWARE INVESTMENTS LOGO]

                      Delaware Limited-Term Government Fund

                               Institutional Class

                                   Prospectus
                                 April 30, 2006

                                  Fixed Income

The  Securities and Exchange  Commission  has not approved or disapproved  these
securities   or  passed  upon  the   accuracy  of  this   Prospectus,   and  any
representation to the contrary is a criminal offense.

Fund profile                                                   page 2
Delaware Limited-Term Government Fund                               2

How we manage the Fund                                         page 5
Our investment strategies                                           5
The securities we typically invest in                               6
The risks of investing in the Fund                                  9
Disclosure of portfolio holdings information                       10

Who manages the Fund                                          page 11
Investment manager                                                 11
Portfolio managers                                                 11
Who's who?                                                         12

About your account                                            page 13
Investing in the Fund                                              13
How to buy shares                                                  13
Fair valuation                                                     14
Document delivery                                                  15
How to redeem shares                                               15
Account minimum                                                    16
Exchanges                                                          16
Frequent trading of Fund shares                                    16
Dividends, distributions and taxes                                 18
Certain management considerations                                  19

Financial highlights                                          page 20
Glossary                                                      page 22
Additional information                                        page 25

                                       2

Profile:  Delaware Limited-Term Government Fund

What are the Fund's goals?
Delaware  Limited-Term  Government  Fund seeks to provide a high stable level of income,  while  attempting  to minimize  fluctuations  in principal  and provide maximum liquidity.  Although the Fund will strive to meet its goals, there is no assurance that it will.

What are the Fund's main investment strategies?
The Fund  invests  primarily  in short- and  intermediate-term  U.S.  government securities.  These are debt securities issued or guaranteed by the U.S., such as
U.S.   Treasuries;   securities   issued   by  U.S.   government   agencies   or
instrumentalities,  such  as  securities  of the  Government  National  Mortgage
Association;   and   securities   that  are   privately   issued  but  are  100%
collateralized  by securities or  certificates  issued or guaranteed by the U.S.
government,  its agencies or  instrumentalities.  The Fund may also invest up to
20% of its net assets in corporate notes and bonds,  certificates of deposit and obligations of U.S. and foreign banks,  commercial paper,  certain  asset-backed securities and non-agency mortgage-backed securities.

The level of income the Fund  provides will vary  depending on current  interest rates and the specific securities in the portfolio.  However,  since longer-term rates are generally less volatile than short-term  rates,  the Fund's income may fluctuate less than a money market fund's income.

Under normal circumstances,  the Fund will invest at least 80% of its net assets in U.S.  government  securities  ("80% policy").  This 80% policy can be changed without shareholder approval.  However,  shareholders would be given at least 60 days notice prior to any such change.

What are the main risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will  increase  and  decrease  according to changes in the value of the securities  in the Fund's  portfolio.  This Fund will be affected  primarily  by changes in interest rates.  For example,  when interest rates rise, the value of bonds in the Fund's portfolio will likely decline.

For a more complete  discussion  of risk,  please see "The risks of investing in the Fund" on page 9.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

Who should invest in the Fund
o    Investors with intermediate or long-term financial goals.
o    Investors seeking monthly income.
o    Investors  who would like a relatively  conservative  income  investment to help balance a growth-oriented long-term portfolio.
o    Investors  seeking a  high-quality  investment  with a measure  of  capital preservation.

Who should not invest in the Fund

o    Investors with very short-term financial goals.
o    Investors  who are  unwilling to accept  share  prices that may  fluctuate, especially over the short term.
o    Investors who want an investment with a fixed share price,  such as a money market fund.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial  plan.  Be sure to discuss  this Fund with your  financial  advisor to determine whether it is an appropriate choice for you.

                                       3

How has Delaware Limited-Term Government Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past ten calendar  years,  as well as the average annual returns of the Institutional Class shares for one-year,  five-year and ten-year periods.
The Fund's past  performance  (before  and after  taxes) is not  necessarily  an indication  of how it will perform in the future.  The returns  reflect  expense caps in effect  during these  periods.  The returns  would be lower  without the expense  caps.  Please see the  footnotes on page 4 for  additional  information about the expense caps.

[GRAPHIC  OMITTED:  BAR CHART  SHOWING YEAR BY YEAR TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

------ ------ ------ ------ ------ ------ ------ ------ ------ ------
 1996   1997   1998   1999   2000   2001   2002   2003   2004   2005
------ ------ ------ ------ ------ ------ ------ ------ ------ ------
3.84%  5.39% 7.62%  1.22%  8.75%  8.34%  7.27%  2.27%  2.46%  1.91%
------ ------ ------ ------ ------ ------ ------ ------ ------ ------

During the  periods  illustrated  in this bar chart,  the  Institutional  Class'
highest  quarterly  return was 4.53% for the quarter ended December 31, 1998 and its lowest quarterly return was -1.29% for the quarter ended June 30, 2004.

Average annual returns for periods ending 12/31/05

------------------------------------------------------------- -------- -------- ---------
                                                               1 year  5 years  10 years
------------------------------------------------------------- -------- -------- ---------
Return before taxes                                             1.91%    4.41%     4.87%
------------------------------------------------------------- -------- -------- ---------
Return after taxes on distributions                             0.35%    2.64%     2.63%
------------------------------------------------------------- -------- -------- ---------
Return after taxes on distributions and sale of Fund shares     1.23%    2.70%     2.74%
------------------------------------------------------------- -------- -------- ---------
Merrill Lynch 1-3 Year U.S. Treasury Index                      1.67%    3.67%     4.79%
         (reflects no deduction for fees, expenses or taxes)
------------------------------------------------------------- -------- -------- ---------

The Fund's  returns above are compared to the  performance  of the Merrill Lynch
1-3 Year U.S.  Treasury Index.  You should  remember that,  unlike the Fund, the index is  unmanaged  and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual  retirement accounts.  The after-tax returns shown are calculated using the highest  individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax characterization of the elements of the Fund's returns (e.g.,  qualified vs. non-qualified  dividends) and may be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

                                       4

What are the Fund's fees and expenses?

--------------------------------------- ---------------------------------- -----
 You do not pay sales charges           Maximum   sales   charge   (load)  none
directly from your investments when     imposed   on   purchases   as   a
you buy or sell shares of the           percentage of offering price
Institutional Class.                    ---------------------------------- -----
                                        Maximum    contingent    deferred  none
                                        sales   charge    (load)   as   a
                                        percentage  of original  purchase
                                        price   or   redemption    price,
                                        whichever is lower
                                        ---------------------------------- -----
                                        Maximum   sales   charge   (load)  none
                                        imposed on reinvested dividends
                                        ---------------------------------- -----
                                        Redemption fees                    none
                                        ---------------------------------- -----
                                        Exchange fees(1)                   none
--------------------------------------- ---------------------------------- -----

--------------------------------------- ---------------------------------- -----
Annual  fund  operating  expenses  are  Management fees                    0.50%
deducted from the Fund's assets.        ---------------------------------- -----
                                        Distribution  and service (12b-1)  none
                                        fees
                                        ---------------------------------- -----
                                        Other expenses(2)                  0.30%
                                        ---------------------------------- -----
                                        Total operating expenses           0.80%
                                        ---------------------------------- -----
                                        Fee waivers and payments(3)       (0.15%)
                                        ---------------------------------- -----
                                        Net expenses                       0.65%
                                        ---------------------------------- -----

--------------------------------------- ---------------------------------- -----
This example is intended to help you    1 year                               $66
compare the cost of investing in the    ---------------------------------- -----
Fund to the cost of investing in        3 years                             $240
other mutual funds with similar         ---------------------------------- -----
investment objectives.  We show the     5 years                             $429
cumulative amount of Fund expenses on   ---------------------------------- -----
a hypothetical investment of $10,000    10 years                            $976
with an annual 5% return over the       ---------------------------------- -----
time shown.4  This example reflects
the net operating expenses with
expense waivers for the one-year
contractual period and the total
operating expenses without expense
waivers for years two through 10.
This is an example only, and does not
represent future expenses, which may
be greater or less than those shown
here.
---------------------------------------

(1)  Exchanges   are   subject   to   the    requirements   of   each   Delaware
     Investments(R)Fund. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2)  "Other expenses" have been restated to reflect an expected  decrease during the  current  fiscal  year  because  the Fund is not  expected to convene a shareholders' meeting and issue a proxy statement during the current fiscal year.
(3)  The  investment  manager  has  contracted  to waive  fees and pay  expenses through  April  30,  2007 in  order to  prevent  total  operating  expenses
     (excluding any taxes, interest,  brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.65% of average daily net assets.
(4)  The  Fund's  actual  rate  of  return  may be  greater  or  less  than  the hypothetical 5% return we use here.

                                       5

How we manage the Fund

Our investment strategies
We analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund.  Following are  descriptions  of how the  portfolio  management  team  pursues  the  Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We invest  primarily in short- and  intermediate-term  fixed  income  securities including:

o    securities  issued  or  guaranteed  by the  U.S.  government,  such as U.S.
     Treasuries; and
o    securities issued by U.S. government agencies or instrumentalities, such as securities of the Government National Mortgage Association.

We may invest in instruments that use these government securities as collateral.
We may invest up to 20% of the Fund's net assets in  corporate  notes and bonds, certificates  of  deposit  and  obligations  of both  U.S.  and  foreign  banks, commercial paper, certain asset-backed securities and non-agency mortgage-backed securities.

The Fund's level of income and the stability of its share price will be directly
affected  by  changes  in  short-  and  intermediate-term   interest  rates.  We
anticipate  that the level of income  could be higher than a money  market fund.
However,  the Fund's  share price will  increase  and  decrease  with changes in interest  rates.  This makes its risk level  greater than that of a money market fund.

We strive to reduce the effects of interest  rate  changes on the share price by maintaining  an average  effective  duration of two to three years.  The average effective duration is determined by averaging the individual  effective duration of all  securities  in the  portfolio.  If we believe  that  interest  rates are historically  low, we may shorten the average  effective  duration to two years.
Conversely,  if we believe rates are high and therefore  likely to go lower,  we may increase average effective duration to as high as three years.

The Fund's investment objectives are non-fundamental.  This means that the Board of  Trustees  may change the Fund's  objectives  without  obtaining  shareholder approval.  If the objectives were changed,  we would notify  shareholders before the change in the objectives became effective.

                                       6

The securities we typically invest in
Fixed-income  securities  offer the potential for greater  income  payments than stocks, and also may provide capital appreciation.

--------------------------------------- ----------------------------------
              Securities                         How we use them
--------------------------------------- ----------------------------------
Direct U.S. Treasury obligations        We may invest without limit in
include Treasury bills, notes and       U.S. Treasury securities,
bonds of varying maturities. U.S.       although they are typically
Treasury securities are backed by the   not our largest holding
"full faith and credit" of the United   because they generally do not
States.                                 offer as high a level of
                                        current income as other
                                        fixed-income securities.
--------------------------------------- ----------------------------------
Mortgage-backed securities:             There is no limit on
Fixed-income securities that            government-related
represent pools of mortgages, with      mortgage-backed securities.
investors receiving principal and
interest payments as the underlying     We may invest up to 35% of the
mortgage loans are paid back. Many      Fund's net assets in
are issued and guaranteed against       mortgage-backed securities
default by the U.S. government or its   issued by private entities if at
agencies or instrumentalities, such     the time they are issued they
as the Federal Home Loan Mortgage       are 100% collateralized by
Corporation, Fannie Mae and the         securities or certificates
Government National Mortgage            issued or guaranteed by the U.S.
Association. Others are issued by       government, its agencies or
private financial institutions, with    instrumentalities. These
some fully collateralized by            securities must be rated in one
certificates issued or guaranteed by    of the two highest categories by
the government or its agencies or       a nationally recognized
instrumentalities.                      statistical rating organization
                                        (NRSRO) at the time of purchase.

                                        The Fund may also invest in
                                        mortgage-backed securities that
                                        are secured by the underlying
                                        collateral of the private
                                        issuer.  Such securities are not
                                        government securities and are
                                        not directly guaranteed by the
                                        U.S. government in any way.
                                        These include collateralized
                                        mortgage obligations (CMOs),
                                        real estate mortgage investment
                                        conduits (REMICs) and commercial
                                        mortgage-backed securities
                                        (CMBSs).   We may invest in
                                        these securities only if they
                                        are rated in the highest quality
                                        category, such as AAA, by an
                                        NRSRO.  However, we may not
                                        invest more than 20% of the
                                        Fund's net assets in securities
                                        that are not government
                                        securities or are not
                                        collateralized by government
                                        securities.
--------------------------------------- ----------------------------------
Asset-backed securities: Bonds or       We may invest only in
notes backed by accounts receivable     asset-backed securities rated in
including home equity, automobile or    the highest quality category,
credit loans.                           such as AAA, by an NRSRO.
                                        However, we may not invest more
                                        than 20% of the Fund's net
                                        assets in securities (including
                                        these asset-backed securities)
                                        that are not government
                                        securities or do not use
                                        government securities as
                                        collateral.
--------------------------------------- ----------------------------------
Repurchase agreements: An agreement     Typically, the Fund uses
between a buyer of securities, such     repurchase agreements as a
as the Fund, and a seller of            short-term investment for its
securities, in which the seller         cash position. In order to enter
agrees to buy the securities back       into these repurchase
within a specified time at the same     agreements, the Fund must have
price the buyer paid for them, plus     collateral of at least 102% of
an amount equal to an agreed upon       the repurchase price. The Fund
interest rate. Repurchase agreements    will only enter into repurchase
are often viewed as equivalent to       agreements in which the
cash.                                   collateral is comprised of U.S.
                                        government securities.
--------------------------------------- ----------------------------------

                                       7

--------------------------------------- ----------------------------------
              Securities                         How we use them

--------------------------------------- ----------------------------------
Options and futures: Options            At times when we anticipate
represent a right to buy or sell a      adverse conditions, we may want
security or a group of securities at    to protect gains on securities
an agreed upon price at a future        without actually selling them.
date. The purchaser of an option may    We might use options or futures
or may not choose to go through with    to neutralize the effect of any
the transaction.  The seller of an      price declines, without selling
option, however, must go through with   a bond or bonds, or as a hedge
the transaction if its purchaser        against changes in interest
exercises the option.                   rates.  We may also sell an
                                        option contract (often referred
Futures contracts are agreements for    to as "writing" an option) to
the purchase or sale of a security or   earn additional income for the
a group of securities at a specified    Fund.
price, on a specified date.  Unlike
purchasing an option, a futures         Use of these strategies can
contract must be executed unless it     increase the operating costs of
is sold before the settlement date.     the Fund and can lead to loss of
                                        principal.
Certain options and futures may be
considered to be derivative
securities.
--------------------------------------- ----------------------------------
Restricted securities: Privately        The Fund may invest in privately
placed securities whose resale is       placed securities, including
restricted under U.S. securities laws.  those that are eligible for resale only among certain
                                        institutional buyers without
                                        registration, commonly known as
                                        "Rule 144A Securities."
                                        Restricted securities that are
                                        determined to be illiquid may
                                        not exceed the Fund's 10% limit
                                        on illiquid securities, which is
                                        described below.
--------------------------------------- ----------------------------------
Illiquid securities: Securities that    The Fund may invest up to 10% of
do not have a ready market and cannot   its net assets in illiquid
be easily sold within seven days at     securities.
approximately the price at which a
fund has valued them.
--------------------------------------- ----------------------------------
Interest rate swap, index swap and      We may use interest rate swaps
credit default swap agreements:  In     to adjust the Fund's sensitivity
an interest rate swap, a fund           to interest rates or to hedge
receives payments from another party    against changes in interest
based on a variable or floating         rates.  Index swaps may be used
interest rate, in return for making     to gain exposure to markets that
payments based on a fixed interest      the Fund invests in, such as the
rate.  An interest rate swap can also   corporate bond market.  We may
work in reverse with a fund receiving   also use index swaps as a
payments based on a fixed interest      substitute for futures or
rate and making payments based on a     options contracts if such
variable or floating interest rate.     contracts are not directly
In an index swap, a fund receives       available to the Fund on
gains or incurs losses based on the     favorable terms.  We may enter
total return of a specified index, in   into credit default swaps in
exchange for making interest payments   order to hedge against a credit
to another party.  An index swap can    event, to enhance total return
also work in reverse with a fund        or to gain exposure to certain
receiving interest payments from        securities or markets.
another party in exchange for
movements in the total return of a
specified index. In a credit default
swap, a fund may transfer the
financial risk of a credit event
occurring (a bond default,
bankruptcy, restructuring, etc.) on a
particular security or basket of
securities to another party by paying
that party a periodic premium;
likewise, a fund may assume the
financial risk of a credit event
occurring on a particular security or
basket of securities in exchange for
receiving premium payments from
another party.  Interest rate swaps,
index swaps and credit default swaps
may be considered to be illiquid.
--------------------------------------- ----------------------------------

                                       8

The Fund may also invest in other securities,  including certificates of deposit and  obligations  of both  U.S.  and  foreign  banks;  and  corporate  debt  and commercial paper.  Please see the Statement of Additional  Information (SAI) for
additional descriptions of these securities as well as those listed in the table above.

Borrowing from banks
The Fund may borrow money from banks as a temporary measure for extraordinary or emergency  purposes or to facilitate  redemptions.  The Fund will be required to pay  interest  to the  lending  banks  on the  amounts  borrowed.  As a  result, borrowing  money could  result in the Fund being  unable to meet its  investment objectives.  The Fund will not borrow  money in excess of one-third of the value of its net assets.

Lending securities
The Fund may lend up to 25% of its  assets to  qualified  brokers,  dealers  and institutional investors for their use in securities  transactions.  Borrowers of the Fund's securities must provide  collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities.
These transactions may generate additional income for the Fund.

Purchasing securities on a when-issued or delayed delivery basis
The Fund may buy or sell securities on a when-issued or delayed  delivery basis;
that is, paying for  securities  before  delivery or taking  delivery at a later date. The Fund will designate cash or securities in amounts  sufficient to cover its obligations, and will value the designated assets daily.

Portfolio turnover
We  anticipate  that the Fund's  annual  portfolio  turnover may be greater than
100%. A turnover  rate of 100% would occur if, for example,  the Fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or frequently  traded a single security.  A high rate of portfolio  turnover in any year may  increase  brokerage  commissions  paid and  could  generate  taxes for shareholders on realized investment gains.

                                       9

The risks of investing in the Fund
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully  evaluate  the risks.  Because  of the nature of the Fund,  you should consider your investment to be a long-term  investment  that typically  provides the best results when held for a number of years.  The table below describes the chief  risks you assume  when  investing  in the Fund.  Please see the SAI for a further discussion of these risks and other risks not discussed here.

--------------------------------------- ----------------------------------
                Risks                     How we strive to manage them
--------------------------------------- ----------------------------------
Interest rate risk is the risk that     Interest rate risk is the most
securities will decrease in value if    significant risk for this Fund.
interest rates rise.  The risk is       In striving to manage this risk,
greater for bonds with longer           we monitor economic conditions
maturities than for those with          and the interest rate
shorter maturities.                     environment.  We keep the
                                        average maturity of the
Swaps may be particularly sensitive     portfolio as short as is
to interest rate changes.  Depending    prudent, in keeping with the
on the actual movements of interest     Fund's objective to provide high
rates and how well the portfolio        current income.
manager anticipates them, a fund
could experience a higher or lower      We will not invest in swaps with
return than anticipated.                maturities of more than two
                                        years.  Each business day we
                                        will calculate the amount the
                                        Fund must pay for swaps it holds
                                        and will segregate enough cash
                                        or other liquid securities to
                                        cover that amount.
--------------------------------------- ----------------------------------
Market risk is the risk that all or a   We maintain a long-term
majority of the securities in a         investment approach and focus on
certain market - like the stock or      high-quality individual bonds
bond market - will decline in value     that we believe can provide a
because of factors such as economic     steady stream of income
conditions, future expectations or      regardless of interim
investor confidence.                    fluctuations in the bond
                                        market.  We generally do not buy
Index swaps are subject to the same     and sell securities for
market risks as the investment market   short-term purposes.
or sector that the index represents.
Depending on the actual movements of    In evaluating the use of an
the index and how well the portfolio    index swap, we carefully
manager forecasts those movements, a    consider how market changes
fund could experience a higher or       could affect the swap and how
lower return than anticipated.          that compares investing directly
                                        in the market the swap is
                                        intended to represent.
--------------------------------------- ----------------------------------
Industry and security risk:  Industry   For non-government securities,
risk is the risk that the value of      we limit the amount of the
securities in a particular industry     Fund's assets invested in any
will decline because of changing        one industry and in any
expectations for the performance of     individual security or issuer.
that industry. Securities risk is the   We also follow a rigorous
risk that the value of an individual    selection process when choosing
stock or bond will decline because of   securities for the portfolio.
changing expectations for the
performance of the individual company
issuing the stock or bond.
--------------------------------------- ----------------------------------
Credit risk is the possibility that a   By focusing primarily on U.S.
bond's issuer (or an entity that        Treasury securities and other
insures the bond) will be unable to     securities that are backed by
make timely payments of interest and    the U.S. government, we minimize
principal.                              the possibility that any of the
                                        securities in our portfolio will
                                        not pay interest or principal.
                                        U.S. government securities are
                                        generally considered to be of
                                        the highest quality.

                                        When selecting non-government
                                        securities and the dealers with
                                        whom we execute interest rate
                                        swaps, we focus on those with
                                        high-quality ratings and do
                                        careful credit analysis before
                                        investing.
--------------------------------------- ----------------------------------

                                       10

--------------------------------------- ----------------------------------
                Risks                     How we strive to manage them
--------------------------------------- ----------------------------------
Prepayment risk: The risk that          We take into consideration the
homeowners will prepay mortgages        likelihood of prepayment when we
during periods of low interest rates,   select mortgages.  We may look
forcing a fund to reinvest its money    for mortgage securities that
at interest rates that might be lower   have characteristics that make
than those on the prepaid mortgage.     them less likely to be prepaid,
Prepayment risk may also affect other   such as low outstanding loan
types of debt securities, but           balances or below-market
generally to a lesser extent than       interest rates.
mortgage securities.
--------------------------------------- ----------------------------------
Liquidity risk is the possibility       U.S. Treasuries and other U.S.
that securities cannot be readily       government debt securities are
sold within seven days at               typically the most liquid
approximately the price at which a      securities available. Therefore,
fund values them.                       liquidity risk is not a
                                        significant risk for this Fund.

                                        Swap agreements will be treated
                                        as illiquid securities, but most
                                        swap dealers will be willing to
                                        repurchase interest rate swaps
                                        within seven days.

                                        We limit exposure to illiquid
                                        securities to no more than 10%
                                        of the Fund's net assets.
--------------------------------------- ----------------------------------
Derivatives risk is the possibility     We will use derivatives for
that a fund may experience a            defensive purposes, such as to
significant loss if it employs a        protect gains or hedge against
derivatives strategy (including a       potential losses in the
strategy involving swaps such as        portfolio without actually
interest rate swaps, index swaps and    selling a security, to
credit default swaps) related to a      neutralize the impact of
security or a securities index and      interest rate changes, to affect
that security or index moves in the     diversification or to earn
opposite direction from what the        additional income.
portfolio management team had
anticipated.  Another risk of
derivative transactions is the
creditworthiness of the counterparty
because the transaction depends on
the willingness and ability of the
counterparty to fulfill its
contractual obligations.  Derivatives
also involve additional expenses,
which could reduce any benefit or
increase any loss to a fund from
using the strategy.
--------------------------------------- ----------------------------------

Disclosure of portfolio holdings information
A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                                       11

Who manages the Fund

Investment manager
The Fund is managed by Delaware Management Company (the "Manager"),  a series of
Delaware  Management Business Trust, which is an indirect subsidiary of Delaware
Management  Holdings,  Inc. the Manager makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative  services.
For its services to the Fund,  the Manager was paid an aggregate fee of 0.35% of average  daily net assets  for the last  fiscal  year,  after  giving  effect to waivers by the Manager.

A  discussion  of the basis for the Board of  Trustees'  approval  of the Fund's investment  advisory  contract is available in the Fund's  semiannual  report to shareholders for the period ended June 30, 2005.

Portfolio managers
Stephen R. Cianci and Paul Grillo have  day-to-day  responsibilities  for making investment decisions for the Fund.

Stephen R. Cianci,  Senior Vice President/Senior  Portfolio Manager,  holds a BS and an MBA in Finance from Widener  University.  Mr. Cianci became co-manager of the Fund in January  1999. He joined the  Manager's  fixed-income  department in
1992 as an investment grade  quantitative  research analyst.  In addition to his
quantitative   research   responsibilities,   Mr.   Cianci   also  served  as  a
mortgage-backed and asset-backed  securities  analyst.  Mr. Cianci is an Adjunct
Professor of Finance at Widener University and is a CFA charterholder.

Paul Grillo, Senior Vice President/Senior  Portfolio Manager, holds a bachelor's degree in Business Management from North Carolina State University and an MBA in
Finance  from Pace  University.  Mr.  Grillo  became  co-manager  of the Fund in
January  1999.  Prior to  joining  the  Manager in 1993,  he served as  Mortgage
Strategist  and Trader at the  Dreyfus  Corporation.  He also served as Mortgage
Strategist and Portfolio  Manager at Chemical  Investment Group and as Financial
Analyst at Chemical Bank. Mr. Grillo is a CFA charterholder.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

                                       12

Who's who?
This  diagram  shows  the  various   organizations   involved   with   managing,
administering and servicing the Delaware Investments(R)Funds.

[GRAPHIC  OMITTED:  DIAGRAM  SHOWING THE  VARIOUS  ORGANIZATIONS  INVOLVED  WITH
MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                      Board of Trustees
                                                                                                 Custodian
 Investment Manager                                                                              JPMorgan Chase Bank
 Delaware Management Company                                                                     4 Chase Metrotech Center
 2005 Market Street                                   The Funds                                  Brooklyn, NY 11245
 Philadelphia, PA 19103-7094

                                                                      Service agent
                                   Distributor                        Delaware Service Company, Inc.
                                   Delaware Distributors, L.P.        2005 Market Street
                                   2005 Market Street                 Philadelphia, PA 19103-7094
                                   Philadelphia, PA 19103-7094

                                   Financial intermediary wholesaler
 Portfolio managers                Lincoln Financial Distributors,
 (see page 12 for details)         Inc.
                                   2001 Market Street
                                   Philadelphia, PA 19103-7055

                                                      Financial advisors

                                                      Shareholders

Board of Trustees A mutual  fund is  governed  by a board of trustees  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor  and others that perform  services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment manager and distributor.  However,  the Fund relies on certain exemptive  rules  adopted by the SEC that  require  its Board of  Trustees to be comprised  of  a  majority  of  such  independent  Trustees.  These  independent
Trustees, in particular, are advocates for shareholder interests.

Investment manager An investment manager is a company  responsible for selecting portfolio  investments  consistent with the objective and policies stated in the mutual fund's  prospectus.  The investment  manager places portfolio orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the manager performs.  Most management  contracts provide  for the manager to receive an annual fee based on a  percentage  of the fund's  average  daily net  assets.  The  manager is subject to  numerous  legal restrictions,  especially regarding transactions between itself and the funds it advises.

Portfolio  managers Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

Custodian   Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place  them with a  qualified  bank  custodian  who segregates fund securities from other bank assets.

Distributor  Most  mutual  funds  continuously  offer new  shares to the  public through distributors who are regulated as broker/dealers and are subject to NASD rules governing mutual fund sales practices.

                                       13

Financial  intermediary  wholesaler  Pursuant to a contractual  arrangement with
Delaware  Distributors,  L.P.,  Lincoln  Financial  Distributors,  Inc. (LFD) is
primarily   responsible   for  promoting   the  sale  of  fund  shares   through
broker/dealers, financial advisors and other financial intermediaries.

Service agent Mutual fund  companies  employ service  agents  (sometimes  called transfer  agents) to maintain  records of  shareholder  accounts,  calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax  information,  among other  functions.  Many service agents also provide customer service to shareholders.

Shareholders Like shareholders of other companies, mutual fund shareholders have specific  voting rights.  Material  changes in the terms of a fund's  management contract  must be approved by a  shareholder  vote,  and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       14

About your account

Investing in the Fund

Institutional Class shares are available for purchase only by the following:

o    retirement  plans  introduced  by persons not  associated  with  brokers or dealers that are primarily  engaged in the retail  securities  business and rollover Individual Retirement Accounts ("IRAs") from such plans;

o    tax-exempt  employee  benefit plans of the Fund's Manager or its affiliates
     and  of  securities   dealer  firms  with  a  selling  agreement  with  the
     Distributor;

o    institutional  advisory  accounts  (including  mutual funds) managed by the
     Fund's  Manager  or its  affiliates  and  clients of  Delaware  Investments
     Advisers,  an affiliate of the Manager,  as well as  affiliates,  corporate sponsors,  subsidiaries,  related  employee benefit plans and rollover IRAs of, or from, such institutional advisory accounts;

o    a bank, trust company and similar financial  institution  investing for its own  account  or for the  account  of its  trust  customers  for  whom  the financial  institution  is exercising  investment  discretion in purchasing shares of the Class,  except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o    registered  investment advisors investing on behalf of clients that consist solely  of  institutions  and high  net-worth  individuals  having at least
     $1,000,000  entrusted  to  the  advisor  for  investment  purposes.  Use of
     Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients;

o    certain plans qualified under Section 529 of the Internal Revenue Code (the
     "Code") for which the Fund's  Manager,  Distributor or service agent or one or  more  of  their  affiliates  provide  record  keeping,  administrative, investment management, marketing, distribution or similar services; and

o    programs sponsored by financial intermediaries that require the purchase of
     Institutional Class shares.

How to buy shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

By mail
Complete an  investment  slip and mail it with your check,  made  payable to the fund and class of shares you wish to  purchase,  to Delaware  Investments,  2005
Market  Street,  Philadelphia,  PA  19103-7094.  If you are  making  an  initial purchase by mail,  you must include a completed  investment  application  (or an appropriate retirement plan application if you are opening a retirement account)
with your check.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
Ask your bank to wire the  amount  you want to  invest to Bank of New York,  ABA
#021000018, Bank Account number 8900403748.  Include your account number and the name of the fund and class of shares  in which  you want to  invest.  If you are making an initial purchase by wire, you must first call us at 800 510-4015 so we can assign you an account number.

[GRAPHIC OMITTED: EXCHANGE SYMBOL]

By exchange
You  may  exchange  all or  part of  your  investment  in one or  more  Delaware
Investments(R)Funds  for shares of other Delaware  Investments(R)  Funds. Please keep in mind, however,  that you may not exchange your shares for Class B, Class
C or Class R shares.  To open an account by exchange,  call your Client Services
Representative at 800 510-4015.

                                       15

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your  financial  advisor  can  handle  all the  details  of  purchasing  shares, including  opening an account.  Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order.
If we or an  authorized  agent  receive  your order  before the close of regular trading on the New York  Stock  Exchange  (NYSE),  which is  normally  4:00 p.m.
Eastern Time, you will pay that day's closing share price, which is based on the
Fund's  net asset  value  (NAV).  If your order is  received  after the close of regular  trading on the NYSE,  you will pay the next  business  day's  price.  A business day is any day that the NYSE is open for business  (Business  Day).  We reserve the right to reject any purchase order.

We  determine  the NAV per  share  for each  class  of the Fund at the  close of regular  trading on the NYSE on each  Business  Day.  The NAV per share for each class of the Fund is calculated by  subtracting  the  liabilities  of each class from its total assets and dividing the resulting  number by the number of shares outstanding for that class.  We generally price  securities and other assets for which market  quotations are readily  available at their market value.  We price fixed-income  securities  on  the  basis  of  valuations  provided  to  us by an independent pricing service that uses methods approved by the Board of Trustees.
We price any  fixed-income  securities that have a maturity of less than 60 days at amortized cost, which approximates market value. For all other securities, we use  methods  approved  by the  Board of  Trustees  that are  designed  to price securities at their fair market value.

Fair valuation
When the Fund uses fair value  pricing,  it may take into account any factors it deems  appropriate.  The Fund may determine  fair value based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S.  futures  markets)  and/or U.S. sector or broader stock market indices.  The  price of  securities  used by the Fund to  calculate  its NAV may differ  from  quoted or  published  prices for the same  securities.  Fair value pricing may involve subjective  judgments and it is possible that the fair value determined  for a security is materially  different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on
U.S. exchanges only under very limited circumstances,  such as the early closing of the  exchange on which a security is traded or  suspension  of trading in the security.  The Fund may use fair value pricing more  frequently  for  securities primarily traded in non-U.S.  markets because,  among other things, most foreign markets close well before the Fund values its  securities  at 4:00 p.m.  Eastern
Time. The earlier close of these foreign  markets gives rise to the  possibility that significant events,  including broad market moves, may have occurred in the interim.  To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight,  the Fund's Board has delegated responsibility for valuing  the Fund's  assets to a Pricing  Committee  of the  Manager,  which operates  under the policies and  procedures  approved by the Board as described above.

Document delivery
If you have an account in the same Delaware Investments(R)Fund as another person or entity at your address, we are sending you one copy of the Fund's prospectus, annual and semiannual  reports to that address  unless you opt  otherwise.  This will help us reduce the printing and mailing expenses  associated with the Fund.
We will  continue to send one copy of each of these  documents  to that  address until you notify us that you wish individual  materials.  If you wish to receive individual  materials,  please call your Client Services  Representative  at 800
510-4015. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

                                       16

By mail
You may redeem your  shares  (sell them back to the Fund) by mail by writing to:
Delaware  Investments,  2005 Market Street,  Philadelphia,  PA  19103-7094.  All
owners of the account must sign the request,  and for  redemptions  of more than
$100,000,  you must include a signature  guarantee for each owner.  You can also fax your written request to 267 256-8990. Signature guarantees are also required when  redemption  proceeds  are going to an address  other  than the  address of record on the account.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

By telephone
You may redeem up to  $100,000  of your  shares by  telephone.  You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares,  you may have the proceeds sent directly to your bank by wire. Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

By wire
You may redeem  $1,000 or more of your  shares and have the  proceeds  deposited directly to your bank  account,  normally the next Business Day after we receive your  request.  If you request a wire  deposit,  a bank wire fee may be deducted from your proceeds.  Bank  information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares. Your financial advisor may charge a separate fee for this service.

If you hold your shares in certificates,  you must submit the certificates  with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly  completed request to redeem or exchange shares, and we or an  authorized  agent  receive  the  request  before  the close of regular trading on the NYSE (normally 4:00 p.m.  Eastern Time), you will receive the NAV as next  determined  after we receive your  request.  If we receive your request after the close of regular  trading on the NYSE,  you will  receive the NAV next determined  on the next  Business Day. You may have to pay taxes on the proceeds from your sale of shares.  We will send you a check,  normally the next Business
Day,  but no later than seven  days after we receive  your  request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Through checkwriting
You may redeem Class A shares by writing checks of $500 or more.  Checks must be signed by all  owners of the  account  unless  you  indicate  otherwise  on your
Investment Application. The checkwriting feature is not available for retirement plans.  Also,  because  dividends  are  declared  daily,  you may not close your account  by  writing a check.  When you write  checks  you are  subject  to bank regulations and may be subject to a charge if the check amount exceeds the value of your account.

Account minimum
If you redeem  shares and your account  balance  falls below $250,  the Fund may redeem your account after 60 days' written notice to you.

Exchanges You may generally  exchange all or part of your shares for shares,  of the same class in another Delaware Investments(R)Fund. If you exchange shares to a fund that has a sales  charge,  you will pay any  applicable  sales charges on your new  shares.  You do not pay  sales  charges  on shares  that you  acquired through  the  reinvestment  of  dividends.  You may  have to pay  taxes  on your exchange.  When you exchange sharFes, you are purchasing shares in another fund, so you  should  be sure  to get a copy  of the  fund's  prospectus  and  read it carefully  before buying shares  through an exchange.  You may not exchange your
shares  for  Class  B,   Class  C  or  Class  R  shares  of   another   Delaware
Investments(R)Fund. We may refuse the purchase side of any exchange request, if, in the  investment  Manager's  judgment,  the Fund  would be  unable  to  invest effectively in accordance  with its investment  objectives and policies or would otherwise potentially be adversely affected.

                                       17

Frequent trading of Fund shares
The Fund discourages  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be rejected.  The Fund's  Board of Trustees has adopted  policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its  shareholders,  such as market  timing.  The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments(R)Fund or the Optimum Fund Trust to be a market  timer and may consider  anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" - that is,  purchases  into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term  roundtrips  to  include  rapid  purchases  and sales of Fund  shares through the exchange  privilege.  The Fund reserves the right to consider  other trading patterns to be market timing.

Your  ability to use the  Fund's  exchange  privilege  may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.  The Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next  business day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Fund's current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
contingent   deferred   sales   charge  or  the  sale  results  in  adverse  tax
consequences.  To avoid this risk, a shareholder  should  carefully  monitor the purchases, sales and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund  reserves the right to modify this policy at any time  without  notice, including  modifications to the Fund's monitoring  procedures and the procedures to close accounts to new purchases.  Although the  implementation of this policy involves judgments that are inherently subjective,  we seek to apply this policy uniformly  in  all  cases  and to  make  judgments  and  applications  that  are consistent  with the  interests of the Fund's  shareholders.  While we will take actions designed to detect and prevent market timing,  there can be no assurance that such trading activity will be completely  eliminated.  Moreover, the Fund's market  timing  policy  does not  require the Fund to take action in response to frequent trading activity.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Fund's shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts, may disrupt efficient portfolio management.  In particular,  the
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of the  Fund's  shares  may also  force  the  Fund to sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely  affect the Fund's  performance if, for example, the Fund incurs  increased  brokerage  costs and  realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded on  markets  that  close  well  before  the time the fund calculates its NAV (typically,  4:00 p.m. Eastern Time). Developments that occur between  the closing of the foreign  market and the fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded,  traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder

                                       18

may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities,  technology and other  specific  industry  sector  securities,  and in certain  fixed-income securities,  such as  high-yield  bonds,  asset-backed  securities  or municipal bonds.

Transaction monitoring procedures
The Fund, through its transfer agent, maintains surveillance procedures designed to detect  excessive  or  short-term  trading in Fund  shares.  This  monitoring process  involves several factors,  which include  scrutinizing  transactions in fund shares for  violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures,  the Fund may consider trading  activity by multiple  accounts under common ownership, control or influence to be trading by a single entity. Trading activity  identified  by these  factors,  or as a result of any other  available information,  will  be  evaluated  to  determine  whether  such  activity  might constitute market timing.  These procedures may be modified from time to time to improve the  detection of excessive or  short-term  trading or to address  other concerns.  Such changes may be necessary or  appropriate,  for example,  to deal with issues specific to certain  retirement  plans,  plan exchange limits,  U.S.
Department of Labor regulations,  certain automated or pre-established exchange,
asset  allocation  or  dollar  cost  averaging  programs,   or  omnibus  account
arrangements.

Omnibus  account  arrangements  are common forms of holding  shares of the Fund, particularly among certain  broker/dealers  and other financial  intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to apply its monitoring procedures to these omnibus accounts and to the individual  participants in such accounts. In an effort to discourage market timers in such accounts, the Fund may consider enforcement against market timers at the  participant  level  and  at  the  omnibus  level,  up to  and  including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing Shareholders  seeking to engage in market timing may employ a variety of strategies to avoid detection and,  despite the efforts of the Fund and its agents to detect  market timing in
Fund shares,  there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect  market  timing  attributable  to a  particular  investor  who effects  purchase,  redemption  and/or exchange  activity in Fund shares through omnibus  accounts.  The  difficulty  of detecting  market  timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions and taxes
Dividends and  Distributions.  The Fund has elected to be treated as a regulated investment  company  under  Subchapter  M of the  Internal  Revenue  Code.  As a regulated  investment company,  the Fund generally pays no federal income tax on the  income  and  gains it  distributes  to you.  The Fund  expects  to  declare dividends  daily and  distribute all of its net  investment  income,  if any, to shareholders  as dividends  monthly.  The Fund will also  distribute net capital gains, if any, annually.  The amount of any distribution will vary, and there is no  guarantee  the Fund will pay  either an income  dividend  or a capital  gain distribution.  We  automatically  reinvest all dividends and any capital  gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the tax status of  distributions  you  received  the  previous  year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.  Mutual funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your  statement,  the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the Fund will send you a corrected
Form 1099-DIV to reflect reclassified information.

Avoid "Buying A Dividend."  If you invest in the Fund shortly  before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax  Considerations.   In  general,   if  you  are  a  taxable  investor,   Fund
distributions  are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your  distributions in additional Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term capital gains no matter how

                                       19

long you have owned your shares. A portion of income dividends designated by the
Fund may be  qualified  dividend  income  eligible  for  taxation by  individual shareholders  at long-term  capital gain rates provided  certain  holding period requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Delaware Investments(R)Fund is the same as a sale.

By law, if you do not provide the Fund with your proper taxpayer  identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any  distributions of income,  capital gains or proceeds from the sale of your shares.  The Fund also must  withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  or estate tax, and are subject to special U.S. tax certification requirements.

This  discussion  of  "Dividends,  distributions  and taxes" is not  intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal,  state, local or foreign tax consequences before making an investment in the Fund.

Certain management considerations

Investments by fund of funds and similar investment vehicles
The Fund may accept investments from funds of funds,  including those offered by the Delaware  Investments(R)Funds,  as well as similar investment vehicles, such as 529 Plans.  A "529 Plan" is a college  savings  program that  operates  under
Section  529 of the  Internal  Revenue  Code.  From  time to time,  the Fund may experience  large  investments or redemptions due to allocations or rebalancings by  these  funds  of  funds  and/or  similar  investment  vehicles.  While it is impossible to predict the overall impact of these  transactions over time, there could be adverse effects on portfolio  management.  For example, the Fund may be required to sell  securities or invest cash at times when it would not otherwise do so.  These  transactions  could  also  have  tax  consequences  if  sales  of securities  result  in gains,  and  could  also  increase  transaction  costs or portfolio turnover.  The Manager will monitor transactions by the funds of funds and will attempt to minimize any adverse  effects on both the Fund and the funds of funds as a result of these transactions.

Manager of managers structure
At a shareholder  meeting held on March 23, 2005 (or as  adjourned),  the Fund's shareholders  approved a "manager of managers"  structure  that would permit the
Manager to appoint and replace sub-advisors, enter into sub-advisory agreements, and  amend and  terminate  sub-advisory  agreements  with  respect  to the Fund, subject to Board  approval but without  shareholder  approval  (the  "Manager of
Managers  Structure").  While the Manager does not  currently  expect to use the
Manager of Managers  Structure with respect to the Fund, the Manager may, in the future,  recommend  to the  Fund's  Board the  establishment  of the  Manager of
Managers  Structure by  recommending  the hiring of one or more  sub-advisors to manage all or a portion of the Fund's  portfolio  if it  believes  that doing so would be likely to enhance the Fund's  performance  by  introducing  a different investment style or focus.

The ability to implement the Manager of Managers  Structure  with respect to the
Fund is  contingent  upon  the  receipt  of an  exemptive  order  from  the U.S.
Securities and Exchange  Commission (the "SEC") or the adoption of a rule by the
SEC authorizing the implementation of the Manager of Managers Structure. The use of the Manager of Managers  Structure with respect to the Fund may be subject to certain conditions set forth in the SEC exemptive order or rule. There can be no assurance that the SEC will grant the Fund's  application for an exemptive order or adopt such a rule.

The Manager of Managers  Structure would enable the Fund to operate with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with obtaining  shareholder  approval  of  sub-advisory  agreements.  The  Manager of
Managers Structure would not permit investment  management fees paid by the Fund
to  be  increased   without   shareholder   approval  or  change  the  Manager's
responsibilities  to the Fund,  including the Manager's  responsibility  for all advisory services furnished by a sub-advisor.

                                       20

Financial highlights

The financial  highlights  table is intended to help you  understand  the Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report,  along with the Fund's  financial  statements,  is included in the
Fund's annual report, which is available upon request by calling 800 510-4015.

Delaware Limited-Term Government Fund                                      Institutional Class
                                                                             Year ended 12/31
                                                            2005     2004     2003     2002     2001
Net asset value, beginning of period                      $8.480   $8.620   $8.770   $8.600   $8.430

Income (loss) from investment operations:
Net investment income                                      0.291    0.256    0.234    0.364    0.437
Net realized and unrealized gain (loss) on investments    (0.132)  (0.047)  (0.038)   0.255    0.238
                                                         -------  -------  -------  -------  -------
Total from investment operations                           0.159    0.209    0.196    0.619    0.675
                                                         -------  -------  -------  -------  -------
Less dividends and distributions from:
Net investment income                                     (0.369)  (0.349)  (0.328)  (0.449)  (0.505)
Return of capital                                           ----     ----   (0.018)    ----     ----
                                                         -------  -------  -------  -------  -------
Total dividends and distributions                         (0.369)  (0.349)  (0.346)  (0.449)  (0.505)
                                                         -------  -------  -------  -------  -------
Net asset value, end of period                            $8.270   $8.480   $8.620   $8.770   $8.600
                                                         =======  =======  =======  =======  =======

Total return(1)                                             1.91%    2.46%    2.27%    7.27%    8.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                  $26,070  $21,732  $16,667  $13,289   $7,116
Ratio of expenses to average net assets                     0.67%    0.60%    0.60%    0.60%    0.74%
Ratio of expenses to average net assets prior to
     expense limitation and expenses paid indirectly        0.82%    0.83%    0.86%    0.90%    0.93%
Ratio of net investment income to average net assets        3.47%    3.00%    2.72%    4.14%    5.07%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid
     indirectly                                             3.32%    2.77%    2.46%    3.84%    4.88%
Portfolio turnover                                           259%     313%     483%     313%     386%

(1)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       21

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value (NAV)
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table,  we  include  applicable  fee  waivers  and assume  the  shareholder  has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment  income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       22

Glossary

How to use this glossary
This glossary  includes  definitions of investment terms, many of which are used throughout  the  Prospectus.  If you  would  like  to  know  the  meaning  of an investment term that is not explained in the text please check the glossary.

Amortized cost
Amortized  cost is a method used to value a  fixed-income  security  that starts with the face value of the security  and then adds or subtracts  from that value depending  on whether the  purchase  price was greater or less than the value of the  security  at  maturity.  The  amount  greater or less than the par value is divided equally over the time remaining until maturity.

Appreciation
An increase in the value of an investment.

Average maturity
An average of when the  individual  bonds and other  debt  securities  held in a portfolio will mature.

Bond
A debt security,  like an IOU,  issued by a company,  municipality or government agency.  In return for  lending  money to the  issuer,  a bond  buyer  generally receives fixed periodic  interest payments and repayment of the loan amount on a specified  maturity date. A bond's price changes prior to maturity and typically is inversely related to current interest rates.  Generally,  when interest rates rise,  bond prices fall,  and when interest  rates fall,  bond prices rise.  See
Fixed-income securities.

Bond ratings
Independent  evaluations  of  creditworthiness,  ranging from  Aaa/AAA  (highest quality) to D (lowest  quality).  Bonds rated  Baa/BBB or better are  considered investment  grade.  Bonds rated Ba/BB or lower are commonly known as junk bonds.
See also Nationally recognized statistical ratings organization.

Capital
The amount of money you invest.

Capital gains distributions
Payments to mutual fund  shareholders of profits  (realized gains) from the sale of a fund's  portfolio  securities.  Usually  paid  once a year;  may be  either short-term gains or long-term gains.

Compounding
Earnings on an investment's previous earnings.

Consumer Price Index (CPI)
Measurement  of U.S.  inflation;  represents  the price of a basket of  commonly purchased goods.

Corporate bond
A debt security issued by a corporation. See Bond.

Cost basis
The original purchase price of an investment,  used in determining capital gains and losses.

Depreciation
A decline in an investment's value.

Diversification
The process of spreading  investments  among a number of  different  securities, asset classes or investment styles to reduce the risks of investing.

                                       23

Dividend distribution
Payments to mutual fund  shareholders of dividends  passed along from the fund's portfolio of securities.

Duration
A measurement of a fixed-income  investment's  price volatility.  The larger the number,  the  greater  the likely  price  change for a given  change in interest rates.

Expense ratio
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices,  staff,  equipment and expenses related to maintaining the fund's portfolio of securities and  distributing  its shares.  They are paid from the fund's assets before any earnings are distributed to shareholders.

Financial advisor
Financial professional (e.g., broker, banker,  accountant,  planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

Fixed-income securities
With fixed-income securities,  the money you originally invest is paid back at a
pre-specified  maturity  date.  These  securities,   which  include  government,
corporate or municipal bonds, as well as money market securities,  typically pay a fixed rate of return (often referred to as interest). See Bond.

Government securities
Securities  issued  by  the  U.S.  government  or  its  agencies.  They  include
Treasuries as well as agency-backed securities such as Fannie Maes.

Inflation
The  increase in the cost of goods and  services  over time.  U.S.  inflation is frequently measured by changes in the Consumer Price Index (CPI).

Investment goal
The objective,  such as long-term capital growth or high current income,  that a mutual fund pursues.

Management fee
The  amount  paid by a  mutual  fund to the  investment  manager  or  management services,  expressed as an annual  percentage  of the fund' s average  daily net assets.

Market capitalization
The value of a corporation determined by multiplying the current market price of a share  of  common  stock by the  number  of  shares  held by  shareholders.  A corporation  with one million shares  outstanding and the market price per share of $10 has a market capitalization of $10 million.

Maturity
The length of time until a bond issuer must repay the underlying  loan principal to bondholders.

Merrill Lynch 1-3 Year U.S. Treasury Index
An unmanaged index of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three  years.  It does not include  inflation linked U.S. government bonds.

NASD
The National  Association of Securities Dealers,  Inc., which is responsible for regulating the securities industry.

Nationally recognized statistical ratings organization  (NRSRO)
A company that assesses the credit quality of bonds, commercial paper, preferred and common stocks and municipal  short-term issues,  rating the probability that the issuer of the debt will meet the scheduled  interest  payments and repay the principal. Ratings are published by such companies as Moody's Investors Service,
Inc. (Moody's), Standard & Poor's, a division of the McGraw-Hill Companies, Inc.
(S&P), and Fitch, Inc. (Fitch).

                                       24

Net assets
The total value of all the assets in a fund's portfolio, less any liabilities.

Net asset value (NAV)
The daily  dollar  value of one mutual fund share.  Equal to a fund's net assets divided by the number of shares outstanding.

Preferred stock
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stock also often pays dividends at a fixed rate and is sometimes convertible into common stock.

Principal
Amount  of money you  invest  (also  called  capital).  Also  refers to a bond's original face value, due to be repaid at maturity.

Prospectus
The  official  offering  document  that  describes  a mutual  fund,  containing information  required  by the  SEC,  such as  investment  objectives,  policies, services and fees.

Redeem
To cash in your shares by selling them back to the mutual fund.

Risk
Generally  defined as variability of value;  also credit risk,  inflation  risk, currency and interest rate risk.  Different  investments involve different types and degrees of risk.

SEC (Securities and Exchange Commission)
Federal  agency  established  by Congress to administer  the laws  governing the securities industry, including mutual funds.

Share classes
Different  classifications of shares.  Mutual fund share classes offer a variety of sales charge choices.

Signature guarantee
Certification  by a bank,  brokerage firm or other financial  institution that a customer's  signature is valid.  Signature guarantees can be provided by members of the STAMP program.

Standard deviation
A measure of an investment's  volatility;  for mutual funds, measures how much a fund's total return has typically varied from its historical average.

Statement of Additional Information (SAI)
A  document  that  provides  more  information  about  a  fund's   organization,
management, investments, policies and risks.

Stock
An investment  that  represents a share of ownership  (equity) in a corporation.
Stocks are often referred to as common stocks or equities.

                                       25

Total return
An investment performance measurement,  expressed as a percentage,  based on the combined earnings from dividends, capital gains and change in price over a given period.

Volatility
The tendency of an investment to go up or down in value by different magnitudes.
Investments  that  generally go up or down in value in relatively  small amounts are considered "low  volatility"  investments,  whereas those  investments  that generally  go up or down in value in  relatively  large  amounts are  considered
"high volatility" investments.

                                       26

Additional  information about the Fund's  investments is available in the Fund's annual  and  semiannual  reports  to  shareholders.  In the  Fund's  shareholder reports,  you will find a discussion  of the market  conditions  and  investment strategies that significantly  affected the Fund's performance during the period covered  by the  report.  You can find  more  information  about the Fund in the
current  Statement  of  Additional   Information  (SAI),  which  we  have  filed
electronically  with the Securities and Exchange  Commission  (SEC) and which is legally a part of this Prospectus (it is incorporated by reference). If you want a free copy of the SAI,  the  annual or  semiannual  report,  or if you have any questions  about  investing  in the  Fund,  you can  write to us at 2005  Market
Street, Philadelphia,  PA 19103-7094, or call toll-free 800 510-4015. The Fund's
SAI and annual and semiannual  reports to shareholders are also available,  free of charge,  through the Fund's internet Web site  (www.delawareinvestments.com).
You may also obtain  additional  information  about the Fund from your financial advisor.

You can find reports and other  information about the Fund on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating  fee, by e-mailing the SEC at  publicinfo@sec.gov or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Fund,  including its SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

Web site
www.delawareinvestments.com

E-mail
service@delinvest.com

Client Services Representative
800 510-4015

Delaphone Service
800 362-FUND (800 362-3863)

For convenient access to account information or current performance  information on all Delaware  Investments(R)Funds seven days a week, 24 hours a day, use this
Touch-Tone(R)service.

--------------------------------------- --------- --------
DELAWARE FUND SYMBOLS
--------------------------------------- --------- --------
Delaware Limited-Term Government Fund     CUSIP   NASDAQ
--------------------------------------- --------- --------
Institutional Class                     245912506  DTINX
--------------------------------------- --------- --------

Investment Company Act file number: 811-03363

PR-047 [--] IVES 4/05

                                  STATEMENT OF
                     ADDITIONAL INFORMATION April 30, 2006

                  DELAWARE GROUP LIMITED-TERM GOVERNMENT FUNDS
                      Delaware Limited-Term Government Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

       For more information about Institutional Class Shares: 800 510-4015

       For Prospectus, Performance and Information on Existing Accounts of
 Class A Shares, Class B Shares, Class C Shares and Class R Shares: 800 523-1918

               Dealer Services (Broker/Dealers Only): 800 362-7500

     This  Statement of Additional  Information  ("Part B") describes  shares of
Delaware  Limited-Term  Government  Fund  (the  "Fund"),  which is a  series  of
Delaware Group  Limited-Term  Government  Funds (the  "Trust").  The Fund offers
Class A, B, C and R Shares (collectively,  the "Fund Classes") and Institutional
Class Shares.  All references to "shares" in this Part B refer to all classes of shares of the Fund,  except  where  noted.  The  Fund's  investment  manager  is
Delaware Management Company, a series of Delaware Management Business Trust (the
"Manager").

     This  Part  B  supplements  the   information   contained  in  the  current
Prospectuses  for the Fund,  each dated April 30,  2006,  as they may be amended from time to time. This Part B should be read in conjunction with the applicable
Prospectus.  This Part B is not  itself a  prospectus  but is, in its  entirety, incorporated by reference into each Prospectus.  A Prospectus may be obtained by writing or calling your  investment  dealer or by contacting the Fund's national distributor,  Delaware  Distributors,  L.P.  (the  "Distributor"),  at the above address or by calling the above phone numbers. The Fund's financial  statements, the  notes  relating  thereto,  the  financial  highlights  and  the  report  of independent registered public accounting firm are incorporated by reference from the Annual Report into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained,  without  charge,  by calling 800
523-1918.

-----------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                        Page                                           Page
--------------------------------------- ------ ------------------------------------- ----------
Cover Page                                1    Purchasing Shares                        28
--------------------------------------- ------ ------------------------------------- ----------
Organization and Classification           2    Investment Plans                         39
--------------------------------------- ------ ------------------------------------- ----------
Investment Objectives, Restrictions            Determining Offering Price and Net
and Policies                              2    Asset Value                              42
--------------------------------------- ------ ------------------------------------- ----------
Investment Strategies and Risks           5    Redemption and Exchange                  43
--------------------------------------- ------ ------------------------------------- ----------
Disclosure of Portfolio Holdings         14    Distributions and Taxes                  50
--------------------------------------- ------ ------------------------------------- ----------
Management of the Trust                  15    Performance Information                  55
--------------------------------------- ------ ------------------------------------- ----------
Investment Manager and Other Service
Providers                                21    Financial Statements                     56
--------------------------------------- ------ ------------------------------------- ----------
Portfolio Managers                       24    Principal Holders                        56
--------------------------------------- ------ ------------------------------------- ----------
Trading Practices and Brokerage          26    Appendix A - Description of Ratings      58
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Capital Structure                        27
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                                       1

                         ORGANIZATION AND CLASSIFICATION

Organization
     The  Trust  was  organized  as  a  Pennsylvania  business  trust  in  1981, reorganized  as a  Maryland  corporation  in 1990  and  reorganized  again  as a
Delaware  statutory  trust on December  15,  1999.  Effective as of the close of business on August 28, 1995,  the Trust's name was changed from  Delaware  Group
Treasury Reserves,  Inc. to Delaware Group  Limited-Term  Government Funds, Inc.
Effective as of December 15,  1999,  the Trust's name was changed from  Delaware
Group  Limited-Term  Government  Funds,  Inc.  to  Delaware  Group  Limited-Term
Government Funds.

Classification
     The  Trust  is  an  open-end  management  investment  company.  The  Fund's portfolio of assets is "diversified" as defined by the Investment Company Act of
1940, as amended ("1940 Act").

                INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES

Investment Objectives
     The Fund's investment  objectives are  non-fundamental,  and may be changed without  shareholder  approval.  However,  the Trust's  Board of  Trustees  must approve any changes to  non-fundamental  investment  objectives  and a Fund will notify  shareholders  prior  to a  material  change  in  the  Fund's  investment objective.

Fundamental Investment Restrictions
     The Trust has adopted the following  restrictions for the Fund which cannot be  changed  without  approval  by the  holders  of a  "majority"  of the Fund's outstanding shares,  which is a vote by the holders of the lesser of: (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the  outstanding  voting  securities  are present or represented  by  proxy;  or  (ii)  more  than  50%  of  the  outstanding  voting securities.  The  percentage  limitations  contained  in  the  restrictions  and policies set forth herein apply at the time of purchase of securities.

         The Fund shall not:

     1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and
Exchange Commission ("SEC") staff interpretation  thereof) of its investments in the securities of issuers primarily engaged in the same industry,  provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed  by the U.S.  government,  its agencies or  instrumentalities,  or in tax-exempt obligations or certificates of deposit.

     2. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     3.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities  under  circumstances  where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     4. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other  instruments and provided that this  restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein,  or investing in securities that are secured by real estate or interests therein.

                                       2

     5. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other  instruments and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

     6. Make loans,  provided  that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restrictions
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectus,  the Fund will be subject to the following investment  restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

     1. The Fund is permitted to invest in other investment companies, including open-end,  closed-end or unregistered  investment  companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with  a  merger,  reorganization,  consolidation  or  other  similar transaction.  However,  the Fund may not  operate  as a "fund  of  funds"  which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940 Act, if its own shares are  utilized as investments by such a "fund of funds."

     2. The Fund may not invest  more than 15% of its net  assets in  securities which it cannot sell or dispose of in the  ordinary  course of  business  within seven  days at  approximately  the  value at  which  the  Fund  has  valued  the investment.

     3. The Fund may not  invest  more than 5% of the market or other fair value of its assets in the securities of any one issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities).

     The Fund has been  advised  by the staff of the SEC that it is the  staff's position  that,  under the 1940 Act, the Fund may invest (i) no more than 10% of its assets in the  aggregate  in certain  CMOs and REMICs which are deemed to be investment  companies under the 1940 Act and issue their securities  pursuant to an  exemptive  order from the SEC, and (ii) no more than 5% of its assets in any single issue of such CMOs or REMICs.

     4. The Fund may not make loans, except to the extent that purchases of debt obligations  (including  repurchase  agreements)  in accordance  with the Fund's investment  objective and policies are considered loans and except that the Fund may loan up to 25% of its assets to qualified  broker/dealers  or  institutional investors for their use relating to short sales or other security transactions.

     5. The Fund may not purchase or sell real estate but this shall not prevent the Fund from  investing  in  securities  secured  by real  estate or  interests therein.

     6. The Fund may not  purchase  more than 10% of the  outstanding  voting or nonvoting  securities  of any issuer,  or invest in companies for the purpose of exercising control or management.

     7. The Fund may not  engage  in the  underwriting  of  securities  of other issuers,  except that in connection with the disposition of a security, the Fund may be deemed to be an "underwriter" as that term is defined in the 1933 Act.

     8. The Fund may not make any investment  which would cause more than 25% of the  market or other  fair  value of its  total  assets  to be  invested  in the securities of issuers all of which conduct their principal  business  activities in the same industry.  This restriction does not apply to obligations  issued or guaranteed by the U.S. government, its agencies or instrumentalities.

                                       3

     9.  The  Fund may not  write,  purchase  or sell  options,  puts,  calls or combinations  thereof,  except that the Fund may: (i) write covered call options with respect to any part or all of its portfolio securities;  (ii) purchase call options to the extent that the premiums paid on all outstanding  call options do not exceed 2% of the Fund's total assets;  (iii) write secured put options;  and
(iv) purchase put options to the extent that the premiums on all outstanding put options do not exceed 2% of the  Fund's  total  assets and only if the Fund owns the  security  covered by the put option at the time of  purchase.  The Fund may sell put options or call  options  previously  purchased  or enter into  closing transactions with respect to such options.

     10.  The Fund may not enter into  futures  contracts  or  options  thereon, except  that the Fund may enter into  futures  contracts  to the extent that not more than 5% of the  Fund's  assets are  required  as  futures  contract  margin deposits  and only to the  extent  that  obligations  under  such  contracts  or transactions represent not more than 20% of the Fund's assets.

     11. The Fund may not purchase  securities  on margin or make short sales of securities.

     12. The Fund may not invest in warrants or rights except where  acquired in units or attached to other securities.

     13. The Fund may not purchase or retain the securities of any issuer any of whose officers,  trustees or security  holders is a Trustee or officer of the or of its Manager if or so long as the  trustees  and  officers of the Trust and of its Manager together own beneficially more than 5% of any class of securities of such issuer.

     14.  The Fund may not  invest in  interests  in oil,  gas or other  mineral exploration or development programs.

     15. The Fund may not invest  more than 10% of the  Fund's  total  assets in repurchase  agreements  maturing  in more than  seven  days and  other  illiquid assets.

     16. The Fund may not borrow  money in excess of  one-third  of the value of its net assets and then only as a temporary measure for  extraordinary  purposes or to facilitate  redemptions.  The Fund has no intention of increasing  its net income  through  borrowing.  Any  borrowing  will be done from a bank and to the extent  that such  borrowing  exceeds 5% of the value of the Fund's net  assets, asset  coverage  of at least  300% is  required.  In the event  that such  asset coverage  shall at any time fall below 300%,  the Fund shall,  within three days thereafter  (not including  Sunday or holidays) or such longer period as the SEC may prescribe by rules and  regulations,  reduce the amount of its borrowings to such an extent  that the asset  coverage  of such  borrowings  shall be at least
300%.  The Fund will not pledge more than 10% of its net  assets.  The Fund will not issue  senior  securities  as defined  in the 1940 Act,  except for notes to banks.  Securities  will not be  purchased  while  the  Fund has an  outstanding borrowing.

     Although not a fundamental investment restriction,  the Fund currently does not invest its assets in real estate limited partnerships.

     The Fund will invest in securities for income  earnings rather than trading for  profit.  The Fund  will not vary  portfolio  investments,  except  to:  (i)
eliminate   unsafe   investments   and   investments  not  consistent  with  the
preservation  of the capital or the tax status of the  investments  of the Fund;
(ii) honor redemption  orders,  meet anticipated  redemption  requirements,  and
negate  gains  from  discount  purchases;   (iii)  reinvest  the  earnings  from
securities in like securities; or (iv) defray normal administrative expenses.

     In applying the Fund's fundamental policy concerning  concentration that is described  above,  it is a matter of  non-fundamental  policy that:  (i) utility companies will be divided  according to their  services,  for example,  gas, gas transmission,  electric  and  telephone  will  each  be  considered  a  separate industry;  (ii) financial service companies will be classified  according to the end users of their services,  for example,  automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

                                       4

Portfolio Turnover
     Portfolio  trading will be undertaken  principally to accomplish the Fund's investment objective. The Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the 1940 Act, when changes in  circumstances  or conditions  make such a move desirable in light of the  Fund's  investment  objective.  The Fund will not  attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental  to  transactions  undertaken  with a view to achieving the Fund's investment objective.

     The portfolio turnover rate tells you the amount of trading activity in the
Fund's  portfolio.  A turnover rate of 100% would occur, for example,  if all of the Fund's  investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently  traded. The turnover rate also may be affected by cash  requirements  from  redemptions and repurchases of the Fund's  shares.  A high rate of portfolio  turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, the Fund may hold securities for any period of time.

     The Fund generally may be expected to engage in active and frequent trading of portfolio securities,  which means that portfolio turnover can be expected to exceed 100%.  The Fund has, in the past,  experienced  portfolio  turnover rates that were  significantly  in excess of 100%. For the past two fiscal years ended
December 31, 2005 and 2004,  the Fund's  portfolio  turnover rates were 259% and
313%, respectively.

                        INVESTMENTS STRATEGIES AND RISKS

Asset-Backed Securities
     The Fund may  invest  in  securities  which are  backed  by assets  such as receivables on home equity and credit loans,  receivables  regarding automobile, mobile home and  recreational  vehicle loans,  wholesale  dealer floor plans and leases or other loans or financial  receivables currently available or which may be developed in the future.

     Such  receivables are securitized in either a pass-through or a pay-through structure.  Pass-through  securities  provide  investors  with an income  stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special  purpose  entity,  which are  collateralized  by the various  receivables  and in which the  payments on the  underlying  receivables provide the funds to pay the debt service on the debt obligations issued.

     The rate of principal payment on asset-backed  securities generally depends on the rate of principal payments received on the underlying  assets.  Such rate of  payments  may be affected by economic  and  various  other  factors  such as changes in interest  rates or the  concentration  of  collateral in a particular geographic  area.  Therefore,  the yield may be  difficult to predict and actual yield to maturity  may be more or less than the  anticipated  yield to maturity.
Due to the shorter  maturity of the collateral  backing such  securities,  there tends to be less of a risk of substantial  prepayment than with  mortgage-backed securities  but the risk of such a  prepayment  does  exist.  Such  asset-backed
securities   do,   however,   involve   certain   risks  not   associated   with
mortgage-backed securities, including the risk that security interests cannot be adequately  or in many  cases ever  established,  and other  risks  which may be peculiar to  particular  classes of  collateral.  For  example,  with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain  amounts owed on the credit cards,  thereby reducing the outstanding balance. In the case of automobile  receivables,  there is a risk  that the  holders  may not have  either  a proper  or first  security interest in all of the  obligations  backing such  receivables  due to the large number of vehicles  involved in a typical  issuance and  technical  requirements under state laws; therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

     Asset-backed  securities are often backed by a pool of assets  representing the  obligations  of a number of  different  parties.  To lessen  the  effect of failures by obligors on underlying assets to make payments,  such securities may contain  elements  of  credit  support.  Such  credit  support  falls  into  two categories:  (i)  liquidity  protection,  and

                                       5

(ii) protection  against losses resulting from ultimate default by an obligor on the  underlying  assets.  Liquidity  protection  refers  to  the  provisions  of advances,  generally by the entity  administering  the pool of assets, to ensure that the receipt of payments due on the  underlying  pool is timely.  Protection against  losses  resulting  from  ultimate  default  enhances the  likelihood of payments  of the  obligations  on at least some of the assets in the pool.  Such protection may be provided through guarantees,  insurance policies or letters of credit  obtained by the issuer or sponsor from third  parties,  through  various
means  of  structuring   the  transaction  or  through  a  combination  of  such
approaches.  The Fund will not pay any additional  fees for such credit support, although the existence of credit support may increase the price of a security.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided for each issue is generally based on historical  information respecting the level of credit  information  respecting the level of credit risk associated with  the  underlying  assets.  Delinquencies  or  losses  in  excess  of  those anticipated could adversely affect the return on an investment in such issue.

Average Effective Duration
     The average  effective  duration of the Fund will  typically be between two and three years. This is considered a short to intermediate range duration.

     Some of the securities in the Fund's  portfolio may have periodic  interest rate adjustments based upon an index such as the 91-day Treasury bill rate. This periodic  interest  rate  adjustment  tends  to  lessen  the  volatility  of the security's  price.  With respect to securities  with an interest rate adjustment period of one year or less, the Fund will,  when  determining  average  weighted maturity, treat such a security's maturity as the amount of time remaining until the next interest rate adjustment.

     Instruments  such as Government  National  Mortgage  Association  ("GNMA"),
Fannie Mae,  Federal Home Loan Mortgage  Corporation  ("FHLMC")  securities  and similar  securities  backed by amortizing loans generally have shorter effective maturities than their stated maturities.  This is due to changes in amortization caused by demographic and economic forces such as interest rate movements. These effective maturities are calculated based upon historical payment patterns.  For purposes of determining the Fund's average effective duration, the maturities of such  securities  will be  calculated  based upon the issuing  agency's  payment factors using industry-accepted valuation models.

Bank Obligations
     The Fund may invest in  certificates of deposit,  bankers'  acceptances and other  short-term  obligations  of U.S.  commercial  banks  and  their  overseas branches  and  foreign  banks of  comparable  quality,  provided  each such bank combined with its branches has total assets of at least one billion dollars. Any obligations of foreign banks shall be denominated in U.S.  dollars.  Obligations of foreign banks and obligations of overseas  branches of U.S. banks are subject to somewhat  different  regulations and risks than those of U.S. domestic banks.
In  particular,  a foreign  country could impose  exchange  controls which might delay the release of proceeds from that  country.  Such deposits are not covered by the Federal Deposit  Insurance  Corporation.  Because of conflicting laws and regulations,  an issuing bank could maintain that liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss.  The Fund will only buy  short-term  instruments in nations where these risks are  minimal.  The Fund will  consider  these  factors  along  with  other appropriate factors in making an investment decision to acquire such obligations and will only  acquire  those  which,  in the opinion of  management,  are of an investment quality comparable to other debt securities bought by the Fund.

                                       6

Commercial Paper
     The Fund may invest in short-term  promissory  notes issued by corporations which at the time of purchase are rated P-1 and/or A-1. Commercial paper ratings
P-1 by Moody's and A-1 by S&P are the highest investment grade category.

Corporate Debt
     The Fund may invest in corporate notes and bonds rated A or above.  Moody's
Investors  Service,  Inc.  ("Moody's")  uses the following  categories for bonds rated A or above:  Aaa--judged  to be the best quality.  They carry the smallest degree of investment  risk;  Aa--judged to be of high quality by all  standards;
A--possess   favorable  attributes  and  are  considered  "upper  medium"  grade obligations.  Standard & Poor's ("S&P") uses the following  categories for bonds rated A or above:  AAA--highest  grade  obligations.  They  possess the ultimate degree of  protection as to principal  and  interest;  AA--also  qualify as high grade obligations,  and in the majority of instances differ from AAA issues only in a small  degree;  A--strong  ability  to pay  interest  and  repay  principal although more susceptible to changes in circumstances.

Credit Default Swaps
     The Fund may enter into credit default swap ("CDS") contracts to the extent consistent with its investment  objectives and  strategies.  A CDS contract is a risk-transfer  instrument (in the form of a derivative  security)  through which one party (the  "purchaser  of  protection")  transfers  to  another  party (the
"seller of protection") the financial risk of a Credit Event (as defined below), as it relates to a particular  reference  security or basket of securities (such as an  index).  In  exchange  for  the  protection  offered  by  the  seller  of protection, the purchaser of protection agrees to pay the seller of protection a periodic  premium.  In the most general sense,  the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of  protection  of the  reference  security or  securities.  The benefit for the seller of protection is the premium  income it receives.  The Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of its  holdings  (i.e.,  to reduce risk when the Fund owns or has  exposure  to such  securities).  The Fund also might use CDS  contracts  to create or vary exposure to securities or markets.

     CDS transactions may involve general market, illiquidity,  counterparty and credit risks.  CDS prices may also be subject to rapid  movements in response to news and events  affecting the  underlying  securities.  The aggregate  notional amount (typically, the principal amount of the reference security or securities)
of the Fund's  investments  in the CDS  contracts  will be limited to 15% of its total net assets.  As the  purchaser  or seller of  protection,  the Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

     Where the Fund is a purchaser of protection, it will designate on its books and records cash or liquid  securities  sufficient to cover its premium payments under the CDS. To the extent that the Fund, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (1) the reference  security  (or basket of  securities),  (2) a  security  (or basket of securities)  deemed to be the equivalent of the reference security (or basket of securities),  or (3) the negotiated  monetary value of the obligation,  the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the  reference  security (or basket of  securities),  the Fund will designate  on its books and  records  cash or liquid  securities  sufficient  to satisfy the  potential  obligation.  To the extent that the Fund, as a seller of protection,  may be required in the event of a credit  default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its  books  and  records  cash or  liquid  securities  sufficient  to cover  the obligation.  If the CDS permits the Fund to offset its  obligations  against the obligations of the counterparty under the CDS, then the Fund will only designate on its  books and  records  cash or liquid  securities  sufficient  to cover the
Fund's  net  obligation  to the  counterparty,  if  any.  All  cash  and  liquid securities  designated by the Fund to cover its  obligations  under CDSs will be marked to market daily to cover these obligations.

     As the seller of protection  in a CDS contract,  the Fund would be required to pay the par (or other  agreed-upon)  value of a reference security (or basket of  securities)  to the  counterparty  in the  event of a  default,  bankruptcy, failure to pay, obligation  acceleration,  modified restructuring or agreed upon event (each of these events is a "Credit

                                       7

Event"). If a Credit Event occurs, the Fund generally would receive the security or securities to which the Credit Event relates in return for the payment to the purchaser of the par value. Provided that no Credit Event occurs, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract in return for this credit protection.  In addition,  if no Credit Event occurs  during the term of the CDS  contract,  the Fund  would have no  delivery requirement or payment obligation to the purchaser of protection.  As the seller of protection, the Fund would have credit exposure to the reference security (or basket of securities). The Fund will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities).

     As the  purchaser of  protection  in a CDS  contract,  the Fund would pay a premium to the seller of protection.  In return,  the Fund would be protected by the seller of  protection  from a Credit  Event on the  reference  security  (or basket of securities).  A risk in this type of transaction is that the seller of protection  may fail to satisfy its payment  obligations to the Fund if a Credit
Event should occur.  This risk is known as counterparty risk and is described in further detail below.

     If the  purchaser of  protection  does not own the  reference  security (or basket of  securities),  the purchaser of protection may be required to purchase the reference  security (or basket of  securities) in the case of a Credit Event on the  reference  security  (or  basket of  securities).  If the  purchaser  of protection  cannot  obtain the  security  (or basket of  securities),  it may be obligated to deliver a security (or basket of  securities)  that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually  negotiated.  The term of a CDS contract, assuming no Credit Event occurs,  is typically  between two and five years.  CDS
contracts   may  be  unwound   through   negotiation   with  the   counterparty.
Additionally,  a CDS contract may be assigned to a third party.  In either case, the  unwinding  or  assignment  involves  the  payment  or receipt of a separate payment by the Fund to terminate the CDS contract.

     A  significant  risk in CDS  transactions  is the  creditworthiness  of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default  by a  counterparty  who is a  purchaser  of  protection,  the  Fund's potential loss is the agreed upon periodic stream of payments from the purchaser of  protection.  If there is a  default  by a  counterparty  that is a seller of protection, the Fund's potential loss is the failure to receive the par value or other agreed upon value from the seller of  protection  if a Credit Event should occur.  CDS  contracts do not involve the delivery of collateral to support each party's  obligations;  therefore,  the Fund will only have contractual  remedies against the counterparty pursuant to the CDS agreement.  As with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency.
The Fund  thus  assumes  the risk  that it will be  delayed  or  prevented  from obtaining payments owed to it.

Futures
     Futures  contracts  are  agreements  for the  purchase  or sale for  future delivery of  securities.  While  futures  contracts  provide for the delivery of securities,  deliveries  usually do not occur. A purchase of a futures  contract means the  acquisition of a contractual  right to obtain delivery to the Fund of the  securities  called  for by the  contract  at a  specified  price  during  a specified  future month.  The Fund will not enter into futures  contracts to the extent that more than 5% of the Fund's  assets are required as futures  contract margin  deposits  and will not engage in such  transactions  to the extent  that obligations relating to such transactions exceed 20% of the Fund's assets.

     Contracts  are   generally   terminated  by  entering  into  an  offsetting
transaction. When the Fund enters into a futures transaction, it must deliver to the futures  commission  merchant  selected by the Fund an amount referred to as
"initial margin." This amount is maintained by the futures  commission  merchant in an account at the Fund's custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from,  such  account in  accordance with controls set for such account,  depending  upon changes in the price of the underlying securities subject to the futures contract.

     In addition,  when the Fund engages in futures transactions,  to the extent required by the SEC, it will maintain with its custodian, assets in a segregated account to cover its obligations  with respect to such  contracts,

                                       8

which  assets  will  consist of cash,  cash  equivalents  or high  quality  debt securities  from its portfolio in an amount equal to the difference  between the fluctuating  market value of such futures  contracts and the aggregate  value of the margin payments made by the Fund with respect to such futures contracts.

     The Fund may enter  into such  futures  contracts  to protect  against  the adverse  effects of  fluctuations  in interest rates without  actually buying or selling such securities.  Similarly, when it is expected that interest rates may decline,  futures  contracts  may be  purchased  to  hedge  in  anticipation  of subsequent purchases of government securities at higher prices.

     With  respect to options on futures  contracts,  when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance due to declining  interest rates. The writing of a call option on a futures contract  constitutes a partial hedge against  declining prices of the securities which are deliverable upon exercise of the futures  contract.  If the futures price at the expiration of the option is below the exercise  price,  the
Fund will retain the full amount of the option  premium which provides a partial hedge against any decline that may have occurred in the portfolio holdings.  The writing  of a put  option  on a futures  contract  constitutes  a partial  hedge against  increasing prices of the securities which are deliverable upon exercise of the futures  contract.  If the futures  price at  expiration of the option is higher  than the  exercise  price,  the Fund will  retain the full amount of the option  premium which provides a partial hedge against any increase in the price of government securities which the Fund intends to purchase.

     If a put or call  option the Fund has written is  exercised,  the Fund will incur a loss which will be  reduced  by the amount of the  premium it  receives.
Depending  on the  degree of  correlation  between  the  value of its  portfolio securities and changes in the value of its futures positions,  the Fund's losses from existing options on futures may, to some extent, be reduced or increased by changes  in the value of  portfolio  securities.  The Fund will  purchase  a put option on a futures contract to hedge the Fund's  portfolio  against the risk of rising interest rates.

     To the extent that interest rates move in an unexpected direction, the Fund may not achieve the  anticipated  benefits  of futures  contracts  or options on futures  contracts  or may realize a loss.  For  example,  if the Fund is hedged against the  possibility of an increase in interest rates which would  adversely affect the price of  government  securities  held in its  portfolio and interest rates  decrease  instead,  the Fund will lose part or all of the  benefit of the increased value of its government  securities  which it has because it will have offsetting losses in its futures position. In addition,  in such situations,  if the Fund had insufficient cash, it may be required to sell government securities from its portfolio to meet daily variation  margin  requirements.  Such sales of government  securities  may, but will not  necessarily,  be at increased  prices which reflect the rising market.  The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Further, with respect to options on futures contracts, the Fund may seek to close out an option  position  by  writing  or  buying  an  offsetting  position covering the same  securities or contracts and have the same exercise  price and expiration  date.  The ability to establish  and close out  positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Mortgage-Backed Securities
     In addition to mortgage-backed  securities issued or guaranteed by the U.S.
government,  its agencies or  instrumentalities,  the Fund may also invest up to
35% of its  assets in  securities  issued  by  certain  private,  non-government corporations,  such as  financial  institutions,  if the  securities  are  fully collateralized  at the time of issuance by securities or certificates  issued or guaranteed  by the U.S.  government,  its  agencies  or  instrumentalities.  Two principal  types  of  mortgage-backed  securities  are  collateralized  mortgage obligations (CMOs) and real estate mortgage  investment  conduits (REMICs).  The
Fund  currently  invests in  privately-issued  CMOs and REMICs  only if they are rated  at the  time  of  purchase  in the two  highest  grades  by a  nationally recognized statistical ratings organization.

     CMOs are debt securities issued by U.S. government agencies or by financial institutions  and  other  mortgage  lenders  and  collateralized  by a  pool  of mortgages  held  under an  indenture.  CMOs are issued in a number of classes

                                       9

or series  with  different  maturities.  The  classes or series  are  retired in sequence as the  underlying  mortgages  are repaid.  Prepayment  may shorten the stated  maturity of the obligation  and can result in a loss of premium,  if any has been  paid.  Certain  of these  securities  may have  variable  or  floating interest  rates and others may be stripped  (securities  which  provide only the principal or interest feature of the underlying security).

     Stripped mortgage  securities are usually  structured with two classes that receive different  proportions of the interest and principal  distributions on a pool of mortgage assets. A common type of stripped  mortgage  security will have one class  receiving  some of the  interest and most of the  principal  from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the "interest-only"  class), while the other class will receive all of the principal (the  "principal-only"  class). The yield to maturity on an interest-only  class is extremely  sensitive  not only to changes in  prevailing
interest  rates  but  also  to  the  rate  of  principal   payments   (including
prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of principal payments may have a material adverse effect on the security's yield to maturity.  If the underlying mortgage assets experience greater than anticipated prepayments  of  principal,  the  Fund  may fail to  fully  recoup  its  initial investment in these  securities  even if the securities are rated in the highest rating categories.

     Although   stripped   mortgage   securities   are  purchased  and  sold  by
institutional  investors  through  several  investment  banking  firms acting as brokers or dealers, these securities were only recently developed.  As a result, established trading markets have not yet been fully developed and,  accordingly, these  securities are generally  illiquid and to such extent,  together with any other illiquid investments, will not exceed 10% of the Fund's net assets.

     REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages  secured by an  interest  in real  property.  REMICs are  similar to CMOs in that they issue multiple classes of securities and certain REMICs also may be stripped.

     The Fund may also  invest in CMOs,  REMICs and  commercial  mortgage-backed securities (CMBS) that are not issued or guaranteed by, or fully  collateralized by securities  issued or  guaranteed  by, the U.S.  government,  its agencies or instrumentalities  ("non-agency mortgage-backed  securities").  These securities are secured by the  underlying  collateral of the private  issuer.  The Fund may invest its  assets in such  privately-issued  CMOs,  REMICs and CMBS only if the securities  are  rated in the top  rating  category  by a  nationally-recognized statistical rating organization  (e.g., AAA by S&P or Aaa by Moody's).  The Fund
may not invest more than 20% of its assets in securities, including CMOs, REMICS and CMBS,  that are not  issued or  guaranteed  by, or fully  collateralized  by securities  issued or  guaranteed  by,  the U.S.  government,  its  agencies  or instrumentalities.

     CMBS are issued by special  purpose  entities  that  represent an undivided interest in a portfolio of mortgage loans backed by commercial  properties.  The loans are collateralized by various types of commercial property, which include, but are not limited to, multi-family  housing,  retail shopping centers,  office space,  hotels and health care  facilities.  Private  lenders,  such as banks or insurance companies, originate these loans and then sell the loans directly into a CMBS trust or other entity.  CMBS are subject to credit risk,  prepayment risk and extension risk. The Manager  addresses credit risk by investing in CMBS that are rated in the top  rating  category  by a  nationally-recognized  statistical rating  organization.  Although  prepayment  risk is present,  it is of a lesser degree in the CMBS than in the residential  mortgage market.  Unlike other asset classes,  commercial  loans have  structural  impediments  to  refinancing  that include lockout periods, prepayment penalties, yield maintenance and defeasance.
These devices  reduce the  uncertainty  introduced by  prepayment  options.  The
Manager carefully analyzes the composition and proportions of various prepayment provisions to protect against unscheduled  payments.  Extension risk is the risk that balloon  payments (i.e., the final payment on commercial  mortgages,  which are  substantially  larger than other periodic  payments under the mortgage) are deferred  beyond their  originally  scheduled  date for payment.  Extension risk measures  the impact of a  borrower's  ability to pay the  balloon  payment in a timely  fashion,  while  maintaining  loan payments in accordance with the terms specified in the loan.  For the  investor,  extension  will increase the average life of the security,  generally resulting in lower yield for discount bonds and a higher yield for premium bonds.  The Manager models and stress tests extension risk and invests only in structures  where  extension  risk is acceptable  under various scenarios.

                                       10

Options
     The Fund may purchase call options,  write call options on a covered basis, write secured put options and purchase put options on a covered basis only,  and will not engage in option writing strategies for speculative purposes.

     The Fund may invest in options  that are either  exchange  listed or traded over-the-counter.  Certain over-the-counter  options may be Iilliquid.  Thus, it may not be  possible  to close  option  positions  and this may have an  adverse impact on the Fund's ability to effectively hedge its securities.  The Fund will not, however, invest more than 10% of its assets in illiquid securities.

     Covered Call Writing.  The Fund may write covered call options from time to time on such portion of its portfolio,  without limit, as Manager  determines is appropriate in seeking to obtain the Fund's investment objective.  A call option gives the  purchaser  of such option the right to buy,  and the writer,  in this case the  Fund,  has the  obligation  to sell  the  underlying  security  at the exercise  price during the option  period.  The advantage to the Fund of writing covered calls is that the Fund  receives a premium  which is additional  income.
However,  if the security rises in value, the Fund may not fully  participate in the market appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call option was sold, requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such  earlier time in which the writer  effects a closing  purchase transaction.  A closing purchase  transaction cannot be effected with respect to an option  once the  option  writer has  received  an  exercise  notice for such option.

     With respect to options on actual  portfolio  securities owned by the Fund, the Fund may enter  into  closing  purchase  transactions.  A  closing  purchase transaction  is one in which the Fund,  when obligated as a writer of an option, terminates  its  obligation  by  purchasing  an option of the same series as the option previously written.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being  called,  to permit the sale of the  underlying  security or to enable the
Fund to write  another  call  option on the  underlying  security  with either a different  exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction  depending upon whether the net amount of the original  premium received on the call option is more or less than the cost of effecting the closing purchase  transaction.  Any loss incurred in a closing purchase  transaction may be partially or entirety offset by the premium received from a sale of a different call option on the same underlying security.
Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option  expires  unexercised,  the Fund will realize a short-term capital  gain in the amount of the  premium on the  option  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will  realize a gain or loss from the sale of the  underlying  security equal to the  difference  between the cost of the  underlying  security  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option less the commission paid.

     The market value of a call option generally reflects the market price of an underlying  security.  Other principal  factors  affecting  market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security and the time remaining until the expiration date.

     The Fund will write call options only on a covered basis,  which means that the Fund will own the underlying  security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the
Fund would be required to continue to hold a security  which it might  otherwise wish to sell or deliver a security it would want to hold. Options written by the
Fund will  normally have  expiration  dates between one and

                                       11

nine months from the date  written.  The exercise  price of a call option may be below, equal to or above the current market value of the underlying  security at the time the option is written.

     Purchasing  Call Options.  The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets.  The  advantage  of  purchasing  call options is that the Fund may alter portfolio characteristics, and modify portfolio maturities without incurring the cost associated with portfolio transactions.

     The Fund may,  following  the  purchase  of a call  option,  liquidate  its position by  effecting  a closing  sale  transaction.  This is  accomplished  by selling an option of the same Fund as the option previously purchased.  The Fund will realize a profit from a closing sale  transaction  if the price received on the  transaction  is more than the premium paid to purchase  the  original  call option;  the Fund will  realize a loss from a closing  sale  transaction  if the price received on the  transaction is less than the premium paid to purchase the original call option.

     Although the Fund will generally purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing  transactions in particular options, with the results that the Fund would have to exercise its options in order to realize  any profit and would  incur  brokerage  commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by the Fund may expire without any value to the Fund.

     Purchasing  Put  Options.  The Fund will only  purchase  put options to the extent that the premiums on all  outstanding put options do not exceed 2% of the
Fund's total  assets.  A put option  purchased by the Fund gives it the right to sell one of its  securities  for an agreed price up to an agreed date.  However, the Fund must pay a premium for this right,  whether it exercises it or not. The
Fund will,  at all times  during  which it holds a put option,  own the security covered by such option.

     The Fund  intends to  purchase  put  options in order to protect  against a decline in the market value of the underlying  security below the exercise price less the  premium  paid for the  option  ("protective  puts").  The  ability  to purchase  put options  will allow the Fund to protect an  unrealized  gain in an appreciated security in its portfolio without actually selling the security.  If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously  purchased prior to the sale of the securities  underlying such option.  Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other  transaction  costs paid on the put option which is sold.

     The  Fund  may  sell  a  put  option  purchased  on  individual   portfolio
securities.  Additionally,  the Fund may enter into closing sale transactions. A closing sale  transaction is one in which the Fund,  when it is the holder of an outstanding  option,  liquidates  its  position by selling an option of the same series as the option previously purchased.

     Writing Put Options. The Fund may also write put options on a secured basis which  means  that the Fund  will  maintain  in a  segregated  account  with its custodian,  cash or U.S.  government  securities  in an amount not less than the exercise price of the option at all times during the option  period.  The amount of cash or U.S.  government  securities  held in the segregated  account will be adjusted  on a daily  basis  to  reflect  changes  in the  market  value  of the securities  covered by the put option  written by the Fund.  Secured put options will generally be written in circumstances  where the Manager wishes to purchase the  underlying  security  for the Fund's  portfolio  at a price  lower than the current  market  price of the  security.  In such event,  the Fund would write a secured put option at an exercise price which,  reduced by the premium  received on the option, reflects the lower price it is willing to pay.

     Following  the writing of a put option,  the Fund may wish to terminate the obligation  to buy the  security  underlying  the option by  effecting a closing purchase  transaction.  This is  accomplished  by  buying  an option of the

                                       12

same series as the option previously written. The Fund may not, however,  effect such a closing  transaction  after it has been  notified of the  exercise of the option.

Portfolio Loan Transactions
     The Fund may loan up to 25% of its assets to  qualified  broker/dealers  or institutional  investors for their use relating to short sales or other security transactions.

     It is the  understanding  of the Manager  that the staff of the SEC permits portfolio lending by registered  investment  companies if certain conditions are met.  These  conditions  are as  follows:  (i) each  transaction  must have 100%
collateral  in the form of  cash,  short-term  U.S.  government  securities,  or irrevocable  letters of credit payable by banks  acceptable to the Fund from the borrower;  (ii) this collateral must be valued daily and should the market value of  the  loaned  securities  increase,  the  borrower  must  furnish  additional collateral to the Fund;  (iii) the Fund must be able to terminate the loan after notice, at any time; (iv) the Fund must receive reasonable interest on any loan, and any dividends,  interest or other distributions on the lent securities,  and any  increase  in the  market  value  of such  securities;  (v) the Fund may pay reasonable  custodian  fees in  connection  with the loan;  and (vi) the  voting rights on the lent securities may pass to the borrower; however, if the Trustees of the Trust know that a material event will occur affecting an investment loan, they must either  terminate the loan in order to vote the proxy or enter into an alternative  arrangement  with the  borrower to enable the  trustees to vote the proxy.

     The major risk to which the Fund would be exposed on a loan  transaction is the risk that the  borrower  would go  bankrupt  at a time when the value of the security  goes up.  Therefore,  the Fund will only enter into loan  arrangements after a review of all pertinent  facts by the Manager,  under the supervision of the Board of Trustees,  including the  creditworthiness of the borrowing broker, dealer or  institution  and then only if the  consideration  to be received from such loans would  justify the risk.  Creditworthiness  will be  monitored  on an ongoing basis by the Manager.

Repurchase Agreements
     In order to  invest  its cash  reserves  or when in a  temporary  defensive
posture,   the  Fund  may  enter  into  repurchase   agreements  with  banks  or
broker/dealers  deemed to be creditworthy by the Manager. A repurchase agreement is a short-term  investment in which the  purchaser  (e.g.,  the Fund)  acquires ownership of a debt security and the seller agrees to repurchase  the obligation at a future  time and set  price,  thereby  determining  the  yield  during  the purchaser's  holding  period.  Generally,  repurchase  agreements  are of  short duration, often less than one week, but on occasion for longer periods. The Fund may not  investment  more than 10% of its assets in repurchase  agreements  with maturities of  seven-days' or more.  Should an issuer of a repurchase  agreement fail to repurchase the underlying security,  the loss to the Fund, if any, would be the  difference  between  the  repurchase  price and the market  value of the security. The Fund will limit its investments in repurchase agreements, to those which the Manager  determines to present  minimal  credit risks and which are of high  quality.  In  addition,  the  Fund  must  have  collateral  of 102% of the repurchase price,  including the portion  representing a Fund's yield under such agreements,  which is monitored on a daily basis.  Such  collateral is held by a custodian in book entry form. Such agreements may be considered  loans under the
1940 Act, but the Fund consider repurchase agreements contracts for the purchase and sale of  securities,  and it seeks to  perfect a  security  interest  in the collateral  securities  so that it has the  right  to keep  and  dispose  of the underlying collateral in the event of a default.

     The funds in the Delaware Investments family (each a "Delaware  Investments
Fund" and  collectively,  the  "Delaware  Investments  Funds") have  obtained an exemption (the "Order") from the joint-transaction prohibitions of Section 17(d)
of the 1940 Act to allow  Delaware  Investments  Funds  jointly  to invest  cash balances.  The Fund may invest cash balances in a joint repurchase  agreement in accordance  with the terms of the Order and subject  generally to the conditions described above.

Restricted Securities
     While  maintaining  oversight,  the Board of Trustees has  delegated to the
Manager the day-to-day  functions of determining  whether or not individual Rule
144A  securities  are  liquid for  purposes  of the  Fund's  10%  limitation  on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining

                                       13

the liquidity of a Rule 144A  security:  (i) the frequency of trades and trading volume for the  security;  (ii)  whether at least  three  dealers are willing to purchase or sell the  security  and the number of  potential  purchasers;  (iii)
whether at least two dealers are making a market in the  security;  and (iv) the nature of the security and the nature of the marketplace  trades (e.g., the time needed to dispose of the  security,  the method of  soliciting  offers,  and the mechanics of transfer and whether a security is listed on an electronic  network for trading the security).

     If the Manager  determines  that a Rule 144A security  which was previously determined  to be liquid is no  longer  liquid  and,  as a  result,  the  Fund's holdings of illiquid  securities  exceed the Fund's 10% limit on  investment  in such  securities,  the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

U.S. Government Securities
     Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored  enterprises  have  historically  involved  little  risk  of  loss  of principal if held to maturity.  However, not all U.S. Government  securities are backed by the full faith and credit of the United States. Obligations of certain agencies,  authorities,  instrumentalities and sponsored enterprises of the U.S.
Government  are backed by the full faith and credit of the United  States (e.g., the  GNMA);  other  obligations  are backed by the right of the issuer to borrow from the U.S.  Treasury  (e.g.,  the  Federal  Home Loan  Banks)  and others are supported by the discretionary  authority of the U.S.  Government to purchase an agency's obligations.  Still others are backed only by the credit of the agency, authority,  instrumentality or sponsored  enterprise issuing the obligation.  No assurance can be given that the U.S.  Government would provide financial support to any of these entities if it is not obligated to do so by law.

When-Issued and Delayed Delivery Securities
     The Fund may  purchase  securities  on a  when-issued  or delayed  delivery basis. In such transactions, instruments are purchased with payment and delivery taking  place in the  future  in order to  secure  what is  considered  to be an advantageous  yield or price at the  time of the  transaction.  Delivery  of and payment for these  securities may take as long as a month or more after the date of the  purchase  commitment.  The Fund will  designate  cash or  securities  in amounts  sufficient  to cover its  obligations,  and will  value the  designated assets  daily.  The  payment  obligation  and the  interest  rates  that will be received are each fixed at the time the Fund enters into the  commitment  and no interest  accrues to the Fund until  settlement.  Thus,  it is possible that the market  value  at the  time of  settlement  could be  higher  or lower  than the purchase price if the general level of interest rates has changed.

                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     The Trust has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after thirty  calendar days have passed.  The Trust posts a list of the Fund's portfolio  holdings  monthly, with a 30 day lag,  on the  Fund's  Web  site,  www.delawareinvestments.com.  In addition,  on a 10 day lag, the Trust also makes  available a month-end  summary listing of the number of the Fund's  securities,  country and asset allocations, and top ten securities and sectors by percentage of holdings for the Fund.  This information  is available  publicly to any and all  shareholders  free of charge once posted on the Web site by calling 1-800-523-1918.

     Other entities,  including  institutional investors and intermediaries that distribute  the Fund's  shares,  are  generally  treated  similarly  and are not provided  with  the  Fund's  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the  Fund are provided  with the Fund's  portfolio  holdings  only to the extent  necessary to perform services under  agreements  relating to the Fund. In accordance with the policy,  third-party service providers who receive non-public portfolio holdings information  on an  ongoing  basis are:  the  Manager's  affiliates,  the Fund's independent registered public accounting firm, the Fund's custodian,  the Fund's legal counsel,  the Fund's financial printer and the Fund's proxy voting service
(Institutional  Shareholder Services). These entities are obligated to keep such information confidential.

                                       14

     Third-party  rating and  ranking  organizations  and  consultants  who have signed agreements ("Non-Disclosure Agreements") with the Fund or the Manager may receive  portfolio  holdings  information  more quickly than the 30 day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Fund's  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither  the Fund,  the  Manager  nor any  affiliate  receive  any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Fund's Chief Compliance Officer prior to such use.

     The Trust's Board of Trustees will be notified of any substantial change to the foregoing  procedures.  The Board of Trustees also receives an annual report from the Trust's Chief Compliance Officer which,  among other things,  addresses the operation of the Trust's  procedures  relating to its policy  concerning the disclosure of portfolio holdings information.

                             MANAGEMENT OF THE TRUST

Officers and Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware  Investments Funds. As of April 1, 2006, the Trust's  officers and Trustees owned less than 1% of the outstanding  shares of the Fund. The Trust's  Trustees and principal  officers are noted below along with their  ages and their  business  experience  for the past five  years.  The
Trustees serve for indefinite terms until their resignation, death or removal.

---------------------- ------------------ ---------------- -------------------------------- ------------------- ---------------------
                                                                                              Number of
                                                                                           Portfolios in Fund
                                                               Principal Occupation        Complex Overseen by  Other Directorship
Name, Address and      Position(s) Held    Length of Time           During                 Trustee/Director     Held by Trustee/
Birthdate               with the Trust       Served               Past 5 Years               or Officer         Director of Officer
-------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
-------------------------------------------------------------------------------------------------------------------------------------
Jude T. Driscoll(2)        Chairman,         5 Years -       Mr. Driscoll has served in              87                 None
2005 Market Street     President, Chief      Executive      various executive capacities
Philadelphia, PA 19103     Executive          Officer      at different times at Delaware
                          Officer and                              Investments(1)
March 10, 1963              Trustee          2 Years -
                                              Trustee
---------------------- ------------------ ---------------- -------------------------------- ------------------- ---------------------
Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------------
Thomas L. Bennett           Trustee         Since March          Private Investor -                  87                 None
2005 Market Street                           23, 2005          (March 2004 - Present)
Philadelphia, PA 19103
                                                                Investment Manager -
October 4, 1947                                                 Morgan Stanley & Co.
                                                             (January 1984 - March 2004)

---------------------- ------------------ ---------------- -------------------------------- ------------------- ---------------------
John A. Fry                 Trustee           4 Years                President -                     87              Director -
2005 Market Street                                           Franklin & Marshall College                          Community Health
Philadelphia, PA 19103                                          (June 2002 - Present)                                 Systems

May 28, 1960                                                 Executive Vice President -                          Director - Allied
                                                             University of Pennsylvania                           Burton Security
                                                              (April 1995 - June 2002)                                Holdings

---------------------- ------------------ ---------------- -------------------------------- ------------------- ---------------------

                                       15

---------------------- ------------------ ---------------- -------------------------------- ------------------- ---------------------
Anthony D. Knerr            Trustee          12 Years        Founder/Managing Director -             87                 None
2005 Market Street                                           Anthony Knerr & Associates
Philadelphia, PA 19103                                         (Strategic Consulting)
                                                                  (1990 - Present)
December 7, 1938

---------------------- ------------------ ---------------- -------------------------------- ------------------- ---------------------
Lucinda S. Landreth         Trustee         Since March      Chief Investment Officer -              87                 None
2005 Market Street                           23, 2005              Assurant, Inc.
Philadelphia, PA 19103                                               (Insurance)
                                                                    (2002 - 2004)
June 24, 1947
---------------------- ------------------ ---------------- -------------------------------- ------------------- ---------------------
Ann R. Leven                Trustee          16 Years      Consultant -- National Gallery            87          Director and Audit
2005 Market Street                                                     of Art                                        Committee
Philadelphia, PA 19103                                              (1994 - 1999)                                  Chairperson -
                                                                                                                    Andy Warhol
November 1, 1940                                                                                                     Foundation

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                   Systemax Inc.

---------------------- ------------------ ---------------- -------------------------------- ------------------- ---------------------
Thomas F. Madison           Trustee          11 Years         President/Chief Executive              87              Director -
2005 Market Street                                          Officer - MLM Partners, Inc.                           Banner Health
Philadelphia, PA 19103                                       (Small Business Investing &
                                                                     Consulting)                                     Director -
February 25, 1936                                             (January 1993 - Present)                          Center Point Energy

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Rimage Corporation

                                                                                                                     Director -
                                                                                                                Valmont Industries,
                                                                                                                        Inc.

---------------------- ------------------ ---------------- -------------------------------- ------------------- ---------------------
Janet L. Yeomans            Trustee           6 Years              Vice President                    87                 None
2005 Market Street                                            (January 2003 - Present)
Philadelphia, PA 19103                                              and Treasurer
                                                              (January 2006 - Present)
July 31, 1948
                                                            Ms. Yeomans has held various
                                                             management positions at 3M
                                                               Corporation since 1983.

---------------------- ------------------ ---------------- -------------------------------- ------------------- ---------------------
J. Richard Zecher           Trustee         Since March               Founder -                      87          Director and Audit
2005 Market Street                           23, 2005            Investor Analytics                              Committee Member -
Philadelphia, PA 19103                                            (Risk Management)                              Investor Analytics
                                                                (May 1999 - Present)
July 3, 1940                                                                                                     Director and Audit
                                                                                                                 Committee Member -
                                                                                                                   Oxigene, Inc.

                                                                                                                     Director -
                                                                                                                    Sutton Asset
                                                                                                                     Management
---------------------- ------------------ ---------------- -------------------------------- ------------------- ---------------------

                                       16

---------------------- ------------------ ---------------- -------------------------------- ------------------- ---------------------
                                                                                              Number of
                                                                                           Portfolios in Fund
                                                               Principal Occupation        Complex Overseen by  Other Directorship
Name, Address and      Position(s) Held    Length of Time           During                 Trustee/Director     Held by Trustee/
Birthdate               with the Trust       Served               Past 5 Years               or Officer         Director of Officer
-------------------------------------------------------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------------------------------------------------------
Michael P. Bishof         Senior Vice          Chief          Mr. Bishof has served in               87               None(3)
2005 Market Street       President and       Financial      various executive capacities
Philadelphia, PA 19103  Chief Financial    Officer since   at different times at Delaware
                            Officer        February 17,              Investments
August 18, 1962                                2005

---------------------- ------------------ ---------------- -------------------------------- ------------------- ---------------------
David F. Connor         Vice President/   Vice President    Mr. Connor has served as Vice            87               None(3)
2005 Market Street      Deputy General         since        President and Deputy General
Philadelphia, PA 19103 Counsel/Secretary   September 21,         Counsel at Delaware
                                             2000 and          Investments since 2000
December 2, 1963                             Secretary
                                           since October
                                             25, 2005

---------------------- ------------------ ---------------- -------------------------------- ------------------- ---------------------
David P. O'Connor         Senior Vice       Senior Vice      Mr. O'Connor has served in              87               None(3)
2005 Market Street     President/General    President,       various executive and legal
Philadelphia, PA 19103   Counsel/Chief        General       capacities at different times
                         Legal Officer      Counsel and        at Delaware Investments
February 21, 1966                           Chief Legal
                                           Officer since
                                            October 25,
                                               2005
---------------------- ------------------ ---------------- -------------------------------- ------------------- ---------------------
John J. O'Connor          Senior Vice        Treasurer       Mr. O'Connor has served in              87               None(3)
2005 Market Street       President and    since February    various executive capacities
Philadelphia, PA 19103     Treasurer         17, 2005      at different times at Delaware
                                                                     Investments
June 16, 1957

---------------------- ------------------ ---------------- -------------------------------- ------------------- ---------------------

(1)  Delaware   Investments  is  the  marketing  name  for  Delaware  Management
     Holdings,  Inc.  and  its  subsidiaries,  including  the  Trust's  Manager, principal underwriter and transfer agent.
(2)  Mr. Driscoll is considered to be an "Interested  Trustee"  because he is an executive officer of the Trust's Manager and principal underwriter.
(3)  Messrs.  Bishof,  Connor, David P. O'Connor and John J. O'Connor also serve in similar  capacities  for the six  portfolios  of the Optimum Fund Trust, which have the same Manager,  principal  underwriter  and transfer agent as the Trust.  Mr.  John J.  O'Connor  also serves in a similar  capacity  for
     Lincoln Variable  Insurance  Products Trust,  which has the same investment manager as the Trust.
     -------------------------------------------------------------------------------------------------------------------------------------------

     The following is additional information regarding investment  professionals affiliated with the Trust.

--------------------------- ------------------------ ------------------------ --------------------------------------
Name, Address and Birthdate   Position(s) Held with   Length of Time Served    Principal Occupation(s) During Past
                                    the Trust                                                5 Years
--------------------------- ------------------------ ------------------------ --------------------------------------
Stephen R. Cianci            Senior Vice President/         11 Years             During the past five years, Mr.
2005 Market Street          Senior Portfolio Manager                              Cianci has served in various
Philadelphia, PA 19103-7094                                                     capacities at different times at
                                                                                      Delaware Investments.
May 12, 1969

--------------------------- ------------------------ ------------------------ --------------------------------------
Paul Grillo                  Senior Vice President/         12 Years             During the past five years, Mr.
2005 Market Street          Senior Portfolio Manager                              Grillo has served in various
Philadelphia, PA 19103-7094                                                     capacities at different times at
                                                                                      Delaware Investments.
May 16, 1959

--------------------------- ------------------------ ------------------------ --------------------------------------

                                       17

     The following  table shows each  Trustee's  ownership of shares of the Fund and of all Delaware  Investments Funds as of December 31, 2005, unless otherwise noted.

------------------- ------------------------------ --------------------------------------------------------
                                                  Aggregate Dollar Range of Equity Securities in All
                       Dollar Range of Equity      Registered Investment Companies Overseen by Trustee in
    Name               Securities in the Fund                  Family of Investment Companies
------------------- ------------------------------ --------------------------------------------------------
Jude T. Driscoll                None                                    Over $100,000
------------------- ------------------------------ --------------------------------------------------------
Thomas L. Bennett               None                                        None
------------------- ------------------------------ --------------------------------------------------------
John A. Fry(1)                  None                                    Over $100,000
------------------- ------------------------------ --------------------------------------------------------
Anthony D. Knerr                None                                  $10,001 - $50,000
------------------- ------------------------------ --------------------------------------------------------
Lucinda S. Landreth             None                                   $10,001-$50,000
------------------- ------------------------------ --------------------------------------------------------
Ann R. Leven                    None                                    Over $100,000
------------------- ------------------------------ --------------------------------------------------------
Thomas F. Madison               None                                  $10,001 - $50,000
------------------- ------------------------------ --------------------------------------------------------
Janet L. Yeomans                None                                 $50,001 - $100,000
------------------- ------------------------------ --------------------------------------------------------
J. Richard Zecher               None                                   $10,001-$50,000
------------------- ------------------------------ --------------------------------------------------------

(1)  As of December  31,  2005,  John A. Fry held assets in a 529 Plan  account.
     Under the terms of the Plan,  a portion of the assets  held in the Plan may be invested in the Fund.  Mr. Fry held no shares of the Fund outside of the
     Plan as of December 31, 2005.

     The following  table describes the aggregate  compensation  received by the
Trustees  from the Trust and the total  compensation  received from all Delaware
Investments  Funds for which he or she serves as a Trustee or  Director  for the fiscal year ended  December  31,  2005 and an estimate of annual  benefits to be
received  upon  retirement   under  the  Delaware  Group   Retirement  Plan  for
Trustees/Director  as of December 31,  2005.  Only the Trustees of the Trust who
are not  "interested  persons"  as  defined  by the 1940  Act (the  "Independent
Trustees") receive compensation from the Fund.

------------------------- ---------------- --------------------- ------------------------- ---------------------
                                                                                      Total Compensation
                                          Pension or                                 from the Investment
                       Aggregate     Retirement Benefits       Estimated Annual          Companies in
                     Compensation     Accrued as Part of        Benefits Upon              Delaware
Trustee(1,2)         from the Trust      Fund Expenses             Retirement            Investments(3)
------------------- ---------------- ----------------------- ----------------------- ---------------------
Walter P. Babich          $503                None                  $80,000                $33,750
------------------- ---------------- ----------------------- ----------------------- ---------------------
Thomas L. Bennett       $1,271                None                  $80,000                $99,167
------------------- ---------------- ----------------------- ----------------------- ---------------------
John H. Durham            $260                None                  $80,000                $17,500
------------------- ---------------- ----------------------- ----------------------- ---------------------
John A. Fry(4)          $1,758                None                  $80,000               $129,112
------------------- ---------------- ----------------------- ----------------------- ---------------------
Anthony D. Knerr        $1,739                None                  $80,000               $131,442
------------------- ---------------- ----------------------- ----------------------- ---------------------
Lucinda S. Landreth     $1,323                None                  $80,000               $103,567
------------------- ---------------- ----------------------- ----------------------- ---------------------
Ann R. Leven            $2,050                None                  $80,000               $154,683
------------------- ---------------- ----------------------- ----------------------- ---------------------
Thomas F. Madison       $1,878                None                  $80,000               $141,250
------------------- ---------------- ----------------------- ----------------------- ---------------------
Janet L. Yeomans        $1,756                None                  $80,000               $131,667
------------------- ---------------- ----------------------- ----------------------- ---------------------
J. Richard Zecher       $1,271                None                  $80,000                $99,167
---------------------------------------------------------------------------------------------------------

                                       18

(1)  Under  the  terms  of  the  Delaware   Investments   Retirement   Plan  for
     Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five  continuous  years,  is  entitled to receive payments from each investment  company in the Delaware  Investments  family for which he or she serves as  Trustee/Director  for a period  equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal,  on an annual  basis,  to the amount of the annual  retainer that is paid to  Trustees/Directors  of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of December
     31,  2005,  he or she would be entitled  to annual  payments  totaling  the amounts noted above, in the aggregate, from all of the investment companies in  the  Delaware  Investments  family  for  which  he or she  serves  as a
     Trustee/Director,  based  on the  number  of  investment  companies  in the
     Delaware Investments family as of that date.
(2)  Walter P.  Babich and John H.  Durham  retired  from the  Trust's  Board of
     Trustees  and  each  of  the  32  investment   companies  in  the  Delaware
     Investments  family  on March  22,  2005.  Thomas L.  Bennett,  Lucinda  S.
     Landreth and J. Richard  Zecher joined the Board of  Trustees/Directors  of the 32 investment companies in the Delaware Investments family on March 23,
     2005.
(3)  Each  Independent   Trustee/Director  currently  receives  a  total  annual
     retainer  fee of $80,000  for  serving as a  Trustee/  Director  for all 32 investment  companies in the Delaware  Investments  family, plus $5,000 for each Board Meeting attended. The following compensation is in the aggregate from  all  investment  companies  in the  complex.  Members  of  the  Audit
     Committee  receive  additional  compensation  of $2,500  for each  meeting.
     Members of the Nominating  Committee  receive  additional  compensation  of
     $1,700 for each meeting.  In addition,  the  chairpersons  of the Audit and
     Nominating  Committees  each  receive an annual  retainer of  $15,000.  The
     Lead/Coordinating   Trustee/Director  of  the  Delaware  Investments  Funds
     receives an additional retainer of $35,000.
(4)  In addition to this compensation, for the 12-month period ended on December
     31, 2005, Mr. Fry received $3,694 in  professional  fees from the Trust for services provided to the Trust's Board.

         The Board of Trustees has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting firm and the full Board of Trustees.  The Trust's
Audit Committee consists of the following four Independent  Trustees:  Thomas F.
Madison, Chairman; Thomas L. Bennett; Jan L. Yeomans; and J. Richard Zecher. The
Audit Committee held four meetings during the Trust's last fiscal year.

     Nominating and Corporate  Governance  Committee:  This committee recommends
Board  members,  fills  vacancies  and  considers  the  qualifications  of Board members.  The  committee  also  monitors  the  performance  of  counsel  for the
Independent  Trustees.  The committee will consider shareholder  recommendations for  nomination  to the  Board of  Trustees  only in the event  that  there is a vacancy  on the  Board.  Shareholders  who wish to  submit  recommendations  for nominations to the Board to fill a vacancy must submit their  recommendations in writing to the  Nominating  and  Corporate  Governance  Committee,  c/o Delaware
Investments  Funds at 2005  Market  Street,  Philadelphia,  Pennsylvania  19103.
Shareholders  should  include  appropriate  information  on the  background  and qualifications  of any  person  recommended  (e.g.,  a  resume),  as well as the candidate's  contact  information  and a written  consent from the  candidate to serve if nominated and elected.  Shareholder  recommendations for nominations to the Board will be accepted on an ongoing basis and such  recommendations will be kept on file  for  consideration  when  there is a  vacancy  on the  Board.  The committee  consists of the following  four  Independent  Trustees:  John A. Fry,
Chairman;  Anthony D. Knerr; Lucinda S. Landreth; and Ann R. Leven (ex-officio).
The committee held five meetings during the Trust's last fiscal year.

     Independent  Trustee  Committee:  This committee develops and recommends to the Board a set of corporate  governance  principles and oversees the evaluation of the Board,  its committees and its activities.  The committee is comprised of all of the Trust's Independent Trustees.  The Independent Trustee Committee held five meetings during the Trust's last fiscal year.

                                       19

Code of Ethics
     The Trust, the Manager, the Distributor and Lincoln Financial Distributors,
Inc. (the Fund's financial intermediary wholesaler) have adopted Codes of Ethics in  compliance  with the  requirements  of Rule 17j-1 under the 1940 Act,  which govern  personal  securities  transactions.  Under the Codes of Ethics,  persons
subject  to  the  Codes  are   permitted   to  engage  in  personal   securities
transactions,  including  securities  that may be purchased or held by the Fund, subject  to the  requirements  set  forth in Rule  17j-1  under the 1940 Act and certain other  procedures set forth in the applicable Code of Ethics.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting
     The Fund has  formally  delegated  to the  Manager the  responsibility  for making all proxy voting  decisions in relation to portfolio  securities  held by the Fund.  If and when  proxies  need to be voted on  behalf  of the  Fund,  the
Adviser  will vote  such  proxies  pursuant  to its Proxy  Voting  Policies  and
Procedures  (the  "Procedures").  The Manager  has  established  a Proxy  Voting
Committee (the  "Committee")  which is responsible  for overseeing the Manager's proxy  voting  process  for the Fund.  One of the main  responsibilities  of the
Committee is to review and approve the  Procedures to ensure that the Procedures are  designed to allow the Manager to vote proxies in a manner  consistent  with the goal of voting in the best interests of the Fund.

     In order to facilitate  the actual process of voting  proxies,  the Manager has contracted with Institutional  Shareholder Services ("ISS") to analyze proxy statements on behalf of the Fund and vote proxies  generally in accordance  with the Procedures.  The Committee is responsible for overseeing  ISS's proxy voting activities.  If a proxy has been voted for the Fund, ISS will create a record of the vote. Information,  if any, regarding how the Fund voted proxies relating to portfolio  securities  during the most recent  12-month  period ended June 30 is
available    without   charge:    (i)   through   the   Fund's   Web   site   at
www.delawareinvestments.com; and (ii) on the SEC's Web site at www.sec.gov.

     The Procedures contain a general guideline that  recommendations of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Adviser will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Fund.

     As stated above,  the  Procedures  also list specific  Guidelines on how to vote  proxies on behalf of the Fund.  Some  examples  of the  Guidelines  are as follows: (i) generally vote for shareholder  proposals asking that a majority or more of directors  be  independent;  (ii)  generally  vote against  proposals to
require  a  supermajority   shareholder   vote;   (iii)  votes  on  mergers  and
acquisitions should be considered on a case-by-case  basis,  determining whether
the  transaction   enhances  shareholder  value;  (iv)  generally  vote  against proposals to create a new class of common stock with superior voting rights; (v)
generally vote  re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to management  compensation  plans are determined on a case-by-case basis;  and (vii)  generally  vote for  reports on the level of  greenhouse  gas emissions from the company's operations and products.

     Because the Trust has  delegated  proxy voting to the Manager,  the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore  does not have  procedures  regarding  this matter.  However,  the
Manager does have a section in its Procedures  that addresses the possibility of conflicts of interest.  Most proxies which the Manager receives on behalf of the
Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined  Procedures, it normally will not be necessary for the Manager to make an actual  determination of how to vote a particular proxy,  thereby largely eliminating  conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS's recommendation,  the
Committee  will first assess the issue to see if there is any possible  conflict of interest  involving  the Manager or affiliated  persons of the Manager.  If a member of the  Committee  has actual  knowledge of a conflict of  interest,  the
Committee  will  normally use another  independent  third party to do additional research on the particular proxy issue in order to make a recommendation  to

                                       20

the  Committee on how to vote the proxy in the best  interests of the Fund.  The
Committee  will  then  review  the proxy  voting  materials  and  recommendation provided by ISS and the  independent  third party to  determine  how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes investment management services to the Fund, subject to the supervision and  direction  of the Trust's  Board of  Trustees.  The Manager  also  provides investment  management services to all of the other Delaware  Investments Funds.
Affiliates  of  the  Manager  also  manage  other  investment  accounts.   While
investment decisions for the Fund are made independently from those of the other funds and accounts,  investment  decisions for such other funds and accounts may be made at the same time as investment  decisions for the Fund. The Manager pays the salaries of all Trustees,  officers and employees  who are  affiliated  with both the Manager and the Trust.

     The  Manager  and  its   predecessors   have  been  managing  the  Delaware
Investments  Funds since  1938.  As of December  31,  2005,  the Manager and its
affiliates within Delaware  Investments were managing in the aggregate in excess of $110  billion  in assets in  various  institutional  or  separately  managed, investment company and insurance  accounts.  The Manager is a series of Delaware
Management   Business  Trust,  which  is  an  indirect  subsidiary  of  Delaware
Management Holdings, Inc. ("DMH"). DMH is an indirect subsidiary, and subject to the ultimate control, of Lincoln National Corporation ("Lincoln"). Lincoln, with headquarters in Philadelphia,  Pennsylvania,  is a diversified organization with operations  in  many  aspects  of the  financial  services  industry,  including insurance and investment management.  Delaware Investments is the marketing name for DMH and its  subsidiaries.  The  Manager  and its  affiliates  own the  name
"Delaware Group." Under certain circumstances,  including the termination of the
Trust's advisory relationship with the Manager or its distribution  relationship with the  Distributor,  the Manager and its affiliates  could cause the Trust to remove the words "Delaware Group" from its name.

     The Investment Management Agreement for the Fund is dated December 15, 1999 and was approved by shareholders on that date. The Agreement had an initial term of two years and may be  renewed  each  year  only so long as such  renewal  and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding  voting  securities of the Fund, and only if the terms and the renewal  thereof  have been  approved by the vote of a majority  of the Trust's  Independent  Trustees  who are not parties  thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.  The Agreement is terminable without penalty on 60 days' notice by the Trust or by the Manager.  The Agreement will terminate automatically in the event of its assignment.

     As  compensation  for the services  rendered under the Agreement,  the Fund shall pay the Manager an annual  management fee as a percentage of average daily net assets equal to:

                             Management Fee Schedule
                         (annual rate as per percentage
                          of average daily net assets)

                         0.50% on the first $500 million
                         0.475% on the next $500 million
                         0.45% on the next $1.5 billion
                         0.425% on assets in excess of $2.5 billion

                                       21

     During the past three fiscal years, the Fund paid the following  investment management fees after fee waivers, if any:

         Fiscal Year Ended    Incurred        Paid        Waived
         12/31/05            $1,441,456    $1,004,566    $436,890
         12/31/04            $1,729,327     $952,169     $777,158
         12/31/03            $1,996,348     $932,489    $1,063,859

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreement and the Distributor under the Distribution  Agreement,  the
Fund is  responsible  for all of its own expenses.  Among others,  such expenses include the Fund's proportionate share of certain  administrative  expenses; the investment  management  fees;  transfer and dividend  disbursing  agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
     The  Distributor,  Delaware  Distributors,  L.P.,  located  at 2005  Market
Street, Philadelphia,  PA 19103-7094,  serves as the national distributor of the
Trust's  shares  under a  Distribution  Agreement  dated  April  19,  2001.  The
Distributor  is an  affiliate  of the  Manager  and  bears  all of the  costs of promotion and distribution,  except for payments by the Fund Classes under their respective Rule 12b-1 Plans.  The Distributor is an indirect  subsidiary of DMH, and, therefore,  of Lincoln.  The Distributor has agreed to use its best efforts to sell  shares of the Fund.  See the  Prospectuses  for  information  on how to invest.  Shares of the Fund are offered on a continuous basis by the Distributor and may be  purchased  through  authorized  investment  dealers or  directly  by contacting the Distributor or the Trust. The Distributor also serves as national distributor  for the other  Delaware  Investments  Funds.  The Board of Trustees annually reviews fees paid to the Distributor.

     During the Fund's last three fiscal  years,  the  Distributor  received net commissions from the Fund on behalf of its Class A Shares,  after  re-allowances to dealers, as follows:

                         Total Amount of        Amounts Re-allowed to
Fiscal Year Ended    Underwriting Commission        Dealers             Net Commission to DDLP
12/31/05                   $95,906                   $80,443                   $15,463
12/31/04                  $176,458                  $139,967                   $36,491
12/31/03                  $451,950                  $408,019                   $43,931

     During  the last three  fiscal  years,  the  Distributor  received,  in the aggregate,  Limited CDSC  payments with respect to Class A Shares of the Fund as follows:

        -------------------------------------------
                            CDSC Payments
        ------------------- -----------------------
         Fiscal Year Ended        Class A Shares
        ------------------- -----------------------
             12/31/05                    $70
        ------------------- -----------------------
             12/31/04                 $1,869
        ------------------- -----------------------
             12/31/03                   $477
        ------------------- -----------------------

     The  Distributor  received CDSC payments with respect to Class B Shares and
Class C Shares as follows:

        ----------------------------------------------------
                            CDSC Payments
        ---------------- ------------------ ----------------
        Fiscal Year Ende    Class B Shares  Class C Shares
        ---------------- ------------------ ----------------
             12/31/05          $44,312          $6,340
        ---------------- ------------------ ----------------
             12/31/04          $86,443         $85,366
        ---------------- ------------------ ----------------
             12/31/03         $159,202         $39,107
        ---------------- ------------------ ----------------

     Lincoln Financial Distributors,  Inc. ("LFD"), an affiliate of the Manager, serves as the Fund's  financial  intermediary  wholesaler  pursuant  to a Second
Amended and Restated  Financial  Intermediary  Distribution  Agreement

                                       22

with the  Distributor  dated August 21, 2003.  Pursuant to such  Agreement,  LFD shall:  (i)  promote  the  sale of the  Fund's  shares  through  broker/dealers, financial advisors and other financial intermediaries (collectively,  "Financial
Intermediaries"); (ii) create messaging and packaging for certain non-regulatory sales and  marketing  materials  related  to the Fund;  and (iii)  produce  such non-regulatory sales and marketing materials related to the Fund. LFD is located at 2001 Market Street,  Philadelphia,  PA 19103-7055.  The rate of compensation, which is  calculated  and paid  monthly,  to LFD for the  sales of shares of the retail  Delaware  Investments  Funds  (excluding  the shares of the Delaware VIP
Trust,  money market funds and house accounts and shares redeemed within 30 days of purchase) is a non-recurring fee equal to the amount shown below:

------------------------------------------------------------------- -------------------
                                                                     Basis Points on
                                                                          Sales
------------------------------------------------------------------- -------------------
Retail Mutual Funds (Class A, B and C Shares)                             0.50%
------------------------------------------------------------------- -------------------
Merrill Lynch Connect Program                                             0.25%
------------------------------------------------------------------- -------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                           0.45%
------------------------------------------------------------------- -------------------
Citigroup Global Capital Markets, Inc. (formerly Salomon Smith
Barney) and Delaware International Value Equity Fund Class I Shares         0%
------------------------------------------------------------------- -------------------

     In addition to the  non-recurring fee set forth above, the Distributor pays
LFD a fee at the annual rate set forth below of the average  daily net assets of
Fund shares of the Delaware Investments Funds outstanding and beneficially owned by shareholders  through Financial  Intermediaries,  including those Fund shares sold before the date of this Agreement.

------------------------------------------------------------------- -------------------
                                                                     Basis Points on
                                                                          Sales
------------------------------------------------------------------- -------------------
Retail Mutual Funds (including shares of money market funds and
house accounts and shares redeemed within 30 days of purchase)            0.04%
------------------------------------------------------------------- -------------------
Merrill Lynch Connect Program                                                0%
------------------------------------------------------------------- -------------------
Registered Investment Advisors and
H.D. Vest Institutional Classes                                           0.04%
------------------------------------------------------------------- -------------------
Citigroup Global Capital Markets, Inc. (formerly Salomon Smith
Barney) and Delaware International Value Equity Fund Class I Shares       0.04%
------------------------------------------------------------------- -------------------

     The fees associated  with LFD's services to the Fund are borne  exclusively by the Distributor and not by the Fund.

Transfer Agent
     Delaware  Service  Company,  Inc., which is an affiliate of the Manager and which is located at 2005 Market Street, Philadelphia,  PA 19103-7094,  serves as the Fund's shareholder  servicing,  dividend  disbursing and transfer agent (the
"Transfer Agent") pursuant to a Shareholders  Services Agreement dated April 19,
2001. The Transfer  Agent is an indirect  subsidiary of DMH and,  therefore,  of
Lincoln.  The  Transfer  Agent  also  acts as  shareholder  servicing,  dividend disbursing and transfer agent for other Delaware Investments Funds. The Transfer
Agent is paid a fee by the Fund for providing  these  services  consisting of an annual per  account  charge of $23.10  for each open and  closed  account on its records and each account held on a  sub-accounting  system  maintained  by firms that hold accounts on an omnibus basis.

     These  charges are assessed  monthly on a pro rata basis and  determined by using the number of  shareholder  and retirement  accounts  maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the Independent Trustees.

     Each Fund has  authorized  one or more  brokers  to  accept  on its  behalf purchase and redemption  orders in addition to the Transfer Agent.  Such brokers are  authorized  to  designate  other  intermediaries  to  accept  purchase  and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be  deemed  to  have  received  a

                                       23

purchase or redemption  order when an  authorized  broker or, if  applicable,  a broker's authorized designee, accepts the order.

Fund Accountants
     Delaware Services Company,  Inc. also provides  accounting services to each
Fund pursuant to a separate Fund Accounting  Agreement.  Those services  include performing all functions related to calculating the Fund's NAV and providing all financial  reporting services,  regulatory  compliance testing and other related accounting services. For its services, Delaware Services Company, Inc. is paid a fee based on total assets of all of the Delaware  Investments Funds for which it provides such accounting services.  Such fee is equal to 0.04% multiplied by the total amount of assets in the complex for which Delaware Services Company,  Inc.
furnishes accounting  services.  The fees are charged to each Fund and the other
Delaware Investments Funds on an aggregate pro rata basis.

Custodian
     JPMorgan Chase Bank ("JPMorgan"),  4 Chase Metrotech Center,  Brooklyn,  NY
11245,  is custodian of the Fund's  securities  and cash.  As custodian  for the
Fund, JPMorgan maintains a separate account or accounts for the Fund;  receives, holds and releases  portfolio  securities  on account of the Fund;  receives and disburses  money on behalf of the Fund;  and collects  and  receives  income and other payments and distributions on account of the Fund's portfolio securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

                               PORTFOLIO MANAGERS

Other Accounts Managed
     The following chart lists certain information about types of other accounts for which the  portfolio  manager is  primarily  responsible  as of December 31,
2005.

                                                                 No. of Accounts       Total Assets
                                               Total Assets           with           in Accounts with
                                  No. of        in Accounts    Performance-Based    Performance-Based
                                  Accounts         Fee               Fees                  Fee
Stephen R. Cianci
Registered Investment                12        $2.3 billion            0                   $--
Companies
Other pooled Investment               2         $12 million            0                   $--
Vehicles
Other Accounts                       32        $1.5 billion            0                   $--
                                                                       0                   $--
Paul Grillo                                                            0                   $--
Registered Investment                12        $2.3 billion            0                   $--
Companies
Other pooled Investment               2         $12 million            0                   $--
Vehicles
Other Accounts                       32        $1.5 billion            0                   $--

Description of Potential Material Conflicts of Interest
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided  to the Fund and the  investment action for each account and the Fund may differ. For example, one account or the
Fund  may be  selling  a  security,  while  another  account  or the Fund may be purchasing or holding the same security. As a result,  transactions executed for one account and the Fund may adversely  affect the value of

                                       24

securities  held by another  account.  Additionally,  the management of multiple accounts  and the Fund may give rise to potential  conflicts  of interest,  as a portfolio  manager must  allocate  time and effort to multiple  accounts and the
Fund. A portfolio  manager may discover an  investment  opportunity  that may be suitable for more than one account or the Fund. The investment  opportunity  may be limited,  however, so that all accounts and the Fund for which the investment would be  suitable  may not be able to  participate.  The  Manager  has  adopted procedures designed to allocate investments fairly across multiple accounts.

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
     Each portfolio manager's compensation consists of the following:

     Base Salary:  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus - Fixed Income Team: Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative  and qualitative  factors.  The amount  of the pool for  bonus  payments  is first  determined  by  mathematical equation based on assets,  management  fees and expenses,  including fund waiver expenses,  for registered  investment  companies,  pooled vehicles,  and managed separate accounts.  Generally,  approximately 80% of the bonus is quantitatively determined.  For investment companies,  each manager is compensated according to the Fund's  Lipper peer group  percentile  ranking on a one-year and  three-year basis.  For managed  separate  accounts the portfolio  managers are  compensated according to the composite percentile ranking in consultant databases.  There is no objective  award for a fund that falls below the 50th  percentile for a given time period.  There is a sliding scale for investment  companies that are ranked above the 50th percentile.  The managed separate accounts are compared to Callan and other databases.  The remaining 20% portion of the bonus is discretionary as determined by the Manager and takes into account subjective factors.

     Deferred  Compensation:   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options to purchase common shares of Delaware  Investments  U.S.,
Inc. pursuant to the terms the Delaware Investments U.S., Inc. Stock Option Plan
(non-statutory or "non-qualified" stock options). In addition,  certain managers may be awarded  restricted  stock units,  or "performance  shares",  in Lincoln.
Delaware  Investments  U.S.,  Inc.,  is  an  indirect  subsidiary  of  DMH  and, therefore, of Lincoln.

     The Delaware  Investments  U.S.,  Inc. Stock Option Plan was established in
2001 in order to provide certain investment personnel of the Manager with a more direct means of  participating in the Manager's  growth.  Under the terms of the plan, stock options typically vest in 25% increments on a four year schedule and expire ten years after  issuance.  Options are awarded  from time to time by the
Manager in its full discretion. Option awards may be based in part on seniority.
The fair market  value of the shares is normally  determined  as of each June 30 and  December 31.  Shares  issued upon the exercise of such options must be held for six months and one day, after which time the  shareholder  may put them back to the issuer or the shares may be called back from the shareholder.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the

                                       25

number of employees in a unit that may receive an award and the number of shares to be awarded. The performance shares have a three year vesting schedule and, at the end of the three years, the actual number of shares distributed to those who received  awards  may be equal to,  greater  than or less than the amount of the award based on Lincoln's  achievement of certain performance goals relative to a pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

Ownership of Securities
     As of December 31, 2005, the Fund's portfolio  managers owned the following amounts of Fund shares:

                                                    Dollar Range Of Fund
                              Portfolio Manager        Shares Owned(1)

                              Stephen R. Cianci             None
                              Paul Grillo            $50,001 - $100,000

        (1) Includes Fund shares beneficially owned by portfolio manager and immediate family members sharing the same household.

                         TRADING PRACTICES AND BROKERAGE

     The Manager selects broker/dealers to execute transactions on behalf of the
Fund  for the  purchase  or sale of  portfolio  securities  on the  basis of its judgment of their  professional  capability to provide the service.  The primary consideration in selecting  broker/dealers is to seek those  broker/dealers  who provide best  execution  for the Fund.  Best  execution  refers to many factors, including the price paid or received for a security, the commission charged, the promptness  and  reliability  of execution,  the  confidentiality  and placement accorded the order and other factors  affecting the overall benefit  obtained by the  account on the  transaction.  Some trades are made on a net basis where the
Fund  either  buys  securities  directly  from the  dealer or sells  them to the dealer. In these instances, there is no direct commission charged but there is a spread (the  difference  between the buy and sell price) which is the equivalent of a commission.  When a commission is paid, the Fund pays reasonable  brokerage commission rates based upon the professional  knowledge of the Manager's trading department as to rates paid and charged for similar transactions  throughout the
securities  industry.  In  some  instances,   the  Fund  pays  a  minimal  share
transaction cost when the transaction presents no difficulty.

     During the past three fiscal years,  the Fund paid the following  aggregate dollar amounts of brokerage commissions:

                                                  Brokerage
                      Fiscal Year Ended          Commissions
                      12/31/05                     $31,524
                      12/31/04                     $78,009
                      12/31/03                    $201,955

     The Manager may allocate out of all commission business generated by all of
the  funds  and   accounts   under  its   management,   brokerage   business  to
broker/dealers  who provide  brokerage  and research  services.  These  services include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in

                                       26

security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such services are used by the Manager in connection  with its investment  decision-making  process  with  respect  to one or  more  funds  and accounts managed by it, and may not be used, or used  exclusively,  with respect to the fund or account generating the brokerage.

     As provided in the  Securities  Exchange Act of 1934,  as amended,  and the
Fund's Investment Management  Agreement,  higher commissions are permitted to be paid to  broker/dealers  who provide  brokerage  and research  services  than to broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services provided.  Although transactions directed to broker/dealers who provide such  brokerage  and  research  services  may result in the Fund  paying  higher
commissions,   the  Manager   believes  that  the   commissions   paid  to  such
broker/dealers  are not, in general,  higher than commissions that would be paid to  broker/dealers  not providing  such services and that such  commissions  are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be provided  to the Manager  which constitute in some part  brokerage and research  services used by the Manager in connection  with its investment  decision-making  process and constitute in some part  services used by the Manager in connection  with  administrative  or other functions not related to its investment  decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and  will pay out of its own  resources  for  services  used by the  Manager  in connection with  administrative or other functions not related to its investment decision-making  process.  In  addition,  so long  as no fund is  disadvantaged, portfolio  transactions  that  generate  commissions  or  their  equivalent  are allocated to broker/dealers  who provide daily portfolio pricing services to the
Fund  and to  other  Delaware  Investments  Funds.  Subject  to best  execution, commissions  allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

     During  the  fiscal  year  ended  December  31,  2005,  none of the  Fund's portfolio  transactions  were  directed  to  broker/dealers  for  brokerage  and research services provided.

     As of  December  31,  2005,  the Fund did not  hold any  securities  of its regular  broker/dealers,  as defined in Rule 10b-1  under the 1940 Act,  or such broker/dealers' parents.

     The  Manager may place a combined  order for two or more  accounts or funds engaged in the purchase or sale of the same security if, in its judgment,  joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different  prices,  each account  participating in the order may be allocated an average price obtained from the executing  broker.  It is  believed  that  the  ability  of  the  accounts  to  participate  in  volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain,  it is the opinion of the Manager and the Trust's Board of Trustees that the  advantages  of combined  orders  outweigh  the  possible  disadvantages  of separate transactions.

     Consistent with the National  Association of Securities Dealers,  Inc. (the
"NASD"),  and subject to seeking  best  execution,  the Manager may place orders with  broker/dealers  that have agreed to defray  certain Fund  expenses such as custodian fees.

                                CAPITAL STRUCTURE
Capitalization
     The Trust  currently  has  authorized,  and  allocated to each Class of the
Fund,  an unlimited  number of shares of  beneficial  interest with no par value allocated to each Class of the Fund.  All shares are,  when issued in accordance with the Trust's prospectuses, registration statement, governing instruments and applicable  law, fully paid and  non-assessable.  Shares do not have  preemptive rights. All shares of the Fund represent an undivided  proportionate interest in the assets of the Fund.  Shares of the  Institutional  Class may not vote on any matter  that  affects  the Fund  Classes'  Distribution  Plans under Rule 12b-1.
Similarly,  as a general  matter,  shareholders of Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes' Rule 12b-1
Plans that

                                       27

relate to the Class of shares that they hold.  However,  Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the
Rule 12b-1 Plan relating to Class A Shares. Except for the foregoing, each share
Class has the same voting and other rights and  preferences as the other Classes of the Fund.  General expenses of the Fund will be allocated on a pro-rata basis to the  classes  according  to asset  size,  except  that  expenses  of the Fund
Classes' Rule 12b-1 Plans will be allocated solely to those classes.

     Until May 31,  1992,  the Fund  offered  shares of two  retail  classes  of shares,  Investors Series II class (now Class A Shares) and the Investors Series
I class.  Shares of Investors  Series I class were offered with a sales  charge, but  without  the  imposition  of a Rule  12b-1  fee.  Effective  June 1,  1992,
following  shareholder  approval of a plan of  recapitalization on May 15, 1992, shareholders  of the Investors  Series I class had their shares  converted  into shares of the Investors  Series II class and became subject to the latter class'
Rule  12b-1  charges.   Effective  at  the  same  time,  following  approval  by
shareholders,  the name  Investors  Series  was  changed  to  Treasury  Reserves
Intermediate  Series  and the name  Investors  Series  II class was  changed  to
Treasury Reserves  Intermediate Fund class.  Treasury Reserves Intermediate Fund
(Institutional)  class was first  offered on June 1, 1992 and  beginning  May 2,
1994 it became known as Treasury Reserves Intermediate Fund Institutional Class.
On May 2, 1994, the Treasury  Reserves  Intermediate  Fund class became known as the  Treasury  Reserves  Intermediate  Fund A  Class.  Effective  as of close of business on August 28, 1995,  the Trust's name was changed from  Delaware  Group
Treasury Reserves,  Inc. to Delaware Group  Limited-Term  Government Funds, Inc.
and the name Treasury Reserves  Intermediate  Series was changed to Limited-Term
Government Fund. At the same time, the names of Treasury  Reserves  Intermediate
Fund A Class,  Treasury Reserves Intermediate Fund B Class and Treasury Reserves
Intermediate Fund  Institutional  Class were changed to Limited-Term  Government
Fund A Class,  Limited-Term Government Fund B Class, and Limited-Term Government
Fund  Institutional  Class,  respectively.  Effective as of August 16, 1999, the name of Limited-Term Government Fund changed to Delaware Limited-Term Government
Fund.  Corresponding  changes  were also made to the names of each of the Fund's
Classes.  Effective as of December  15, 1999,  the Trust's name was changed from
Delaware  Group   Limited-Term   Government   Funds,   Inc.  to  Delaware  Group
Limited-Term  Government Funds. The Fund's Class R Shares were initially offered on June 2, 2003.

Noncumulative Voting
     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

                                PURCHASING SHARES
General Information
     Shares of the Fund are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the  Distributor or the Trust.  The Trust reserves the right to suspend sales of
Fund  shares,  and reject any order for the  purchase  of Fund  shares if in the opinion of management such rejection is in the Fund's best interest. The minimum initial  investment  generally is $1,000 for Class A Shares,  Class B Shares and
Class C Shares.  Subsequent purchases of such Classes generally must be at least
$100. The initial and subsequent  investment minimums for Class A Shares will be waived for  purchases  by  officers,  Trustees  and  employees  of any  Delaware
Investments  Fund,  the  Manager  or  any  of the  Manager's  affiliates  if the purchases are made pursuant to a payroll  deduction  program.  Shares  purchased pursuant to the Uniform  Gifts to Minors Act or Uniform  Transfers to Minors Act
and shares purchased in connection with an Automatic  Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent  purchase of $25.
There are no minimum  purchase  requirements  for Class R and the  Institutional
Classes, but certain eligibility requirements must be satisfied.

     Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000.  See "Investment Plans" for purchase limitations  applicable to retirement  plans.  The  Trust  will  reject  any  purchase  order for more than
$100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these  limitations  by making  cumulative  purchases over a period of time.  In doing so, an  investor  should  keep in mind,  however,  that  reduced

                                       28

front-end  sales  charges  apply to  investments  of  $50,000 or more in Class A
Shares,  and that Class A Shares are  subject  to lower  annual  Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a contingent deferred sales charge ("CDSC").

     Selling dealers are  responsible for  transmitting  orders  promptly.  If a purchase is canceled because your check is returned unpaid,  you are responsible for any loss  incurred.  The Fund can  redeem  shares  from your  account(s)  to reimburse  itself for any loss,  and you may be  restricted  from making  future purchases  in any  Delaware  Investments  Fund.  The Fund  reserves the right to reject purchase  orders paid by third-party  checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     The Fund also reserves the right,  following shareholder  notification,  to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account  balance for a period of three or more  consecutive  months.  Holders of such  accounts  may be  notified of their insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum  balance  requirement by that time, the Fund may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

     The Fund  also  reserves  the  right,  upon 60  days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC or Limited CDSC if he or she redeems any portion of his or her account.

     The  NASD  has  adopted  amendments  to  its  Conduct  Rules,  relating  to investment  company  sales  charges.  The  Trust and the  Distributor  intend to operate in compliance with these rules.

     Class A Shares are purchased at the offering price which reflects a maximum front-end  sales charge of 2.75%;  however,  lower front-end sales charges apply for larger  purchases.  See the table in the Fund Classes'  Prospectus.  Class A
Shares are also  subject to annual Rule 12b-1 Plan  expenses for the life of the investment.

     Class B Shares are  purchased at net asset value ("NAV") and are subject to a CDSC of: (i) 2.00% if shares are  redeemed  within the first year of purchase;
and (ii)  1.00% if shares  are  redeemed  during  the  second  and  third  years following purchase and 0% thereafter.  Class B Shares are also subject to annual
Rule 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against the Class B Shares for approximately five years after purchase.  Class B Shares will automatically  convert to Class A Shares at the end of approximately five years after purchase. See "Automatic Conversion of
Class B Share" below.

     Class C Shares are  purchased  at NAV and are subject to a CDSC of 1.00% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual Rule 12b-1 Plan expenses for the life of the investment  which are equal to those to which Class B Shares are subject.

     Class R Shares are purchased at the NAV per share without the imposition of a  front-end  sales  charge or CDSC.  Class R Shares are  subject to annual Rule
12b-1 Plan expenses for the life of the investment.

     Institutional  Class shares are  purchased at the NAV per share without the imposition of a front-end sales charge, CDSC or Rule 12b-1 Plan expenses.

     See "Plans under Rule 12b-1 for the Fund Classes" and "Determining Offering
Price and Net Asset Value" below for more information

                                       29

     Certificates  representing  shares  purchased  are not  ordinarily  issued.
Certificates were previously  issued for Class A Shares and Institutional  Class
Shares  of  the  Fund.   However,   purchases  not  involving  the  issuance  of
certificates  are  confirmed to the  investor and credited to the  shareholder's account on the books  maintained by the Transfer  Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates  had been issued.  An investor will be permitted to obtain a  certificate  in certain limited  circumstances that are approved by an appropriate  officer of the Fund.
No charge is assessed by the Trust for any certificate issued. The Fund does not intend to issue replacement certificates for lost or stolen certificates, except in certain limited  circumstances that are approved by an appropriate officer of the Fund.  In those  circumstances,  a  shareholder  may be  subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of  obtaining a bond  covering the lost or stolen  certificate.  Please contact  the Trust for  further  information.  Investors  who hold  certificates representing  any of their  shares  may only  redeem  those  shares  by  written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements - Class A, B and C Shares
     The alternative  purchase  arrangements of Fund Classes permit investors to choose the method of  purchasing  shares that is most  suitable  for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant  circumstances.  Investors should  determine  whether, given their particular circumstances,  it is more advantageous to purchase Class
A Shares and incur a front-end  sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of the  average  daily net assets of Class A Shares, or to  purchase  either  Class B or Class C Shares and have the  entire  initial purchase amount invested in the Fund with the investment thereafter subject to a
CDSC and annual Rule 12b-1 Plan  expenses.  Class B Shares are subject to a CDSC if the shares are redeemed  within  three years of purchase,  and Class C Shares are subject to a CDSC if the shares are  redeemed  within 12 months of purchase.
Class B and Class C Shares are each  subject to annual Rule 12b-1 Plan  expenses of up to a maximum of 1.00%  (0.25% of which are service  fees to be paid to the
Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class
B  Shares  will  automatically   convert  to  Class  A  Shares  at  the  end  of
approximately  five years after purchase and,  thereafter,  be subject to annual
Rule 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.  Unlike Class B Shares, Class C Shares do not convert to another
Class.

     The higher  Rule 12b-1 Plan  expenses  on Class B Shares and Class C Shares will be  offset to the  extent a return  is  realized  on the  additional  money initially  invested upon the purchase of such shares.  However,  there can be no assurance  as to the return,  if any,  that will be realized on such  additional money.  In addition,  the effect of any return earned on such  additional  money will  diminish  over  time.  In  comparing  Class B Shares  to  Class C  Shares, investors  should  also  consider  the  duration  of the annual  Rule 12b-1 Plan expenses  to which each of the  classes is subject  and the  desirability  of an automatic conversion feature, which is available only for Class B Shares.

     Class R Shares  have no  front-end  sales  charge and are not  subject to a
CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.60%.  Class A
Shares  generally are not available for purchase by anyone qualified to purchase
Class R Shares.

     In comparing Class B Shares and Class C Shares to Class R Shares, investors should  consider the higher Rule 12b-1 Plan expenses on Class B Shares and Class
C Shares.  Investors also should consider the fact that, like Class B Shares and
Class C Shares,  Class R Shares do not have a front-end sales charge and, unlike
Class B Shares and Class C Shares,  Class R Shares are not subject to a CDSC. In comparing Class B Shares to Class R shares,  investors  should also consider the duration of the annual  Rule 12b-1 Plan  expenses to which each Class is subject and the desirability of an automatic  conversion feature to Class A Shares (with lower annual Rule 12b-1 Plan fees),  which is available  only for Class B Shares and does not subject the investor to a CDSC.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Fund,  the  Distributor  and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1  Plan  fees,  in the case of Class B Shares  and Class C Shares,  from the proceeds of the Rule 12b-1 Plan fees and, if applicable,  the CDSC incurred upon redemption,  and in the case of Class R Shares,  from the  proceeds  of the Rule
12b-1 Plan fees.  Financial  advisors  may receive  different  compensation  for selling  Class A  Shares,  Class B

                                       30

Shares, Class C Shares and Class R Shares.  Investors should understand that the purpose and function of the respective  Rule 12b-1 Plans  (including for Class R
Shares)  and the CDSCs  applicable  to Class B Shares and Class C Shares are the same as those of the Rule 12b-1 Plan and the front-end  sales charge  applicable to  Class A Shares  in that  such  fees and  charges  are  used to  finance  the distribution of the respective Classes. See "Plans under Rule 12b-1 for the Fund
Classes" below for more information.

     Dividends,  if any, paid on Class A Shares, Class B Shares, Class C Shares,
Class R Shares and  Institutional  Class Shares will be  calculated  in the same manner,  at the same  time  and on the same day and will be in the same  amount, except that the amounts of Rule 12b-1 Plan expenses  relating to Class A Shares,
Class B Shares,  Class C Shares and Class R Shares will be borne  exclusively by such shares. See "Determining Offering Price and Net Asset Value" below for more information.

     Class A  Shares:  Purchases  of  $100,000  or more of Class A Shares at the offering  price carry reduced  front-end  sales charges as shown in the table in the Fund  Classes'  Prospectus,  and may  include a series of  purchases  over a
13-month  period  under a Letter  of  Intention  signed  by the  purchaser.  See
"Special  Purchase Features - Class A Shares" below for more information on ways in which investors can avail  themselves of reduced  front-end sales charges and other purchase features.

     From  time  to  time,  upon  written  notice  to all of  its  dealers,  the
Distributor may hold special  promotions for specified  periods during which the
Distributor may re-allow to dealers up to the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities  under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission
     As  described in the Fund  Classes'  Prospectus,  for initial  purchases of
Class A Shares of $1,000,000 or more, a dealer's  commission  may be paid by the
Distributor to financial advisors through whom such purchases are effected.

     In  determining  a  financial   advisor's   eligibility  for  the  dealer's
commission,  purchases of Class A Shares of other Delaware  Investments Funds as to which a Limited  CDSC  applies  (see  "Contingent  Deferred  Sales Charge for
Certain  Redemptions  of Class A Shares  Purchased  at Net  Asset  Value"  under
"Redemption and Exchange") may be aggregated with those of the Class A Shares of the Fund.  Financial advisors also may be eligible for a dealer's  commission in connection  with certain  purchases made under a Letter of Intention or pursuant to an investor's  Right of Accumulation.  Financial  advisors should contact the
Distributor  concerning  the  applicability  and  calculation  of  the  dealer's commission in the case of combined purchases.

     An  exchange  from other  Delaware  Investments  Funds will not qualify for payment of the  dealer's  commission,  unless a dealer's  commission  or similar payment has not been previously paid on the assets being exchanged. The schedule and  program  for payment of the  dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
     Class B Shares and Class C Shares are purchased  without a front-end  sales charge. Class B Shares redeemed within three years of purchase may be subject to a CDSC at the rates  set forth  above,  and  Class C Shares  redeemed  within 12 months of  purchase  may be subject to a CDSC of 1.00%.  CDSCs are  charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an  amount  equal to the  lesser  of the NAV at the time of  purchase  of the shares being redeemed or the NAV of those shares at the time of  redemption.  No
CDSC will be imposed on increases in NAV above the initial  purchase price,  nor will a CDSC be assessed on redemptions of shares acquired  through  reinvestment of dividends or capital gains  distributions.  For purposes of this formula, the
"NAV at the time of  purchase"  will be the NAV at purchase of Class B Shares or
Class C Shares of the Fund,  even if those shares are later exchanged for shares of another Delaware Investments Fund. In the event of an exchange of

                                       31

the shares,  the "NAV of such shares at the time of redemption"  will be the NAV of the shares that were  acquired  in the  exchange.  See "Waiver of  Contingent
Deferred Sales  Charge--Class B Shares and Class C Shares" under "Redemption and
Exchange"  for the Fund Classes for a list of the instances in which the CDSC is waived.

     During the fourth year after  purchase  and,  thereafter,  until  converted automatically  into Class A Shares,  Class B Shares will still be subject to the annual Rule 12b-1 Plan  expenses  of up to 1.00% of average  daily net assets of those  shares.  At the  end of  approximately  five  years  after  purchase,  an investor's Class B Shares will be automatically converted into Class A Shares of the Fund. See  "Automatic  Conversion of Class B Shares" under  "Redemption  and
Exchange." The Class A Shares into which Class B Shares will convert are subject to  ongoing  annual  Rule  12b-1  Plan  expenses  of up to a maximum of 0.30% of average daily net assets of such shares.

     In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than three years are  redeemed  first,
followed  by  shares   acquired   through  the   reinvestment  of  dividends  or
distributions,  and finally by shares held longest during the three-year period.
With  respect to Class C Shares,  it will be assumed  that  shares held for more than 12 months are  redeemed  first  followed  by shares  acquired  through  the reinvestment  of dividends or  distributions,  and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative - Class B Shares
     Class B Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of the  investor's  purchase  payment will be invested in Fund shares.  The  Distributor  currently  anticipates  compensating dealers or brokers for selling  Class B Shares at the time of purchase  from its own  assets  in an  amount  equal to no more  than  2.00% of the  dollar  amount purchased.  In addition,  from time to time,  upon written  notice to all of its dealers,  the  Distributor  may hold special  promotions  for specified  periods during  which the  Distributor  may pay  additional  compensation  to dealers or brokers for selling Class B Shares at the time of purchase.  As discussed below, however,  Class B Shares are subject to annual Rule 12b-1 Plan  expenses and, if redeemed within three years of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B
Shares. Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the
CDSC and the proceeds of the Rule 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class B Shares as described in this Part B, even after the exchange. See "Redemption and Exchange"
below.

Automatic Conversion of Class B Shares
     Class  B  Shares,  other  than  shares  acquired  through  reinvestment  of dividends,  held for five  years  after  purchase  are  eligible  for  automatic conversion  into  Class A Shares.  Conversions  of Class B Shares  into  Class A
Shares will occur only four times in any calendar  year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date").
If the  fifth  anniversary  after a  purchase  of  Class  B  Shares  falls  on a
Conversion Date, an investor's Class B Shares will be converted on that date. If the fifth  anniversary  occurs between  Conversion  Dates, an investor's Class B
Shares will be converted  on the next  Conversion  Date after such  anniversary.
Consequently,  if a  shareholder's  fifth  anniversary  falls on the day after a
Conversion  Date, that  shareholder will have to hold Class B Shares for as long as three  additional  months after the fifth  anniversary of purchase before the shares will automatically convert into Class A Shares.

     Class B Shares of the Fund  acquired  through a  reinvestment  of dividends will convert to the corresponding Class A Shares of the Fund pro-rata with Class
B Shares of the Fund not acquired through dividend reinvestment.

                                       32

     All such automatic  conversions of Class B Shares will constitute  tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C Shares
     Class C Shares may be  purchased  at NAV without a front-end  sales  charge and, as a result,  the full amount of an  investor's  purchase  payment  will be invested  in Fund  shares.  The  Distributor  currently  compensates  dealers or brokers for selling  Class C Shares at the time of purchase  from its own assets in an amount  equal to no more than 1.00% of the  dollar  amount  purchased.  As discussed  below,  Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees are paid to the
Distributor  and others for providing  distribution  and related  services,  and bearing related expenses,  in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C
Shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

     Holders of Class C Shares who  exercise the  exchange  privilege  described below will  continue  to be subject to the CDSC  schedule  for Class C Shares as described in this Part B. See "Redemption and Exchange" below.

Plans under Rule 12b-1 for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Fund Classes (the  "Plans").  Each Plan permits the Fund to pay for certain  distribution,  promotional and related expenses involved in the marketing  of only the Class of shares to which the Plan  applies.  The Plans do not apply to the Institutional  Class of shares. Such shares are not included in calculating  the  Plans'  fees,  and the  Plans  are not used to  assist  in the distribution and marketing of shares of the Institutional Class. Shareholders of the Institutional Class may not vote on matters affecting the Plans.

     The Plans permit the Fund, pursuant to their Distribution Agreement, to pay out of the assets of the Fund Classes  monthly fees to the  Distributor  for its services  and expenses in  distributing  and  promoting  sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified  periods of time and paying  distribution  and maintenance fees to brokers,  dealers and others.  In connection with the promotion of shares of the
Fund Classes,  the  Distributor  may, from time to time,  pay to  participate in dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses incurred in connection with pre-approved seminars,  conferences and advertising.
The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and  information  concerning  the Fund  Classes and  increase  sales of the Fund
Classes.

     In addition,  each Fund may make  payments from the Rule 12b-1 Plan fees of its respective Fund Classes  directly to others,  such as banks,  who aid in the distribution  of Fund  Class  shares or  provide  services  in respect of a Fund
Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class B Shares  and Class C Shares are also used to pay the  Distributor  for advancing  the  commission  costs to dealers with respect to the initial sale of such shares.

     The  maximum  aggregate  fee  payable by the Fund under its Plans,  and the
Fund's  Distribution  Agreements,  is on an annual basis, up to 0.30% of average daily net assets for the year of Class A Shares, up to 1.00% (0.25% of which are service  fees to be paid to the  Distributor,  dealers and others for  providing personal service and/or maintaining shareholder accounts) of each of the Class B
Shares' and the Class C Shares'  average daily net assets for the year and up to
0.60% of Class R Shares'  average  daily net  assets  for the year.  The  Fund's
Distributor may reduce/waive these amounts at any time.

                                       33

     On May 21,  1987,  the  Board of  Trustees  set the fee for Class A Shares,
pursuant  to its  Plan,  at 0.15% of  average  daily  net  assets.  This fee was effective  until May 31,  1992.  Effective  June 1, 1992,  the Board of Trustees
determined that the annual fee, payable on a monthly basis, under the Plan, will be equal to the sum of:  (i) the amount  obtained  by  multiplying  0.10% by the average  daily net assets  represented  by Class A Shares which were  originally purchased  prior to June 1,  1992 in the  Investors  Series I class  (which  was converted  into  what is now  referred  to as Class A  Shares)  on June 1,  1992 pursuant to a Plan of Recapitalization approved by shareholders of the Investors
Series I  class),  and (ii) the  amount  obtained  by  multiplying  0.15% by the average daily net assets represented by all other Class A Shares.  While this is the  method to be used to  calculate  the Rule  12b-1 fees to be paid by Class A
Shares,  the fee is a Class  expense  so that  all  shareholders  regardless  of whether they originally  purchased or received shares in the Investors  Series I class,  or in one of the other  classes that is now known as Class A Shares will bear Rule 12b-1  expenses  at the same rate.  While this  describes  the current formula for calculating the fees which will be payable under the Class A Shares'
Plan  beginning  June 1,  1992,  the Plan  permits a full 0.30% on all assets of
Class A Shares to be paid at any time following appropriate Board approval.

     While payments pursuant to the Plans may not exceed the foregoing  amounts, the Plans do not limit fees to amounts actually expended by the Distributor.  It is  therefore  possible  that  the  Distributor  may  realize  a  profit  in any
particular  year.   However,   the  Distributor   currently   expects  that  its
distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of  shares  of the Fund  Classes.  The  monthly  fees  paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Trust's Independent Trustees,  who may reduce the fees or terminate the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as  broker/dealers,  in  excess  of the  amount  paid on behalf of the Fund
Classes would be borne by such persons without any reimbursement  from such Fund
Classes.  Consistent with the  requirements of Rule 12b-1(h) under the 1940 Act, and subject to seeking best  execution,  the Fund may, from time to time, buy or sell  portfolio  securities  from or to firms which receive  payments  under the
Plans.

     From time to time, the Distributor may pay additional  amounts from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

     The Plans and the Distribution  Agreements,  as amended, have been approved by the Board of Trustees of the Trust,  including a majority of the  Independent
Trustees  who have no direct or  indirect  financial  interest  in the Plans and related Distribution Agreements, by vote cast in person at a meeting duly called for the  purpose  of  voting  on the  Plans  and  such  Distribution  Agreement.
Continuation of the Plans and the Distribution  Agreement,  as amended,  must be approved  annually  by the Board of  Trustees  in the same  manner as  specified above.

     Each year, the Board of Trustees must determine whether continuation of the
Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable  likelihood of each Plan  providing a benefit to its  respective
Fund  Class.  The Plans and the  Distribution  Agreements,  as  amended,  may be terminated  with  respect  to a Fund  Class at any  time  without  penalty  by a majority  of  Independent  Trustees  who have no  direct or  indirect  financial interest in the Plans and the Distribution Agreements,  or by a majority vote of the relevant Fund Class' outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities, as well as by a majority  vote of  Independent  Trustees  who have no direct or indirect financial interest in the Plans or Distribution Agreements. With respect to each
Class A Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the  outstanding  voting  securities of a
Fund's Class B Shares.  Also, any other material  amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent
Trustees  who have no  direct or  indirect  financial  interest  in the Plans or
Distribution  Agreements.  In  addition,  in  order  for  the  Plans  to  remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent  Trustees and who have no direct or indirect financial interest in the Plans or Distribution  Agreements.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

                                       34

         For the fiscal year ended December 31, 2005, the Rule 12b-1 payments under the Fund Classes' Plans were as indicated below.

        ------------------------------------ ---------------- --------------- ---------------- ---------------
                                              Class A Shares  Class B Shares   Class C Shares  Class R Shares
        ------------------------------------ ---------------- --------------- ---------------- ---------------
        Advertising                                      $--             $--              $--             $--
        ------------------------------------ ---------------- --------------- ---------------- ---------------
        Annual/Semiannual Reports                     $3,869            $673             $886            $205
        ------------------------------------ ---------------- --------------- ---------------- ---------------
        Broker Trails                               $248,771         $36,874         $361,638          $9,397
        ------------------------------------ ---------------- --------------- ---------------- ---------------
        Broker Sales Charges                             $--        $113,447          $47,532             $--
        ------------------------------------ ---------------- --------------- ---------------- ---------------
        Dealer Service Expenses                          $--             $--              $--             $--
        ------------------------------------ ---------------- --------------- ---------------- ---------------
        Interest on Broker Sales Charges                 $--         $11,551          $16,597             $--
        ------------------------------------ ---------------- --------------- ---------------- ---------------
        Commissions to Wholesalers                       $--             $--              $--             $--
        ------------------------------------ ---------------- --------------- ---------------- ---------------
        Promotional-Broker Meetings                      $--             $--              $--             $--
        ------------------------------------ ---------------- --------------- ---------------- --------------
        Promotional-Other                             $5,482            $687             $792             $--
        ------------------------------------ ---------------- --------------- ---------------- ---------------
        Prospectus Printing                           $6,284            $726             $942            $121
        ------------------------------------ ---------------- --------------- ---------------- ---------------
        Telephone                                        $--             $--              $--             $--
        ------------------------------------ ---------------- --------------- ---------------- ---------------
        Wholesaler Expenses                          $56,256         $12,170          $19,693          $1,730
        ------------------------------------ ---------------- --------------- ---------------- ---------------
        Other                                            $--             $--              $--             $--
        ------------------------------------ ---------------- --------------- ---------------- ---------------
        Total                                       $320,662        $176,128         $448,080         $11,453
        ------------------------------------ ---------------- --------------- ---------------- ---------------

Other Payments to Dealers - Class A Shares, Class B Shares Class C Shares and Class R Shares
     From time to time, at the  discretion of the  Distributor,  all  registered broker/dealers  whose  aggregate  sales of Fund Classes exceed certain limits as set by the Distributor,  may receive from the Distributor an additional  payment of up to 0.25% of the dollar  amount of such  sales.  The  Distributor  may also provide  additional  promotional  incentives  or payments  to dealers  that sell shares of the Delaware Investments Funds. In some instances, these incentives or payments may be offered only to certain  dealers who maintain,  have sold or may sell certain  amounts of shares.  The  Distributor may also pay a portion of the expense of  pre-approved  dealer  advertisements  promoting the sale of Delaware
Investments Fund shares.

Special Purchase Features - Class A Shares
     Buying Class A Shares at Net Asset Value:  The Fund  Classes'  Prospectuses
sets forth the  categories of investors who may purchase  Class A Shares at NAV.
This section provides additional information regarding this privilege.  The Fund must be notified in advance that a trade qualifies for purchase at NAV.

     As disclosed in the Fund Classes'  Prospectuses,  certain  retirement plans that contain  certain  legacy  retirement  assets may make  purchases of Class A shares at NAV. The requirements are as follows:

     o The purchase must be made by a group  retirement plan (excluding  defined benefit  plans):  (a) that  purchased  Class A shares  prior to a  recordkeeping transition  period  from  August  2004 to October  2004;  and (b) where the plan participants  records were maintained on Retirement  Financial Services,  Inc.'s
("RFS")  proprietary  recordkeeping  system,  provided that the plan: (i) has in excess of  $500,000  of plan  assets  invested  in Class A Shares of a  Delaware
Investments Fund and any stable value account  available to investment  advisory clients of the Manager or its  affiliates;  or (ii) is  sponsored by an employer that has at any point after May 1, 1997 had more than 100  employees  while such plan has held Class A Shares of a Delaware  Investments  Fund and such  employer has properly  represented to, and received written confirmation back from RFS in writing that it has the  requisite  number of employees.  See "Group  Investment
Plans" for information regarding the applicability of the Limited CDSC.

     o The purchase must be made by any group retirement plan (excluding defined benefit  pension plans) that purchased Class A shares prior to an August 2004 to
October 2004  recordkeeping  transition  period and purchased  shares  through a retirement  plan  alliance  program,  provided  that RFS was the  sponsor of the alliance

                                       35

program  or had a  product  participation  agreement  with  the  sponsor  of the alliance program.

     As  disclosed  in  the  Fund  Classes'  Prospectuses  certain  legacy  bank sponsored  retirement  plans may make  purchases of Class A shares at NAV. These purchases may be made by bank sponsored  retirement  plans that held, but are no longer  eligible to  purchase,  Institutional  Class  shares or  interests  in a collective trust as a result of a change in distribution arrangements.

     Allied Plans:  Class A Shares are available for purchase by participants in certain  401(k)  Defined  Contribution  Plans  ("Allied  Plans")  which are made available  under a joint venture  agreement  between the Distributor and another institution  through which mutual funds are marketed and which allow investments in Class A Shares of designated  Delaware  Investments Funds ("eligible Delaware
Investments  Fund  shares"),   as  well  as  shares  of  designated  classes  of
non-Delaware   Investments  Funds  ("eligible   non-Delaware   Investments  Fund
shares").  Class B Shares and Class C Shares are not  eligible  for  purchase by
Allied Plans.

     With respect to purchases made in connection with an Allied Plan, the value of eligible  Delaware  Investments and eligible  non-Delaware  Investments  Fund shares  held by the Allied Plan may be  combined  with the dollar  amount of new purchases  by that Allied  Plan to obtain a reduced  front-end  sales  charge on additional purchases of eligible Delaware Investments Fund shares. See "Combined
Purchases Privilege" below.

     Participants  in Allied Plans may  exchange  all or part of their  eligible
Delaware  Investments Fund shares for other eligible  Delaware  Investments Fund shares or for  eligible  non-Delaware  Investments  Fund  shares at NAV  without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware  Investments,  which were not subject to a front end sales charge,  will be subject to the applicable  sales charge if exchanged for eligible Delaware  Investments Fund shares to which a sales charge applies.  No sales charge will apply if the eligible fund shares were previously acquired  through the  exchange of eligible  shares on which a sales  charge was already  paid or through  the  reinvestment  of  dividends.  See  "Investing  by
Exchange" below.

     A dealer's  commission  may be payable on  purchases  of eligible  Delaware
Investments  Fund  shares  under an Allied  Plan.  In  determining  a  financial advisor's  eligibility  for a dealer's  commission  on NAV purchases of eligible
Delaware   Investments   Fund  shares  in  connection  with  Allied  Plans,  all
participant holdings in the Allied Plan will be aggregated. See "Class A Shares"
above under "Purchasing Shares."

     The Limited CDSC is applicable to redemptions of net asset value  purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the
Limited  CDSC,  as  described  in  the  Fund  Classes'  Prospectuses,  apply  to redemptions  by  participants  in Allied  Plans  except in the case of exchanges between eligible Delaware Investments and non-Delaware  Investments Fund shares.
When  eligible  Delaware  Investments  Fund shares are  exchanged  into eligible non-Delaware  Investments  Fund shares,  the Limited CDSC will be imposed at the time of the exchange,  unless the joint  venture  agreement  specifies  that the amount of the  Limited  CDSC will be paid by the  financial  advisor  or selling dealer. See "Contingent Deferred Sales Charge for Certain Redemptions of Class A
Shares Purchased at Net Asset Value" under "Redemption and Exchange" below.

     Letter of Intention:  The reduced  front-end sales charges  described above with respect to Class A Shares are also  applicable to the  aggregate  amount of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  Letter of  Intention  provided  by the  Distributor  and  signed by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the Transfer  Agent, of 5% of the total amount of Class
A Shares  intended to be purchased  until such purchase is completed  within the
13-month  period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter of Intention is signed.  The 13-month period begins on the date of the earliest purchase.  If the intended  investment is not completed,  except as noted below,  the purchaser will be asked to pay an amount equal to the  difference  between the  front-end  sales charge on Class A
Shares  purchased at the reduced rate and the front-end  sales charge  otherwise applicable to the total shares purchased.  If such payment is not made within 20 days  following the expiration of the 13-month  period,  the Transfer Agent will surrender an appropriate  number of the escrowed  shares for redemption in order to realize

                                       36

the difference. Such purchasers may include the values (at offering price at the level  designated  in their Letter of Intention) of all their shares of the Fund and of any  class of any of the  other  Delaware  Investments  Funds  previously purchased and still held as of the date of their Letter of Intention  toward the completion of such Letter,  except as described below.  Those purchasers  cannot include  shares that did not carry a  front-end  sales  charge,  CDSC or Limited
CDSC,  unless the  purchaser  acquired  those shares  through an exchange from a
Delaware  Investments  Fund that did carry a  front-end  sales  charge,  CDSC or
Limited CDSC. For purposes of satisfying an investor's obligation under a Letter of  Intention,  Class  B  Shares  and  Class  C  Shares  of  the  Fund  and  the
corresponding  classes of shares of other Delaware Investments Funds which offer such  shares  may be  aggregated  with  Class  A  Shares  of the  Fund  and  the corresponding class of shares of the other Delaware Investments Funds.

     Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced  front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention  will be determined and accepted by the Transfer Agent at the point of plan  establishment.  The level and any  reduction in front-end  sales charge will be based on actual plan  participation  and the  projected  investments  in
Delaware  Investments Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period.  The Transfer Agent reserves the right to adjust the signed Letter of Intention  based on this  acceptance  criteria.  The
13-month  period will begin on the date this Letter of  Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not  fulfilled  within the  13-month  period,  the plan  level will be  adjusted
(without completing another Letter of Intention) and the employer will be billed for the  difference in front-end  sales charges due,  based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level  designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end  sales  charge,  CDSC or
Limited  CDSC of any  class.  Class B Shares  and Class C Shares of the Fund and other Delaware Investments Funds which offer corresponding classes of shares may also be aggregated for this purpose.

     Combined  Purchases  Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares,  you can include,  subject to the exceptions  described below, the total amount of any Class of shares you own of a Fund and all other Delaware  Investments Funds. In addition,  if you are an investment  advisory  client of the Manager's  affiliates you may include assets held in a stable value account in the total amount.  However, you cannot include mutual fund shares that do not carry a front-end  sales charge,  CDSC or Limited
CDSC,  unless you  acquired  those  shares  through an exchange  from a Delaware
Investments Fund that did carry a front-end sales charge, CDSC or Limited CDSC.

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
     In determining the  availability  of the reduced  front-end sales charge on
Class A Shares,  purchasers may also combine any subsequent purchases of Class A
Shares,  Class B Shares and Class C Shares of the Fund, as well as shares of any other class of any of the other Delaware Investments Funds, as well as shares of any other  class of any of other  Delaware  Investments  Fund  which  offer such classes  (except  shares of any Delaware  Investments  Fund which do not carry a front-end  sales  charge,  CDSC or  Limited  CDSC.  If,  for  example,  any such purchaser has previously  purchased and still holds Class A Shares and/or shares of any other of the classes  described in the previous  sentence with a value of
$40,000  and  subsequently  purchases  $60,000 at offering  price of  additional shares of Class A Shares,  the charge  applicable to the $60,000  purchase would currently be 2.00%.  For the purpose of this  calculation,  the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased  simultaneously  with the current purchase.  Investors should  refer to the  table  of sales  charges  for  Class A Shares  in the Fund
Classes'  Prospectus to determine the applicability of the Right of Accumulation to their particular circumstances.

                                       37

     12-Month  Reinvestment  Privilege:  Holders  of Class A Shares  and Class B
Shares of the Fund (and of the  Institutional  Class Shares holding shares which were  acquired  through an exchange from one of the other  Delaware  Investments
Funds  offered  with a front-end  sales  charge) who redeem such shares have one year from the date of  redemption  to reinvest  all or part of their  redemption proceeds  in the same Class of the Fund or in the same Class of any of the other
Delaware Investments Funds. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares,  the amount of the CDSC  previously  charged on the redemption  will be reimbursed by the Distributor.  The reinvestment will be subject to applicable eligibility and minimum  purchase  requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the  redemption  of the shares  triggered  the payment of a Limited  CDSC.
Persons investing  redemption  proceeds from direct  investments in the Delaware
Investments Funds,  offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next determined after receipt of remittance.  In the case of Class B Shares, the time that the previous  investment  was held will be included in determining any applicable  CDSC due upon  redemptions  as well as the automatic  conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

     Any  reinvestment  directed  to a  Delaware  Investments  Fund in which the investor  does not then have an account will be treated  like all other  initial purchases of such Fund's  shares.  Consequently,  an investor  should obtain and read  carefully the prospectus  for the Delaware  Investments  Fund in which the investment  is  intended  to be made  before  investing  or sending  money.  The prospectus  contains more complete  information  about the Delaware  Investments
Fund, including charges and expenses.

     Investors  should consult their  financial  advisors or the Transfer Agent, which  also  serves  as  the  Fund's  shareholder  servicing  agent,  about  the applicability  of the  Class A  Limited  CDSC in  connection  with the  features described above.

     Group  Investment  Plans:  Group Investment Plans which are not eligible to purchase  shares of the  Institutional  Class may also  benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Fund Classes' Prospectuses,  based on total plan assets. If a company has more than one plan  investing  in  Delaware  Investments  Funds,  then the total amount  invested  in all  plans  would  be used in  determining  the  applicable
front-end  sales  charge   reduction  upon  each  purchase,   both  initial  and
subsequent,  upon  notification  to the Fund at the time of each such  purchase.
Employees  participating  in such Group  Investment  Plans may also  combine the investments made in their plan account when determining the applicable front-end sales charge on  purchases to  non-retirement  Delaware  Investments  investment accounts if they so notify the Fund in which they are  investing  in  connection
with  each  purchase.   See  "Retirement  Plans  for  the  Fund  Classes"  under
"Investment Plans" below for information about retirement plans.

     The  Limited  CDSC  is  generally  applicable  to  any  redemptions  of NAV purchases  made  on  behalf  of a group  retirement  plan  on  which a  dealer's commission  has  been  paid  only  if such  redemption  is  made  pursuant  to a withdrawal of the entire plan from a Delaware  Investments Fund. See "Contingent
Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net
Asset  Value"  under  "Redemption  and  Exchange"  below.   Notwithstanding  the
foregoing,  the Limited  CDSC for Class A Shares on which a dealer's  commission has been paid will be waived in  connection  with  redemptions  by certain group defined contribution  retirement plans that purchase shares through a retirement plan  alliance  program  which  requires  that shares will be  available at NAV, provided  that RFS  either  was the  sponsor  of the  alliance  program or had a product  participation  agreement with the sponsor of the alliance  program that specifies that the Limited CDSC will be waived.

                                       38

                                INVESTMENT PLANS

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be automatically  reinvested in additional  shares in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the  shareholder's  account on that date.  All dividends and distributions of the  Institutional  Class are reinvested in the accounts of the holders  of  such  shares  (based  on the  net  asset  value  in  effect  on the reinvestment date).  Confirmations of any distributions from realized securities profits will be mailed to shareholders in the first quarter of each fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares to their plan  accounts at any time either  through their  investment  dealers or by sending a check or money  order to the Fund and
Class in which shares are being purchased.  Such purchases,  which must meet the minimum subsequent purchase  requirements set forth in the Prospectuses and this
Part B, are made for Class A Shares at the public  offering  price,  and for the
Class B Shares, Class C Shares, Class R Shares and the Institutional  Classes at
the net asset value, at the end of the day of receipt.  A reinvestment  plan may be  terminated  at any  time.  This plan does not  assure a profit  nor  protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Investments Funds
     Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below,  holders of Fund Classes may  automatically reinvest dividends and/or distributions in any of the other Delaware Investments
Funds,  including  the Fund,  in states  where  their  shares may be sold.  Such investments  will be at NAV at the close of  business on the  reinvestment  date without any front-end sales charge or service fee. The  shareholder  must notify the Transfer  Agent in writing and must have  established an account in the fund
into  which  the  dividends  and/or  distributions  are  to  be  invested.   Any
reinvestment  directed  to a fund in which  the  investor  does not then have an account will be treated like all other initial  purchases of the fund's  shares.
Consequently,  an investor  should obtain and read  carefully the prospectus for the fund in which the  investment  is intended to be made  before  investing  or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

     Subject to the following  limitations,  dividends and/or distributions from other Delaware Investments Funds may be invested in shares of the Fund, provided an  account  has been  established.  Dividends  from  Class A Shares  may not be directed  to Class B Shares,  Class C Shares or Class R Shares.  Dividends  from
Class B Shares may only be  directed  to other  Class B Shares,  dividends  from
Class C Shares may only be directed to other Class C Shares and  dividends  from
Class R Shares may only be directed to other Class R Shares.

     Capital  gains  and/or  dividend  distributions  for  participants  in  the following  retirement plans are automatically  reinvested into the same Delaware
Investments Fund in which their investments are held: SAR/SEP,  SEP/IRA,  SIMPLE
IRA,  SIMPLE 401(k),  Profit Sharing and Money  Purchase  Pension Plans,  401(k)
Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Exchange
     If you have an investment in another  Delaware  Investments  Fund,  you may write and authorize an exchange of part or all of your investment into shares of the Fund.  If you wish to open an  account  by  exchange,  call the  Shareholder
Service  Center  for  more  information.   All  exchanges  are  subject  to  the
eligibility and minimum purchase requirements and any additional limitations set forth in the Fund's  Prospectuses.  See "Redemption and Exchange" below for more complete information concerning your exchange privileges.

Investing proceeds from Eligible 529 Plans
     The proceeds of a  withdrawal  from an Eligible 529 Plan which are directly reinvested in a substantially

                                       39

similar class of the Delaware Investments Funds will qualify for treatment as if such proceeds had been exchanged from another  Delaware  Investments Fund rather than transferred from the Eligible 529 Plan, as described under  "Redemption and
Exchange" below. The treatment of your redemption  proceeds from an Eligible 529
Plan does not apply if you take possession of the proceeds of the withdrawal and subsequently  reinvest them (i.e.,  the transfer is not made directly).  Similar benefits may also be extended to direct  transfers from a substantially  similar class of a Delaware Investments Fund into an Eligible 529 Plan.

Investing by Electronic Fund Transfer
     Direct Deposit Purchase Plan:  Investors may arrange for the Fund to accept for  investment  in the Fund  Classes,  through  an agent  bank,  pre-authorized government or private recurring payments.  This method of investment assures the timely credit to the shareholder's  account of payments such as social security,
veterans'  pension  or  compensation   benefits,   federal  salaries,   Railroad
Retirement  benefits,  private  payroll  checks,  dividends,  and  disability or pension fund benefits.  It also eliminates the possibility and  inconvenience of lost, stolen and delayed checks.

     Automatic  Investing Plan:  Shareholders of Class A Shares,  Class B Shares
and Class C Shares may make automatic  investments by  authorizing,  in advance, monthly or quarterly  payments  directly from their checking account for deposit into their Fund account.  This type of  investment  will be handled in either of the following  ways: (i) if the  shareholder's  bank is a member of the National
Automated  Clearing  House  Association  ("NACHA"),  the amount of the  periodic investment will be  electronically  deducted from his or her checking account by
Electronic Fund Transfer  ("EFT") and such checking account will reflect a debit although  no check is  required  to  initiate  the  transaction;  or (ii) if the shareholder's  bank  is not a  member  of  NACHA,  deductions  will  be  made by
pre-authorized   checks,  known  as  Depository  Transfer  Checks.   Should  the
shareholder's  bank  become  a  member  of  NACHA  in  the  future,  his  or her investments would be handled electronically through EFT.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension Plans,  401(k) Defined  Contribution Plans, or 403(b)(7) or 457 Deferred
Compensation Plans.

                                      * * *

     Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial
investments  under the Direct Deposit Purchase Plan and the Automatic  Investing
Plan must be for $250 or more and subsequent  investments  under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete  an  authorization  form.  Either  service can be  discontinued  by the shareholder at any time without penalty by giving written notice.

     Payments to the Fund from the federal  government or its agencies on behalf of a  shareholder  may be  credited  to the  shareholder's  account  after  such payments should have been  terminated by reason of death or otherwise.  Any such payments are subject to reclamation  by the federal  government or its agencies.
Similarly, under certain circumstances,  investments from private sources may be subject to reclamation by the transmitting  bank. In the event of a reclamation, the Fund  may  liquidate  sufficient  shares  from a  shareholder's  account  to reimburse  the  government  or the  private  source.  In  the  event  there  are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
     Shareholders  may authorize a third party,  such as a bank or employer,  to make  investments  directly to their Fund  accounts.  The Fund will accept these investments, such as bank-by-phone,  annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial  institutions  who  in  turn  should  contact  the  Trust  for  proper instructions.

MoneyLine(SM) On Demand

                                       40

     You or your investment dealer may request purchases of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests from you or your  investment  dealer,  funds will be  withdrawn  from (for share purchases) your pre-designated bank account.  Your request will be processed the same day if you call prior to 4 p.m.,  Eastern Time.  There is a $25 minimum and
$50,000 maximum limit for MoneyLineSM On Demand transactions.

     It may take up to four business days for the  transactions to be completed.
You can initiate this service by completing  an Account  Services  form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee.

Wealth Builder Option
     Shareholders  can use the  Wealth  Builder  Option  to  invest  in the Fund
Classes  through  regular  liquidations  of  shares in their  accounts  in other
Delaware Investments Funds. Shareholders of the Fund Classes may elect to invest in one or more of the  other  Delaware  Investments  Funds  through  the  Wealth
Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive  the  automatic  investment,  such new account must meet the minimum  initial  purchase  requirements  described in the prospectus of the fund that you select.  All  investments  under this option are exchanges and are therefore  subject to the same  conditions and  limitations as other exchanges noted above.

     Under this automatic  exchange program,  shareholders can authorize regular monthly  investments  (minimum  of $100 per fund) to be  liquidated  from  their account  and  invested  automatically  into other  Delaware  Investments  Funds, subject  to the  conditions  and  limitations  set  forth in the  Fund  Classes'
Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund  selected is not open that day,  the next  business  day) at the public offering  price  or NAV,  as  applicable,  of the fund  selected  on the date of investment.  No  investment  will be made  for any  month  if the  value  of the shareholder's account is less than the amount specified for investment.

     Periodic  investment  through  the Wealth  Builder  Option  does not insure profits or protect against losses in a declining  market.  The price of the fund into which  investments are made could  fluctuate.  Since this program  involves continuous investment regardless of such fluctuating value,  investors selecting this option should consider their  financial  ability to continue to participate in the program through periods of low fund share prices.  This program  involves automatic  exchanges  between  two or more fund  accounts  and is  treated  as a purchase  of shares of the fund into  which  investments  are made  through  the program. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

     This  option is not  available  to  participants  in the  following  plans:
SAR/SEP,  SEP/IRA,  SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase
Pension  Plans and  401(k),  403(b)(7)  or 457 Plans.  This  option  also is not available to shareholders of the Institutional Classes.

Asset Planner
     The Fund  previously  offered the Asset Planner asset  allocation  service.
This  service is no longer  offered for the Fund.  Please  call the  Shareholder
Service  Center  at (800)  523-1918  if you have any  questions  regarding  this service.

Retirement Plans for the Fund Classes
     An  investment  in the Fund may be  suitable  for  tax-deferred  retirement plans,  such as: Profit  Sharing or Money  Purchase  Pension  Plans,  Individual
Retirement  Accounts  ("IRAs"),  Roth IRAs,  SEP/IRAs,  SAR/SEPs,  401(k) plans,
403(b)(7) plans,  457 plans,  SIMPLE IRAs and SIMPLE 401(k)s.  In addition,  the
Fund may be suitable for use in Coverdell Education Savings Accounts ("Coverdell
ESAs").  For further  details  concerning  these plans and  accounts,  including applications,  contact your investment advisor or the Distributor.  To determine whether the benefits of a  tax-sheltered  retirement  plan or Coverdell  ESA are available and/or appropriate, you should consult with a tax adviser.

                                       41

     Class B Shares are  available  only through IRAs,  SIMPLE IRAs,  Roth IRAs,
Coverdell ESAs, SEP/IRAs,  SAR/IRAs, 403(b)(7) plans and 457 Plans. The CDSC may be waived on certain  redemptions of Class B Shares and Class C Shares.  See the
Fund  Classes'  Prospectus  for a list of the  instances  in  which  the CDSC is waived.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$100,000 for retirement plans.  Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans.  The maximum  purchase  limitations apply only to the initial purchase of shares by the retirement plan.

     Minimum investment  limitations  generally applicable to other investors do not apply to  retirement  plans  other than IRAs,  for which  there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected.  Retirement plans may be subject to plan  establishment fees, annual maintenance fees and/or other  administrative or trustee fees. Fees are based upon the number of  participants  in the plan as well as the  services selected.  Additional  information  about fees is  included in  retirement  plan materials.  Fees are quoted upon request.  Annual maintenance fees may be shared by Delaware  Management Trust Company,  the Transfer Agent,  other affiliates of the Manager and others that provide services to such Plans.

     Certain  shareholder  investment  services available to non-retirement plan shareholders  may not be  available to  retirement  plan  shareholders.  Certain retirement  plans may  qualify to  purchase  shares of the  Institutional  Class
Shares.  See "Availability of Institutional  Class Shares" above. For additional information on any of the plans and Delaware  Investments'  retirement services, call the Shareholder Service Center telephone number.

                 DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Orders for purchases and  redemptions of Class A Shares are effected at the offering price next calculated after receipt of the order by the Fund, its agent or certain other  authorized  persons.  Orders for purchases and  redemptions of
Class B Shares,  Class C Shares,  Class R Shares and Institutional  Class Shares
are effected at the NAV per share next calculated  after receipt of the order by the Fund, their agent or certain other  authorized  persons.  See  "Distributor"
under "Investment  Advisor and Other Service  Providers" above.  Selling dealers are responsible for transmitting orders promptly.

     The  offering  price for Class A Shares  consists of the NAV per share plus any  applicable  sales  charges.  Offering  price and NAV are computed as of the close of regular  trading on the New York Stock Exchange (the "NYSE"),  which is normally 4 p.m.,  Eastern Time, on days when the NYSE is open for business.  The
NYSE is scheduled to be open Monday  through  Friday  throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther
King, Jr.'s Birthday,  Presidents' Day, Good Friday,  Memorial Day, Independence
Day, Labor Day,  Thanksgiving and Christmas.  When the NYSE is closed,  the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

     The NAV per  share  for  each  share  class of the  Fund is  calculated  by subtracting the liabilities of each class from its total assets and dividing the resulting  number  by the  number  of  shares  outstanding  for that  class.  In determining the Fund's total net assets,  portfolio  securities primarily listed or traded on a national or foreign  securities  exchange,  except for bonds, are generally  valued at the closing  price on that  exchange,  unless such  closing prices are determined to be not readily available pursuant to the Fund's pricing procedures.  Exchange  traded options are valued at the last reported sale price or,  if no  sales  are  reported,  at the mean  between  bid and  asked  prices.
Non-exchange traded options are valued at fair value using a mathematical model.
Futures  contracts  are  valued at their  daily  quoted  settlement  price.  For valuation  purposes,  foreign currencies and foreign  securities  denominated in foreign  currency  values will be converted into U.S.  dollar values at the mean between the bid and offered  quotations of such currencies  against U.S. dollars based on rates in effect that day.  Securities  not traded on a particular  day, over-the-counter  securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market  instruments having a maturity of less than 60 days are valued at amortized cost,  which  approximates market value. Debt securities (other than short-term  obligations) are valued on the basis of  valuations  provided  by a pricing  service  when such  prices are believed to reflect the fair value of such  securities.  Foreign  securities and the  prices  of

                                       42

foreign  securities  denominated  in foreign  currencies  are translated to U.S.
dollars at the mean  between  the bid and offer  quotations  of such  currencies based on rates in effect as of the close of the London Stock Exchange.  Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing  service take into  account  appropriate  factors such as  institutional trading in similar groups of securities,  yield, quality, coupon rate, maturity, type of issue,  trading  characteristics  and other market data.  Subject to the foregoing,  securities for which market quotations are not readily available and other  assets  are  valued at fair  value as  determined  in good faith and in a method approved by the Board of Trustees.

     Each Class of the Fund will bear,  pro-rata,  all of the common expenses of the Fund. The NAVs of all  outstanding  shares of each Class of the Fund will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation  in the Fund  represented by the value of shares of that Class.  All income earned and expenses  incurred by the Fund, will be borne on a pro-rata basis by each outstanding  share of a Class,  based on each Class'
percentage in the Fund represented by the value of shares of such Class,  except that the  Institutional  Class  will not  incur  any of the  expenses  under the
Trust's Rule 12b-1  Plans,  while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific  distribution expenses and other costs that will be  allocable to each Class,  the NAV of each
Class of the Fund will vary.

                             REDEMPTION AND EXCHANGE

General Information
     You can redeem or exchange  your shares in a number of different  ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next  determined  after the Fund receives your request in good order, subject,  in the case of a redemption,  to any applicable  CDSC or Limited CDSC.
For example,  redemption or exchange  requests  received in good order after the time the offering  price and NAV of shares are  determined  will be processed on the next business day. See the Fund's Prospectuses.  A shareholder  submitting a redemption  request  may  indicate  that he or she wishes to receive  redemption proceeds of a specific dollar amount. In the case of such a request,  and in the case of certain redemptions from retirement plan accounts,  the Fund will redeem the  number of shares  necessary  to deduct the  applicable  CDSC in the case of
Class B Shares and Class C Shares,  and, if applicable,  the Limited CDSC in the case of Class A Shares  and  tender to the  shareholder  the  requested  amount, assuming  the  shareholder  holds  enough  shares in his or her  account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.  Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

     Except as noted below, for a redemption  request to be in "good order," you must provide your account number, account registration,  and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the  Delaware  Investments  Fund in which you want to invest the proceeds.  Exchange  instructions and redemption  requests must be signed by the record  owner(s)  exactly as the shares are  registered.  You may  request a redemption  or an  exchange  by calling the  Shareholder  Service  Center at 800
523-1918.  The Fund may suspend,  terminate,  or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     In addition to redemption of the Fund's shares, the Distributor,  acting as agent of the Fund, offers to repurchase Fund shares from  broker/dealers  acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's  cost, is the NAV per share next determined after receipt  of the  request  in good  order by the Fund,  their  agent,  or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and  effective  at the time  the  offering  price  and NAV are  determined.  See
"Determining   Offering  Price  and  Net  Asset  Value"  above.  This  offer  is discretionary  and may be completely  withdrawn  without  further  notice by the
Distributor.

     Orders  for the  repurchase  of Fund  shares  which  are  submitted  to the
Distributor  prior to the close of its  business day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited

                                       43

CDSC),  if the  repurchase  order was  received  by the  broker/dealer  from the shareholder  prior to the time the offering price and NAV are determined on such day. The selling dealer has the  responsibility  of  transmitting  orders to the
Distributor promptly. Such repurchase is then settled as an ordinary transaction with  the  broker/dealer  (who may make a  charge  to the  shareholder  for this service) delivering the shares repurchased.

     Payment for shares  redeemed  will  ordinarily  be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in  good  order  by  either  Fund  or  certain  other  authorized  persons  (see
"Distributor" under "Investment Advisor and Other Service Providers"); provided, however,  that each commitment to mail or wire redemption  proceeds by a certain time, as described  below,  is modified by the  qualifications  described in the next paragraph.

     The Fund will  process  written and  telephone  redemption  requests to the extent that the  purchase  orders for the shares  being  redeemed  have  already settled.  The Fund will honor redemption requests as to shares for which a check was tendered as payment,  but the Fund will not mail or wire the proceeds  until it is reasonably  satisfied that the purchase check has cleared,  which may take up to 15 days from the purchase date. You can avoid this potential  delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone  redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

     If a  shareholder  has been  credited  with a purchase  by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the
Fund  will  automatically  redeem  from the  shareholder's  account  the  shares purchased by the check plus any dividends  earned thereon.  Shareholders  may be responsible for any losses to the Fund or to the Distributor.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an  emergency  exists as a result of which  disposal  by the Fund of  securities owned by them are not reasonably practical, or they are not reasonably practical for the Fund  fairly to value  their  assets,  or in the event  that the SEC has provided for such  suspension for the protection of  shareholders,  the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the  shareholder may withdraw the request for redemption or leave it standing as a request for  redemption at the NAV next  determined  after the  suspension has been terminated.

     Payment for shares  redeemed or  repurchased  may be made either in cash or kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in "Determining  Offering Price and  Net  Asset  Value"  above.  Subsequent  sale  by an  investor  receiving  a distribution  in kind  could  result in the  payment of  brokerage  commissions.
However,  the Trust has  elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is  obligated to redeem  shares  solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day  period for any one shareholder.

     The value of the Fund's  investments is subject to changing  market prices.
Thus, a shareholder  redeeming  shares of the Fund may sustain  either a gain or loss, depending upon the price paid and the price received for such shares.

     Certain  redemptions  of Class A Shares  purchased at NAV may result in the imposition of a Limited CDSC. See "Contingent  Deferred Sales Charge for Certain
Redemptions of Class A Shares  Purchased at Net Asset Value" below.  Class B and
Class C Shares of the Fund are subject to CDSCs as described  under  "Contingent
Deferred  Sales  Charge - Class B Shares and Class C Shares"  under  "Purchasing
Shares" above and in the Fund Classes'  Prospectuses.  Except for the applicable
CDSC or  Limited  CDSC  and,  with  respect  to the  expedited  payment  by wire described below for which, in the case of the Fund Classes,  there may be a bank wiring cost,  neither the Fund nor the Distributor  charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

     Holders  of Class B Shares or Class C Shares  that  exchange  their  shares
("Original  Shares")  for shares of other  Delaware  Investments  Funds (in each case, "New Shares") in a permitted exchange,  will not be subject to a

                                       44

CDSC  that  might  otherwise  be due upon  redemption  of the  Original  Shares.
However,  such shareholders will continue to be subject to the CDSC and any CDSC assessed  upon  redemption  of the New  Shares  will be charged by the Fund from which  the  Original  Shares  were  exchanged.  In the case of  Class B  Shares, shareholders  will also  continue  to be  subject  to the  automatic  conversion schedule of the  Original  Shares as described in this Part B. In an exchange of
Class B Shares from the Fund,  the Fund's CDSC  schedule  may be higher than the
CDSC schedule  relating to the New Shares  acquired as a result of the exchange.
For purposes of computing the CDSC that may be payable upon a disposition of the
New Shares,  the period of time that an  investor  held the  Original  Shares is added to the period of time that an investor  held the New Shares.  With respect to Class B Shares, the automatic  conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees  applicable to
Class B Shares of the Fund for a longer period of time than if the investment in
New Shares were made directly.

     Holders  of Class A Shares  of the Fund may  exchange  all or part of their shares for shares of other Delaware  Investments Funds,  including other Class A
Shares,  but may not exchange  their Class A Shares for Class B Shares,  Class C
Shares or Class R Shares of the Fund or of any other Delaware  Investments Fund.
Holders of Class B Shares of the Fund are  permitted  to exchange all or part of their  Class B Shares  only into  Class B Shares of other  Delaware  Investments
Fund. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their  Class C Shares  only  into  Class C  Shares  of any  other
Delaware  Investments Fund. Class B Shares of the Fund and Class C Shares of the
Fund  acquired by exchange  will  continue to carry the CDSC and, in the case of
Class B Shares,  the  automatic  conversion  schedule of the fund from which the exchange is made.  The holding  period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining  the time of the  automatic  conversion  into  Class A Shares of the
Fund.  Holders of Class R Shares of the Fund are  permitted  to exchange  all or part of their  Class R  Shares  only  into  Class R  Shares  of  other  Delaware
Investments Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of the Fund.

     Permissible  exchanges into Class A Shares of the Fund will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares of the Fund will be made  without the  imposition  of a
CDSC by the Delaware  Investments  Fund from which the exchange is being made at the time of the exchange.

     The Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be unable to invest  effectively in accordance  with its investment  objectives and policies,  or would otherwise potentially be adversely affected. A shareholder's purchase  exchanges  may be  restricted  or  refused  if the  Fund  receives  or anticipates  simultaneous  orders affecting  significant  portions of the Fund's assets.

     The Fund  discourages  purchases  by  market  timers  and  purchase  orders
(including the purchase side of exchange  orders) by shareholders  identified as market  timers may be  rejected.  The Fund will  consider  anyone who  follows a pattern of market timing in any Delaware Investments Fund to be a market timer.

     Market timing of a Delaware  Investments  Fund occurs when  investors  make consecutive rapid short-term  "roundtrips",  or in other words, purchases into a
Delaware  Investments  Fund followed  quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 business days of a purchase of that Fund's shares. If you make a second such short-term roundtrip in a Delaware  Investments  Fund within the same calendar  quarter of a previous short-term  roundtrip in that Fund,  you may be considered a market  timer.  The purchase and sale of Fund shares  through the use of the exchange  privilege are also included in determining  whether market timing has occurred.  The Fund also reserves the right to consider other trading patterns as market timing.

     Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order.

                                       45

                                      * * *

     The Fund has made available  certain  redemption  privileges,  as described below.  The Fund  reserves  the right to suspend or  terminate  these  expedited payment procedures upon 60 days' written notice to shareholders.

Checkwriting Feature
     Shareholders  of the Class A Shares  and the  Institutional  Class  holding shares for which certificates have not been issued may request on the investment application  that they be provided  with  special  forms of checks  which may be issued to redeem  their  shares by drawing on the  Delaware  Group  Limited-Term
Government  Funds - Limited- Term Government Fund account with First Union Bank.
Normally,  it takes  two  weeks  from the date  that the  shareholder's  initial purchase  check  clears to receive the check book.  The use of any form of check other than the Fund's check will not be permitted  unless  approved by the Fund.
The  Checkwriting  Feature is not available  with respect to the Class B Shares,
Class C Shares or for retirement plans.

         The Checkwriting Festure is subject to the following requirements:

     (i)  Redemption checks must be made payable in an amount of $500 or more.

     (ii) Checks must be signed by the  shareholder(s) of record or, in the case of an organization, by the authorized person(s). If registration is in more than one  name,  unless  otherwise  indicated  on the  investment application or your checkwriting authorization form, these checks must be signed by all owners before the Fund will honor them.  Through this
          procedure   the   shareholder   will   continue   to  be  entitled  to
          distributions  paid on  these  shares  up to the  time  the  check  is presented for payment.

     (iii) If a  shareholder  who  recently  purchased  shares by check seeks to redeem  all or a portion  of those  shares  through  the  Checkwriting
          Feature,  the Fund will not honor the redemption  request unless it is reasonably satisfied of the collection of the investment check. A hold period against a recent  purchase may be up to but not in excess of 15 days, depending upon the origin of the investment check.

     (iv) If the  amount of the check is  greater  than the value of the  shares held in the shareholder's  account, the check will be returned and the shareholder's bank may charge a fee.

     (v)  Checks may not be used to close accounts.

     The  Fund  reserves  the  right  to  revoke  the  Checkwriting  Feature  of shareholders  who overdraw  their accounts or if, in the opinion of the Manager, such revocation is otherwise in the Fund's best interest.  Shareholders  will be subject to bank's rules and regulations governing similar accounts. This service may be terminated  or suspended at any time by the Fund's bank,  the Fund or the
Transfer  Agent.  As the Fund must  redeem  shares at their NAV next  determined
(subject,  in the case of Class A Shares,  to any Limited CDSC),  it will not be able to redeem all shares  held in a  shareholder's  account by means of a check presented  directly  to the bank.  The Fund and the  Transfer  Agent will not be responsible for the inadvertent  processing of post-dated  checks or checks more than six months old.

     Stop-Payment  Requests:  Investors  may request a stop payment on checks by providing the Fund with a written  authorization to do so. Oral requests will be accepted provided that the Fund promptly receives a written authorization.  Such requests  will remain in effect for six months unless  renewed or canceled.  The
Fund will use its best reasonable efforts to effect  stop-payment  instructions, but does not promise or guarantee that such instructions will be effective.

                                       46

     Return of Checks:  Checks used in  redeeming  shares  from a  shareholder's account will be accumulated and returned  semiannually.  Shareholders  needing a copy of a  redemption  check  before the  regular  mailing  should  contact  the
Transfer Agent at 800 523-1918.

Written Redemption
     You  can  write  to the  Fund  at  2005  Market  Street,  Philadelphia,  PA
19103-7094  to redeem some or all of your shares.  The request must be signed by all owners of the account or your investment  dealer of record.  For redemptions of more than $100,000,  or when the proceeds are not sent to the  shareholder(s)
at the address of record,  the Fund  requires a  signature  by all owners of the account and a signature  guarantee for each owner. A signature  guarantee can be obtained  from a commercial  bank,  a trust  company or a member of a Securities
Transfer Association Medallion Program ("STAMP"). The Fund reserves the right to reject a signature  guarantee  supplied by an eligible  institution based on its creditworthiness.  The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

     Payment is  normally  mailed the next  business  day after  receipt of your redemption  request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s)  must accompany your request and also be in good order.  Certificates  generally are no longer issued for Class A Shares and
Institutional  Class Shares.  Certificates  are not issued for Class B Shares or
Class C Shares.

Written Exchange
     You may also write to the Fund (at 2005  Market  Street,  Philadelphia,  PA
19103-7094)  to request an exchange  of any or all of your  shares into  another
Delaware  Investments  Fund,  subject to the same  conditions and limitations as other exchanges noted above and in the Prospectuses.

Telephone Redemption and Exchange
     To get the added  convenience  of the  telephone  redemption  and  exchange methods,  you must have the Transfer Agent hold your shares (without charge) for you.  If you  hold  your  Class  A  Shares  or  Institutional  Class  Shares  in certificate  form,  you may redeem or exchange  only by written  request and you must return your certificates.

     Telephone  Redemption:  Check to Your  Address  of Record  service  and the
Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account.  The Fund reserves the right to modify,  terminate or suspend these  procedures  upon 60 days' written notice to shareholders.  It may be difficult to reach the Fund by telephone during periods when  market  or  economic  conditions  lead to an  unusually  large  volume  of telephone requests.

     Neither the Fund nor its Transfer Agent is responsible  for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange  of Fund shares  which are  reasonably  believed  to be  genuine.  With respect  to  such  telephone  transactions,  the  Fund  will  follow  reasonable procedures to confirm that  instructions  communicated  by telephone are genuine
(including  verification  of a form of personal  identification)  as, if it does not,  the  Fund or the  Transfer  Agent  may be  liable  for any  losses  due to unauthorized or fraudulent transactions.  Telephone instructions received by the
Fund Classes are generally tape  recorded,  and a written  confirmation  will be provided for all purchase,  exchange and  redemption  transactions  initiated by telephone.  By  exchanging  shares by  telephone,  you are  acknowledging  prior receipt of a prospectus for the fund into which your shares are being exchanged.

     Telephone  Redemption  -- Check to Your  Address of Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

                                       47

     Telephone  Redemption  --  Proceeds  to Your Bank:  Redemption  proceeds of
$1,000 or more can be transferred to your pre-designated bank account by wire or by check. You should  authorize this service when you open your account.  If you change your pre-designated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file.  If you  request a wire,  your funds will  normally be sent the next business day. If the proceeds are wired to the  shareholder's  account at a bank which is not a member of the Federal Reserve  System,  there could be a delay in the crediting of the funds to the  shareholder's  bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next  business day after receipt of your  redemption request to your pre-designated bank account. There are no separate fees for this redemption  method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your  pre-designated  bank account.  Simply call the Shareholder  Service Center prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange
     The Telephone  Exchange feature is a convenient and efficient way to adjust
your  investment   holdings  as  your  liquidity   requirements  and  investment
objectives  change.  You or your  investment  dealer of record can exchange your shares into other Delaware Investments Funds, subject to the same conditions and limitations  as  other  exchanges  noted  above.  As with the  written  exchange service,  telephone  exchanges are subject to the  requirements  of the Fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

     The  telephone   exchange   privilege  is  intended  as  a  convenience  to
shareholders  and is not  intended to be a vehicle to  speculate  on  short-term swings in the securities market through frequent  transactions in and out of the
Delaware Investments Funds. Telephone exchanges may be subject to limitations as to amounts or  frequency.  The Transfer  Agent and the Fund reserve the right to record  exchange  instructions  received  by  telephone  and to reject  exchange requests at any time in the future.

MoneyLine(SM) On Demand
     You or your investment dealer may request  redemptions of Fund Class shares by phone using MoneyLine(SM) On Demand. When you authorize the Fund to accept such requests  from you or your  investment  dealer,  funds will be deposited to (for share  redemptions)  your  pre-designated  bank  account.  Your  request will be processed the same day if you call prior to 4 p.m., Eastern Time. There is a $25 minimum and $50,000  maximum limit for MoneyLineSM On Demand  transactions.  For more  information,  see MoneyLineSM On Demand under Investment Plans and in this
Part B above.

Systematic Withdrawal Plans
     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not  been  issued  may  establish  a  Systematic  Withdrawal  Plan  for  monthly withdrawals of $25 or more, or quarterly  withdrawals  of $75 or more,  although the  Fund  does  not  recommend  any  specific  amount  of  withdrawal.  This is particularly  useful  to  shareholders  living  on fixed  incomes,  since it can provide them with a stable  supplemental  amount.  This $5,000  minimum does not apply for investments made through  qualified  plans.  Shares purchased with the initial  investment  and through  reinvestment  of cash  dividends  and realized securities profits  distributions will be credited to the shareholder's  account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third business day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two business days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends  and/or realized  securities  profits  distributions paid on shares held under the plan, the  withdrawal  payments  will  represent  a return of  capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

                                       48

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares  through a periodic  investment  program in the Fund must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except  if the  shareholder  is a  participant  in a  retirement  plan  offering
Delaware  Investments Funds or is investing in Delaware  Investments Funds which do not  carry a sales  charge.  Redemptions  of  Class A  Shares  pursuant  to a
Systematic  Withdrawal Plan may be subject to a Limited CDSC if the purchase was made  at net  asset  value  and a  dealer's  commission  has  been  paid on that purchase.  The  applicable  Limited CDSC for Class A Shares and CDSC for Class B
and C Shares  redeemed  via a Systematic  Withdrawal  Plan will be waived if the annual amount  withdrawn in each year is less than 12% of the account balance on the date that the Plan is  established.  If the annual  amount  withdrawn in any year  exceeds  12% of the  account  balance  on the  date  that  the  Systematic
Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable CDSC,  including an assessment for previously redeemed amounts under the Plan.  Whether a waiver  of the CDSC is  available  or not,  the first shares to be redeemed for each Systematic  Withdrawal Plan payment will be those not subject to a CDSC because they have either  satisfied  the required  holding period or were acquired through the reinvestment of distributions.  See the Fund
Classes' Prospectus for more information about the waiver of CDSCs.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an  eligible  guarantor  institution.  The Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness. This plan may be terminated by the shareholder or the Transfer
Agent at any time by giving written notice.

     Systematic  Withdrawal  Plan  payments are normally  made by check.  In the alternative,  you may elect to have  your  payments  transferred  from your Fund account to your  pre-designated  bank  account  through the  MoneyLineSM  Direct
Deposit Service. Your funds will normally be credited to your bank account up to four business  days after the payment date.  There are no separate fees for this redemption  method. It may take up to four business days for the transactions to be completed.  You can initiate  this service by completing an Account  Services form. If your name and address are not identical to the name and address on your
Fund account, you must have your signature guaranteed.  The Fund does not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

     The Systematic Withdrawal Plan is not available to the Fund's Institutional
Class.  Shareholders  should consult with their financial  advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent  Deferred  Sales  Charge for  Certain  Redemptions  of Class A Shares
Purchased at Net Asset Value

     For  purchases  of  $1,000,000,  a Limited CDSC of 1.00% will be imposed on certain  redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) if shares are redeemed  during the first year after the purchase, if such purchases were made at NAV and triggered the payment by the  Distributor of the dealer's commission described above.

     The Limited CDSC will be paid to the Distributor and will be assessed on an amount  equal to the lesser of: (i) the NAV at the time of purchase of the Class
A Shares being  redeemed;  or (ii) the NAV of such Class A Shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at  purchase  of the Class A Shares  even if those  shares  are later exchanged for shares of another  Delaware  Investments fund and, in the event of an exchange  of Class A Shares,  the "net asset value of such shares at the time of redemption" will be the NAV of the shares acquired in the exchange.

                                       49

     Redemptions  of such Class A Shares held for more than one year will not be subjected  to the  Limited  CDSC and an  exchange  of such  Class A Shares  into another Delaware Investments Fund will not trigger the imposition of the Limited
CDSC at the time of such  exchange.  The period a  shareholder  owns shares into which Class A Shares are exchanged  will count towards  satisfying  the one-year holding  period.  The  Limited  CDSC is  assessed if such one year period is not satisfied  irrespective  of whether the redemption  triggering its payment is of
Class A Shares of the Fund or Class A Shares acquired in the exchange.

     In determining  whether a Limited CDSC is payable,  it will be assumed that shares not subject to the Limited CDSC are the first redeemed  followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
     Please see the Fund Classes'  Prospectus for instances in which the Limited
CDSC  applicable  to Class A Shares  and the CDSCs  applicable  to Class B and C
Shares may be waived.

Additional Information on Waivers of Contingent Deferred Sales Charges
     As disclosed in the Fund Classes' Prospectus, certain retirement plans that contain  certain  legacy assets may redeem  shares  without  paying a CDSC.  The following plans may redeem shares without paying a CDSC:

o    The redemption must be made by a group defined contribution retirement plan that purchased  Class A shares through a retirement  plan alliance  program that  required  shares to be available at net asset value and RFS served as the  sponsor  of  the  alliance  program  or  had a  product  participation agreement with the sponsor of the alliance  program that specified that the limited CDSC would be waived.

o    The redemption must be made by any group retirement plan (excluding defined
     benefit   pension  plans)  that  purchased   Class  C  shares  prior  to  a
     recordkeeping  transition  period  from  August  2004 to  October  2004 and purchased shares through a retirement plan alliance program,  provided that
     (i)  RFS  was  the  sponsor  of  the  alliance  program  or  had a  product participation  agreement with the sponsor of the alliance  program and (ii)
     RFS  provided  fully  bundled   retirement  plan  services  and  maintained
     participant records on its proprietary recordkeeping system.

                             DISTRIBUTIONS AND TAXES

Distributions
     It is the  present  policy  of the  Trust  to  declare  dividends  from net investment  income of the Fund on a daily basis.  Dividends  are declared at the time the offering  price and net asset value are  determined  (see  "Determining
Offering  Price and Net Asset  Value"  above)  each day the Fund is open and are paid  monthly.  Net  investment  income earned on days when the Fund is not open will be declared as a dividend on the next business day.

     Checks are normally  mailed within three  business  days of that date.  Any check in payment of dividends or other  distributions  which cannot be delivered by the United States Post Office or which remains  uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the  dividend  option may be changed  from cash to reinvest.
The Fund may deduct from a shareholder's  account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States
Post Office or the Fund is otherwise  unable to locate the shareholder or verify the shareholder's  mailing address.  These costs may include a percentage of the account when a search  company  charges a  percentage  fee in exchange for their location services.

     Purchases of Fund shares by wire begin  earning  dividends  when  converted into Federal Funds and are normally  available for  investment the next business day after receipt.  Purchases by check earn dividends upon conversion to Federal
Funds, normally one business day after receipt.

                                       50

     Each class of the Fund will share  proportionately in the investment income and  expenses  of the  Fund,  except  that the Fund  Classes  alone  will  incur distribution fees under their respective 12b-1 Plans.

     Dividends and realized  securities profits  distributions are automatically reinvested in additional  shares of the Fund at the NAV in effect on the payable date, and credited to the shareholder's  account,  unless an election to receive distributions  in cash has been made by the  shareholder.  Dividend  payments of
$1.00 or less will be automatically reinvested,  notwithstanding a shareholder's election  to  receive  dividends  in  cash.  If such a  shareholder's  dividends increase  to  greater  than  $1.00,  the  shareholder  would  have to file a new election in order to begin receiving dividends in cash again.

     The Trust anticipates distributing to its shareholders substantially all of the Fund's  net  investment  income.  Any net  short-term  capital  gains  after deducting any net long-term  capital losses (including  carryforwards)  would be distributed  quarterly  but, in the discretion of the Trust's Board of Trustees, might be distributed  less  frequently.  Distributions  of net capital gains, if any,  realized on sales of investments  will be distributed  annually during the quarter following the close of the fiscal year.

Taxes
     Distributions of Net Investment  Income. The Fund receives income generally in the form of interest on its investments in portfolio securities. This income, less  expenses  incurred  in the  operation  of the  Fund,  constitutes  its net investment  income from which dividends may be paid to you. If you are a taxable investor,  any distributions by the Fund from such income will be taxable to you at ordinary  income tax rates,  whether  you take them in cash or in  additional shares.

     Distributions  of Capital Gains.  The Fund may derive capital gain and loss in connection  with sales or other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund.

     Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount and  character of your  distributions  at the time they are  paid,  and will  advise  you of the tax  status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have not held  Fund  shares  for a full  year,  the Fund may  designate  and distribute to you, as ordinary income,  qualified  dividends or capital gains, a percentage  of income  that is not  equal to the  actual  amount of such  income earned during the period of your investment in the Fund.  Taxable  Distributions declared by the Fund in December,  but paid in January, are taxable to you as if they were paid in December.

     Election  to be  Taxed  as a  Regulated  Investment  Company.  The Fund has
elected to be treated as a regulated  investment  company under  Subchapter M of the  Internal  Revenue  Code (the  "Code") and intends to so qualify  during the current fiscal year. As a regulated  investment company, the Fund generally pays no federal  income tax on the income and gains it  distributes to you. The Board of  Trustees  reserves  the right not to  distribute  the Fund's  net  long-term capital  gain or not to maintain  the  qualification  of the Fund as a regulated investment  company if it determines such a course of action to be beneficial to shareholders. If net long-term capital gain is retained, the Fund would be taxed on the gain,  and  shareholders  would be notified  that they are  entitled to a credit or refund for the tax paid by the Fund. If the Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as  dividend  income to the  extent  of the  Fund's  earnings  and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, the Fund must meet certain specific requirements, including:

     (i) The Fund must maintain a diversified  portfolio of securities,  wherein no security, including the

                                       51

securities  of  a  qualified   publicly  traded  partnership  (other  than  U.S.
government  securities and securities of other regulated  investment  companies)
can exceed 25% of the  Fund's  total  assets,  and,  with  respect to 50% of the
Fund's  total  assets,  no  investment  (other  than cash and cash  items,  U.S.
government  securities and securities of other regulated  investment  companies)
can  exceed  5% of the  Fund's  total  assets or 10% of the  outstanding  voting securities of the issuer;

     (ii) The Fund must derive at least 90% of its gross income from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii)  The Fund must  distribute  to its  shareholders  at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax  Distribution  Requirements.  To avoid federal excise taxes, the
Code  requires the Fund to  distribute  to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the  calendar  year;  98% of its  capital  gain net  income  earned  during  the twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year. The Fund intends to declare and pay these  distributions in
December  (or to pay them in  January,  in which  case  you must  treat  them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and redemptions (including redemptions in kind) are taxable transactions for federal and state  income tax  purposes.  If you redeem  your Fund  shares the  Internal
Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term  capital gain  distributed to you by the Fund on those shares.

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of  basis--Class  A Shares only. In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

         IF:

               o    In your  original  purchase of Fund  shares,  you received a
                    reinvestment   right  (the  right  to  reinvest  your  sales
                    proceeds at a reduced or with no sales charge), and

               o    You sell some or all of your original  shares within 90 days of their purchase, and

               o    You  reinvest  the sales  proceeds in the Fund or in another
                    Fund of the Trust, and the sales charge that would otherwise apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  government,  subject in some states to minimum  investment or reporting  requirements that must be met by the
Fund.  Income on investments by the Fund in certain other

                                       52

obligations,  such as repurchase  agreements  collateralized by U.S.  government obligations,  commercial paper and federal agency-backed obligations (e.g., GNMA or Fannie Mae obligations),  generally does not qualify for tax-free  treatment.
The rules on exclusion of this income are different for corporations.

     Qualified  Dividend Income for  Individuals.  In general,  income dividends from  dividends  received by the Fund from domestic  corporations  and qualified foreign  corporations  will be  permitted  this favored  federal tax  treatment.
Income  dividends  from  interest  earned  by the  Fund on debt  securities  and dividends  received from unqualified  foreign  corporations  will continue to be taxed at the higher ordinary income tax rates.

     After the close of its fiscal year,  the Fund will designate the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income taxable at reduced rates.  Because the Fund's  investment goal is to seek to provide a high stable level of income, while attempting to minimize functions in  principal  and  provide  maximum  liquidity,  it is  anticipated  that  this percentage of qualified dividend income will be none or small.

     Dividends-Received Deduction for Corporations.  For corporate shareholders,
a  portion   of  the   dividends   paid  by  the  Fund  may   qualify   for  the
dividends-received  deduction. The portion of dividends paid by the Fund that so qualifies  will  be  designated  each  year in a  notice  mailed  to the  Fund's shareholders,  and cannot  exceed the gross amount of dividends  received by the
Fund from  domestic  (U.S.)  corporations  that  would  have  qualified  for the dividends-received  deduction in the hands of the Fund if the Fund was a regular
corporation.   Because  the  income  of  the  Fund  primarily  is  derived  from investments earning interest rather than dividend income, generally none or only a small  percentage of its income  dividends  will be eligible for the corporate dividends-received deduction.

     Investment in Complex Securities. The Fund may invest in complex securities that could be subject to numerous  special  and  complex tax rules.  These rules could  accelerate the  recognition  of income by the Fund (possibly  causing the
Fund to sell  securities to raise the cash for necessary  distributions)  and/or defer the Fund's  ability to  recognize  a loss.  These  rules could also affect whether gain or loss  recognized  by the Fund is treated as ordinary or capital, or as interest or dividend income.  In addition,  the Fund's investment in REMIC securities could in limited  circumstances  cause a tax-exempt  investor to have unrelated  business  taxable income.  These rules could,  therefore,  affect the amount,  timing or character of the income  distributed  to you by the Fund. For example:

     Derivatives. The Fund is permitted to invest in certain options and futures contracts.  If the  Fund  makes  these  investments,  it could  be  required  to mark-to-market  these  contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these rules,  gains or losses  on the  contracts  generally  would be  treated  as 60%
long-term  and 40%  short-term  gains or losses,  but gains or losses on certain foreign  currency  contracts would be treated as ordinary  income or losses.  In determining  its net  income for  excise  tax  purposes,  the Fund also would be required  to  mark-to-market  these  contracts  annually  as of  October 31 (for capital gain net income) and December 31 (for taxable ordinary  income),  and to realize and distribute any resulting income and gains.

     Securities lending  transactions.  The Fund's entry into securities lending transactions  may  cause the  replacement  income to not  qualify  as  qualified interest income for foreign withholding tax purposes.

     Tax straddles.  The Fund's  investment in options and futures  contracts in connection with certain hedging  transactions  could cause it to hold offsetting positions  in  securities.  If the Fund's risk of loss with  respect to specific securities  in its  portfolio is  substantially  diminished  by the fact that it holds  other  securities,  the Fund could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be deferred for tax purposes.

     Securities  purchased  at  discount.  The Fund is  permitted  to  invest in securities issued or purchased at a discount that could require it to accrue and distribute income not yet received. If it invests in these securities,  the Fund could be required to sell  securities in its portfolio  that it otherwise  might have  continued  to hold in  order to  generate  sufficient  cash to make  these distributions.

                                       53

     Investment in REMICs. Certain tax-exempt shareholders,  including qualified pension plans,  individual  retirement  accounts,  salary deferral  arrangements
(401(k)s)  and other  tax-exempt  entities,  generally  are exempt from  federal income taxation except with respect to their unrelated  business  taxable income
(UBTI).  To the extent  that the Fund  invests in REMIC  residual  interests,  a portion of the Fund's income that is  attributable  to these residual  interests
(and which is referred to in the Code as an "excess  inclusion") will be subject to federal income tax in all events.  Treasury  regulations  that have yet to be issued in final form are expected to provide that  excesis  inclusion  income of regulated  investment  companies,  such  as  the  Fund,  will  be  allocated  to shareholders of the regulated  investment company in proportion to the dividends received by such  shareholders,  with the same  consequences  as if you held the related REMIC residual interest  directly.  In general,  excess inclusion income allocated  to  tax-exempt  shareholders  (i)  cannot be offset by net  operating losses (subject to a limited  exception for certain thrift  institutions),  (ii)
will  constitute  UBTI to entities  (including  a  qualified  pension  plan,  an individual retirement account, a 401(k) plan or other tax-exempt entity) subject to tax on unrelated  business  income,  thereby  potentially  requiring  such an entity that is allocated  excess  inclusion  income,  and otherwise might not be required to file a tax return,  to file a tax return and pay tax on such income, and  (iii) in the  case of a  foreign  shareholder,  will  not  qualify  for any reduction in U.S. federal withholding tax.

     Backup  Withholding.  By law,  the Fund must  withhold  a  portion  of your taxable dividends and sales proceeds unless you:

          o    provide your correct social  security or taxpayer  identification number,
          o    certify that this number is correct,
          o    certify that you are not subject to backup withholding, and
          o    certify that you are a U.S.  person  (including  a U.S.  resident alien).

     The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required,  the amount will be 28% of any dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to
non-U.S. investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S.  Investors.  Non-U.S. Investors may be subject to U.S. withholding and estate tax and are subject to special U.S. tax  certification  requirements.
Foreign  persons should consult their tax advisors  about the  applicability  of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital gain  dividends  paid by the Fund from either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related  Dividends.  Also,  interest-related dividends paid by the
Fund from qualified  interest  income are not subject to U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation or  partnership in which the Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated investment company.

     Limitations on Tax Reporting for Interest-Related  dividends and Short-term
Capital Gain dividends for non-U.S. investors. While the Fund makes every effort to disclose any amounts of  interest-related  dividends and  short-term  capital gains distributed to its non-U.S. shareholders,  intermediaries who have assumed tax  reporting  responsibilities  on  these  distributions  may not  have  fully developed  systems that will allow these tax  withholding  benefits to be passed through to them.

                                       54

     Other.  Ordinary  dividends  paid by the Fund to non-U.S.  investors on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a  nonresident  U.S.  income tax  return.  The  exemption  from withholding for short-term capital gain dividends and interest-related dividends paid by the Fund is effective for  dividends  paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in the Fund held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

   This discussion of " DISTRIBUTIONS AND TAXES" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

                             PERFORMANCE INFORMATION

     To obtain the Fund's  most  current  performance  information,  please call
(800) 523-1918 or visit www.delawareinvestments.com.

     The Fund  calculates its total returns for each Class of shares  separately on an "annual  total  return" basis for various  periods.  Average  annual total return reflects the average annual  percentage  change in value of an investment in the Class over the measuring  period.  Total returns for each Class of shares also may be calculated on an "aggregate total return" basis for various periods.
Aggregate  total return reflects the total  percentage  change in value over the measuring  period.  Both methods of calculating  total return reflect changes in the  price  of the  shares  and  assume  that any  dividends  and  capital  gain distributions  made by the Fund with  respect  to a Class  during the period are reinvested in the shares of that Class.  When  considering  average total return figures  for  periods  longer than one year,  it is  important  to note that the annual  total  return of a Class for any one year in the period  might have been more or less than the average for the entire period. The Fund also may advertise from  time to time the  total  return  of one or more  Classes  of  shares  on a
year-by-year  or  other  basis  for  various   specified  periods  by  means  of
quotations,  charts, graphs or schedules.  Performance  quotations represent the
Fund's past performance and should not be considered as representative of future results.  The  Fund  will  calculate  its  performance  in  accordance  with the requirements  of the rules and  regulations  under the 1940 Act,  as they may be revised from time to time by the SEC.

                                       55

                              FINANCIAL STATEMENTS

     Ernst & Young LLP, which is located at 2001 Market Street, Philadelphia, PA
19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial  statements  contained in the Fund's Annual Report.  The Fund's  Statement of Net Assets,  Statement of
Operations,  Statements of Changes in Net Assets, Financial Highlights and Notes
to  Financial  Statements,  as well as the  report  of  Ernst & Young  LLP,  the independent  registered  public  accounting  firm,  for the  fiscal  year  ended
December 31, 2005, are included in the Fund's Annual Report to shareholders. The financial  statements and financial  highlights,  the notes relating thereto and the report of Ernst & Young LLP listed above are  incorporated by reference from the Annual Report into this Part B.

                                PRINCIPAL HOLDERS

     As of April 4, 2006, the Trust believes the following  shareholders held of record 5% or more of the  outstanding  shares of the  following  Classes  of the
Fund.

                                       56

----------------------------------- -------------------------------------- -----------------
FUND / CLASS                        NAME AND ADDRESS                       PERCENTAGE
----------------------------------- -------------------------------------- -----------------
DELAWARE LIMITED-TERM GOVERNMENT    MLPF&S FOR THE SOLE BENEFIT OF                    5.23%
FUND                                ITS CUSTOMERS
CLASS A SHARES                      ATTENTION: FUND ADMIN
                                    4800 DEER LAKE DR E # 2
                                    JACKSONVILLE FL  32246-6484
----------------------------------- -------------------------------------- -----------------
DELAWARE LIMITED-TERM GOVERNMENT    MLPF&S FOR THE SOLE BENEFIT OF                   16.85%
FUND                                ITS CUSTOMERS
CLASS C SHARES                      ATTENTION: FUND ADMIN
                                    4800 DEER LAKE DR E # 2
                                    JACKSONVILLE FL  32246-6484
----------------------------------- -------------------------------------- -----------------
DELAWARE LIMITED-TERM GOVERNMENT    BOST & CO                                        13.74%
FUND                                FBO TUITION A/C INVESTMENT PROGRAM
INSTITUTIONAL CLASS SHARES          C/O MUTUAL FUND OPERATION
                                    PO BOX 3198
                                    PITTSBURGH PA  15230-3198
----------------------------------- -------------------------------------- -----------------
                                    LINCOLN FINANCIAL GROUP FOUNDATION INC           11.48%
                                    1300 S CLINTON ST
                                    FORT WAYNE IN  46802-3506
----------------------------------- -------------------------------------- -----------------
                                    BOST & CO                                        11.30%
                                    FBO TUITION A/C INVESTMENT PROGRAM
                                    C/O MUTUAL FUND OPERATION
                                    PO BOX 3198
                                    PITTSBURGH PA  15230-3198
----------------------------------- -------------------------------------- -----------------
                                    BOST & CO                                        10.18%
                                    FBO TUITION A/C INVESTMENT PROGRAM
                                    C/O MUTUAL FUND OPERATION
                                    PO BOX 3198
                                    PITTSBURGH PA  15230-3198
----------------------------------- -------------------------------------- -----------------
DELAWARE LIMITED-TERM GOVERNMENT    BOST & CO                                          8.82%
FUND                                FBO TUITION A/C INVESTMENT PROGRAM
INSTITUTIONAL CLASS SHARES          C/O MUTUAL FUND OPERATION
                                    PO BOX 3198
                                    PITTSBURGH PA  15230-3198
----------------------------------- -------------------------------------- ------------------
                                    BOST & CO                                          7.73%
                                    FBO TUITION A/C INVESTMENT PROGRAM
                                    C/O MUTUAL FUND OPERATION
                                    PO BOX 3198
                                    PITTSBURGH PA  15230-3198
----------------------------------- -------------------------------------- ------------------
                                    DMC EMPLOYEE MPP PLAN                              6.74%
                                    DELAWARE MANAGEMENT CO
                                    EMPLOYEE MONEY PURCHASE PENSION
                                    C/O RICK SEIDEL
                                    2005 MARKET ST
                                    PHILADELPHIA PA  19103-7042
----------------------------------- -------------------------------------- ------------------
                                    CHASE MANHATTAN BANK C/F                           6.70%
                                    DEL GRP FOUNDATION FD BALANCED PORT
                                    ATTN: MARISOL GORDAN GLOBAL INV SER
                                    3 METROTECH CENTER 8TH FLOOR
                                    BROOKLYN NY  11201-3800
----------------------------------- -------------------------------------- ------------------
DELAWARE LIMITED-TERM GOVERNMENT    MLPF&S FOR THE SOLE BENEFIT                       83.54%
FUND                                OF ITS CUSTOMERS
CLASS R SHARES                      ATTN FUND ADMINISTRATION
                                    4800 DEER LAKE DR E 2ND FLOOR
                                    JACKSONVILLE FL  32246
----------------------------------- -------------------------------------- ------------------
                                    MCB TRUST SERVICES CUST.                           6.22%
                                    FBO VAN ZYVERDEN, INC.
                                    700 17TH STREET
                                    SUITE 300
                                    DENVER CO  80202-3531
----------------------------------- -------------------------------------- ------------------

                                       57

                      APPENDIX A - DESCRIPTIONS OF RATINGS

Bonds

     Excerpts from Moody's Investors Service,  Inc.  ("Moody's")  description of its bond ratings:  Aaa--judged  to be the best quality.  They carry the smallest degree of investment  risk;  Aa--judged to be of high quality by all  standards;
A--possess   favorable  attributes  and  are  considered  "upper  medium"  grade obligations;  Baa--considered as medium grade obligations. Interest payments and principal  security  appear  adequate  for the present  but  certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time; Ba--judged to have speculative elements;  their future cannot be considered  as well  assured.  Often the  protection  of interest and  principal payments may be very moderate and thereby not well safeguarded  during both good and bad times over the future.  Uncertainty of position  characterizes  bonds in this class;  B--generally  lack  characteristics  of the  desirable  investment.
Assurance of interest and principal payments or of maintenance of other terms of the  contract  over  any long  period  of time may be  small;  Caa--are  of poor standing.  Such  issues may be in default  or there may be present  elements  of danger with respect to principal or interest;  Ca--represent  obligations  which are speculative in a high degree. Such issues are often in default or have other marked shortcomings;  C--the lowest rated class of bonds and issues so rated can be  regarded as having  extremely  poor  prospects  of ever  attaining  any real investment standing.

     Excerpts from Standard & Poor's  ("S&P")  description  of its bond ratings:
AAA--highest grade  obligations.  They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the  majority  of  instances  differ  from AAA  issues  only in a small  degree;
A--strong ability to pay interest and repay principal  although more susceptible to changes in circumstances; BBB--regarded as having an adequate capacity to pay interest  and  repay  principal;  BB,  B,  CCC,  CC--regarded,  on  balance,  as predominantly  speculative  with  respect to capacity to pay  interest and repay principal in  accordance  with the terms of the  obligation.  BB  indicates  the lowest degree of  speculation  and CC the highest degree of  speculation.  While such debt will likely have some quality and  protective  characteristics,  these are  outweighed  by large  uncertainties  or major  risk  exposures  to  adverse conditions;  C--reserved  for income  bonds on which no  interest is being paid;
D--in  default,  and payment of interest  and/or  repayment  of  principal is in arrears.

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits.  The following  exhibits are incorporated by reference to the
     Registrant's previously filed documents indicated below, except as noted:

          (a)  Agreement and Declaration of Trust

               (1)  Executed  Agreement and  Declaration of Trust  (December 17,
                    1998)   incorporated   into  this  filing  by  reference  to
                    Post-Effective Amendment No. 49 filed December 14, 1999.

               (2)  Executed   Certificate   of  Trust   (December   17,   1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 49 filed December 14, 1999.

          (b)  By-Laws.  Amended and Restated By-Laws (May 19, 2005) attached as
               Exhibit EX-99.b.

          (c)  Copies  of  All  Instruments  Defining  the  Rights  of  Security
               Holders.

               (1)  Agreement  Declaration  of Trust.  Articles III, V and VI of
                    Agreement and  Declaration of Trust  incorporated  into this filing by reference to Post-Effective Amendment No. 48 filed
                    April 28, 1999.

               (2)  By-Laws. Article II of Amended and Restated By-Laws attached as Exhibit EX-99.b.

          (d)  Investment Management Agreement.

               (1)  Executed Investment Management Agreement (December 15, 1999)
                    between  Delaware  Management  Company (a series of Delaware
                    Management  Business Trust) and the Registrant  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 52 filed April 30, 2001.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed   Distribution   Agreement   (May  15,   2003)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  56 filed  February  27,
                         2004.

                    (ii) Executed   Second   Amended  and   Restated   Financial
                         Intermediary  Distribution  Agreement (August 21, 2003)
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective  Amendment  No.  56 filed  February  27,
                         2004.

                    (iii)Executed   Amendment   No.  1  (October  31,  2005)  to
                         Appendix A to Second  Amended  and  Restated  Financial
                         Intermediary Distribution Agreement attached as Exhibit
                         EX-99.e.1.iii.

               (2)  Dealer's   Agreement   incorporated   into  this  filing  by
                    reference to PEA No. 52 filed April 30, 2001.

               (3)  Vision  Mutual  Fund  Gateway(R)Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 54 filed February 27, 2003.

               (4)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 54 filed February 27, 2003.

               (5)  Bank/Trust  Agreement  (August 2004)  incorporated into this filing by reference to Post-Effective Amendment No. 57 filed
                    February 25, 2005.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed Global Custody  Agreement (May 1, 1996) between The
                    Chase Manhattan Bank and Registrant  incorporated  into this filing by reference to Post-Effective Amendment No. 48 filed
                    April 28, 1999.

                    (i)  Executed  Letter  (August  24,  1998)  adding  Delaware
                         Limited-Term  Government  Fund  to the  Global  Custody
                         Agreement  between  JPMorgan  Chase Bank  (formerly The
                         Chase Manhattan  Bank) and the Registrant  incorporated
                         into  this  filing  by  reference   to   Post-Effective
                         Amendment No. 52 filed April 30, 2001.

                    (ii) Executed  Amendment No. 1 to Schedule A (July 17, 2003)
                         of the Global Custody  Agreement between JPMorgan Chase
                         Bank and the Registrant  incorporated  into this filing
                         by reference to  Post-Effective  Amendment No. 56 filed
                         February 27, 2004.

          (h)  Other Material Contracts.

               (1)  Executed  Shareholders  Services  Agreement (April 19, 2001)
                    between Delaware Service Company, Inc. and the Registrant on behalf  of  each  Fund  incorporated  into  this  filing  by reference to Post-Effective  Amendment No. 53 filed February
                    28, 2002.

                    (i)  Executed  Letter  Amendment  (August  23,  2003) to the
                         Shareholder  Services Agreement  incorporated into this
                         filing by reference to Post-Effective  Amendment No. 56
                         filed February 27, 2004.

                    (ii) Executed  Schedule  B (May  19,  2005)  to  Shareholder
                         Services Agreement attached as Exhibit EX-99.h.1.ii.

               (2)  Executed  Delaware Group of Funds Fund Accounting  Agreement
                    (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 45 filed March 2, 1998.

                    (i)  Executed   Schedule  B  (May  19,   2005)  to  Delaware
                         Investments  Family of Funds Fund Accounting  Agreement
                         attached as Exhibit EX-99.h.2.i.

                    (ii) Executed   Amendment  No.  30  (October  31,  2005)  to
                         Schedule A to Delaware Investments Family of Funds Fund
                         Accounting Agreement attached as Exhibit EX-99.h.2.ii.

               (3)  Form of Distribution  Expense  Limitation  Letter (April 24,
                    2006) between Delaware Distributors, L.P. and the Registrant attached as Exhibit EX-99.h.3.

               (4)  Form of Investment Advisory Expense Limitation Letter (April
                    24, 2006) between Delaware  Management  Company, a series of
                    Delaware   Management  Business  Trust  and  the  Registrant
                    attached as Exhibit EX-99.h.4.

          (i)  Legal Opinion. Opinion and Consent of Counsel (December 14, 1999)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 49 filed December 14, 1999.

          (j)  Other  Opinions.   Consent  of  Independent   Registered   Public
               Accounting Firm (April 2006) attached as Exhibit EX-99.j.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital Agreements. Not applicable.

          (m)  Rule 12b-1 Plans.

               (1)  Plan  under  Rule  12b-1  for  Class  A  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 53 filed February 28, 2002.

               (2)  Plan  under  Rule  12b-1  for  Class  B  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 53 filed February 28, 2002.

               (3)  Plan  under  Rule  12b-1  for  Class  C  (April  19,   2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 53 filed February 28, 2002.

               (4)  Plan under Rule 12b-1 (May 15, 2003) for Class R attached as
                    Exhibit EX-99.m.4.

          (n)  Rule  18f-3  Plan.  Plan  under Rule  18f-3  (October  31,  2005)
               attached as Exhibit EX-99.n.

          (o)  Reserved. Not applicable.

          (p)  Codes of Ethics.

               (1)  Code of Ethics for the Delaware  Investments Family of Funds
                    (February 2006) attached as Exhibit EX-99.p.1.

               (2)  Code of Ethics for Delaware Investments (Delaware Management
                    Company, a series of Delaware Management Business Trust, and
                    Delaware  Distributors,  L.P.)  (February  2006) attached as
                    Exhibit EX-99.p.2.

               (3)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    (December 2005) attached as Exhibit EX-99.p.3.

          (q)  Other.  Powers of  Attorney  (May 18,  2005)  attached as Exhibit
               EX-99.q.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.  Article VI of the Amended and Restated  By-Laws (May
          19, 2005) attached as Exhibit EX-99.b.

Item 26.  Business and Other Connections of Investment Advisor.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to certain of the other funds in the Delaware Investments Funds (Delaware
          Group  Adviser  Funds,  Delaware  Group Cash Reserve,  Delaware  Group
          Equity Funds I, Delaware Group Equity Funds II,  Delaware Group Equity
          Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds
          V,  Delaware  Group   Foundation   Funds,   Delaware  Group  Global  &
          International  Funds,  Delaware Group Government Fund,  Delaware Group
          Income Funds,  Delaware  Group State Tax-Free  Income Trust,  Delaware
          Group  Tax-Free Fund,  Delaware  Group  Tax-Free Money Fund,  Delaware
          Pooled Trust,  Delaware VIP Trust,  Voyageur  Insured Funds,  Voyageur
          Intermediate  Tax-Free  Funds,  Voyageur  Investment  Trust,  Voyageur
          Mutual Funds,  Voyageur  Mutual Funds II,  Voyageur  Mutual Funds III,
          Voyageur  Tax-Free  Funds,  Delaware  Investments  Dividend and Income
          Fund,  Inc.,  Delaware  Investments  Global  Dividend and Income Fund,
          Inc.,  Delaware  Investments  Arizona  Municipal  Income  Fund,  Inc.,
          Delaware  Investments  Colorado  Insured  Municipal Income Fund, Inc.,
          Delaware  Investments  Florida Insured Municipal Income Fund, Delaware
          Investments   Minnesota   Municipal   Income  Fund,   Inc.,   Delaware
          Investments  Minnesota  Municipal  Income Fund II, Inc.  and  Delaware
          Investments  Minnesota  Municipal Income Fund III, Inc.) as well as to certain non-affiliated  registered investment companies.  In addition, certain  officers  of the  Manager  also  serve as  trustees  of other
          Delaware  Investments Funds, and certain officers are also officers of these other funds. A company  indirectly owned by the Manager's parent company  acts as  principal  underwriter  to the  mutual  funds in the
          Delaware  Investments  Funds  (see Item 27  below)  and  another  such
          company  acts  as  the  shareholder  services,   dividend  disbursing,
          accounting  servicing  and  transfer  agent  for  all of the  Delaware
          Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Name and Principal Business    Positions and Offices with    Positions and Offices with
Address                        Manager                       Registrant                         Other Positions and Offices Held
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jude T. Driscoll               President/Chief Executive     Chairman/President/Chief           Mr. Driscoll has served in various
                               Officer                       Executive Officer                  executive capacities within Delaware
                                                                                                Investments

                                                                                                President/Chief Executive Officer
                                                                                                and Director -
                                                                                                Lincoln National Investments
                                                                                                Companies, Inc.

                                                                                                Director - HYPPCO Finance Company
                                                                                                Ltd.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Ryan K. Brist                  Executive Vice                Executive Vice                     Mr. Brist has served in various
                               President/Managing            President/Managing                 executive capacities within Delaware
                               Director/Co-Head - Fixed      Director/Chief Investment          Investments
                               Income                        Officer - Fixed Income
                                                                                                Vice President - Lincoln National
                                                                                                Income Fund, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John C.E. Campbell             Executive Vice President/     Senior Vice President/Deputy       Mr. Campbell has served in various
                               Global Marketing & Client     Chief Investment Officer - Fixed   executive capacities within Delaware
                               Services                      Income                             Investments

                                                                                                President/Chief Executive Officer -
                                                                                                Optimum Fund Trust
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Patrick P. Coyne               Executive Vice President/     Executive Vice President/          Mr. Coyne has served in various
                               Managing Director/Chief       Managing Director/Chief            executive capacities within Delaware
                               Investment Officer - Fixed    Investment Officer - Fixed Income  Investments
                               Income
                                                                                                Managing Director - Fixed Income -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Philip N. Russo(1)             Executive Vice                None                               Mr. Russo has served in various
                               President/Chief Financial                                        executive capacities within Delaware
                               Officer                                                          Investments

------------------------------ ----------------------------- ---------------------------------- ------------------------------------
See Yeng Quek                  Executive Vice                Executive Vice                     Mr. Quek has served in various
                               President/Managing            President/Managing                 executive capacities within Delaware
                               Director/Chief Investment     Director/Chief Investment          Investments
                               Officer - Fixed Income        Officer - Fixed Income
                                                                                                Director/Trustee - HYPPCO Finance
                                                                                                Company Ltd.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Douglas L. Anderson            Senior Vice                   None                               Mr. Anderson has served in various
                               President/Operations                                             executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Marshall T. Bassett            Senior Vice President/Chief   Senior Vice President/Chief        Mr. Bassett has served in various
                               Investment Officer -          Investment Officer - Emerging      executive capacities within Delaware
                               Emerging Growth               Growth                             Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph Baxter                  Senior Vice President/Head    Senior Vice President/Head of      Mr. Baxter has served in various
                               of Municipal Bond             Municipal Bond Investments         executive capacities within Delaware
                               Investments                                                      Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher S. Beck            Senior Vice                   Senior Vice President/Senior       Mr. Beck has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael P. Bishof              Senior Vice                   Chief Financial Officer            Mr. Bishof has served in various
                               President/Investment                                             executive capacities within Delaware
                               Accounting                                                       Investments

                                                                                                Chief Financial Officer - Lincoln
                                                                                                National Convertible Securities
                                                                                                Fund, Inc. and Lincoln National
                                                                                                Income Fund, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael P. Buckley             Senior Vice                   Vice President/Portfolio           Mr. Buckley has served in various
                               President/Director of         Manager/Senior Municipal Bond      executive capacities within Delaware
                               Municipal Research            Analyst                            Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stephen R. Cianci              Senior Vice                   Senior Vice President/Senior       Mr. Cianci has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Robert F. Collins              Senior Vice                   Vice President/Senior Portfolio    Mr. Collins has served in various
                               President/Senior Portfolio    Manager                            executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
George E. Deming               Senior Vice                   Senior Vice President/Senior       Mr. Deming has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Timothy G. Connors             Senior Vice President/Chief   Senior Vice President/Chief        Mr. Connors has served in various
                               Investment Officer - Value    Investment Officer - Value         executive capacities within Delaware
                               Investing                     Investing                          Investments

                                                                                                Senior Vice President/Chief
                                                                                                Investment Officer - Value Investing
                                                                                                of Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John B. Fields                 Senior Vice                   Senior Vice President/Senior       Mr. Fields has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brian Funk                     Senior Vice                   Vice President/Senior High Yield   Mr. Funk has served in various
                               President/Senior Research     Analyst                            executive capacities within Delaware
                               Analyst                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brent C. Garrels               Senior Vice                   Vice President/High Yield Analyst  Mr. Garrels has served in various
                               President/Senior Research                                        executive capacities within Delaware
                               Analyst                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Paul Grillo                    Senior Vice                   Vice President/Senior Portfolio    Mr. Grillo has served in various
                               President/Senior Portfolio    Manager                            executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jonathan Hatcher(2)            Senior Vice                   Senior Vice President/Senior       Mr. Hatcher has served in various
                               President/Senior Research     Research Analyst                   executive capacities within Delaware
                               Analyst                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Carolyn McIntyre(3)            Senior Vice President/Human   None                               Ms. McIntyre has served in various
                               Resources                                                        executive capacities within Delaware
                                                                                                Investments

                                                                                                Senior Vice President/Human
                                                                                                Resources - Lincoln National
                                                                                                Investment Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Francis X. Morris              Senior Vice                   Director, Fundamental              Mr. Morris has served in various
                               President/Director,           Research/Senior Portfolio Manager  executive capacities within Delaware
                               Fundamental Research/Senior                                      Investments
                               Portfolio Manager
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brian L. Murray, Jr.(4)        Senior Vice President/Chief   Chief Compliance Officer           Mr. Murray has served in various
                               Compliance Officer                                               executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Susan L. Natalini              Senior Vice                   None                               Ms. Natalini has served in various
                               President/Global Marketing                                       executive capacities within Delaware
                               & Client Services                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
D. Tysen Nutt(5)               Senior Vice President/Head    Senior Vice President/Head of      Mr. Nutt has served in various
                               of Large Cap Value            Large Cap Value                    executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
David P. O'Connor              Senior Vice President/        Senior Vice President/ General     Mr. O'Connor has served in various
                               General Counsel/Chief Legal   Counsel/Chief Legal                executive capacities within Delaware
                               Officer                       Officer/Assistant Secretary        Investments

                                                                                                Vice President/Associate General
                                                                                                Counsel/Assistant Secretary -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John J. O'Connor               Senior Vice                   Senior Vice President/Treasurer    Mr. O'Connor has served in various
                               President/Investment                                             executive capacities within Delaware
                               Accounting                                                       Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Philip R. Perkins(6)           Senior Vice                   Senior Vice President/Senior       Mr. Perkins has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Timothy L. Rabe                Senior Vice                   Senior Vice President/Senior       Mr. Rabe has served in various
                               President/Senior Portfolio    Portfolio Manager                  executive capacities within Delaware
                               Manager/Head of High Yield                                       Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
James L. Shields               Senior Vice President/Chief   None                               Mr. Shields has served in various
                               Information Officer                                              executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jeffrey S. Van Harte(7)        Senior Vice President/Chief   Senior Vice President/Chief        Mr. Van Harte has served in various
                               Investment Officer - Focus    Investment Officer - Focus Growth  executive capacities within Delaware
                               Growth                                                           Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Gary T. Abrams                 Vice President/Senior         None                               Mr. Abrams has served in various
                               Equity Trader                                                    executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher S. Adams           Vice President/Portfolio      Vice President/Portfolio           Mr. Adams has served in various
                               Manager/Senior Equity         Manager/Senior Equity Analyst      executive capacities within Delaware
                               Analyst                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Renee E. Anderson              Vice President/Senior         Vice President/Senior Equity       Ms. Anderson has served in various
                               Equity Analyst II             Analyst II                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Damon J. Andres                Vice President/Senior Fixed   Vice President/Senior Fixed        Mr. Andres has served in various
                               Income Portfolio Manager I    Income Portfolio Manager           executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President - Lincoln National
                                                                                                Convertible Securities Fund, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Richard E. Biester             Vice President/Equity Trader  None                               Mr. Biester has served in various
                                                                                                executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher J. Bonavico(8)     Vice President/Senior         Vice President/Senior Portfolio    Mr. Bonavico has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Vincent A. Brancaccio          Vice President/Senior         None                               Mr. Brancaccio has served in various
                               Equity Trader                                                    executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Edward J. Brennan              Vice President/Private        Assistant Vice President/Fixed     Mr. Brennan has served in various
                               Placement Analyst             Income Structural Analyst II       executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Kenneth F. Broad(9)            Vice President/Senior         Vice President/Senior Portfolio    Mr. Broad has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Mary Ellen M. Carrozza         Vice President/Client         Vice President/Client Services     Ms. Carrozza has served in various
                               Services                                                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stephen G. Catricks            Vice President/Equity         Vice President/Equity Analyst II   Mr. Catricks has served in various
                               Analyst II                                                       executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
David F. Connor                Vice President/Deputy         Vice President/Deputy General      Mr. Connor serves as:
                               General Counsel/Secretary     Counsel/Secretary
                                                                                                Vice President/Deputy General
                                                                                                Counsel/Assistant Secretary -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.

                                                                                                Secretary - Lincoln National
                                                                                                Convertible Securities Fund, Inc.
                                                                                                and Lincoln National Income Fund,
                                                                                                Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stephen J. Czepiel             Vice President/Senior Fixed   None                               Mr. Czepiel has served in various
                               Income Trader                                                    executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph F. DeMichele            Vice President/High Grade     None                               Mr. DeMichele has served in various
                               Trading                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Christopher M. Ericksen(10)    Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Ericksen has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joel A. Ettinger               Vice President/Taxation       Vice President/Taxation            Mr. Ettinger has served in various
                                                                                                executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President/Taxation - Lincoln
                                                                                                National Investment Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Phoebe W. Figland              Vice President/Investment     Vice President/Investment          Ms. Figland has served in various
                               Accounting                    Accounting                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph Fiorilla                Vice President/Trading        None                               Mr. Fiorilla has served in various
                               Operations                                                       executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Charles E. Fish                Vice President/Senior         None                               Mr. Fish has served in various
                               Equity Trader                                                    executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Clifford M. Fisher(11)         Vice President/Senior Bond    None                               Mr. Fisher has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Patrick G. Fortier(12)         Vice President/Senior         Vice President/Senior Portfolio    Mr. Fortier has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Denise A. Franchetti           Vice President/Portfolio      Vice President/Portfolio           Ms. Franchetti has served in various
                               Manager/Municipal Bond        Manager/Municipal Bond Credit      executive capacities within Delaware
                               Credit Analyst                Analyst                            Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
James A. Furgele               Vice President/Investment     Vice President/Investment          Mr. Furgele has served in various
                               Accounting                    Accounting                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Daniel V. Geatens              Vice President/Investment     Vice President/Investment          Mr. Geatens has served in various
                               Accounting                    Accounting                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Stuart M. George               Vice President/Equity Trader  None                               Mr. George has served in various
                                                                                                executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Barry S. Gladstein             Vice President/Portfolio      Vice President/Equity Analyst      Mr. Gladstein has served in various
                               Analyst                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brian T. Hannon                Vice President/Senior         Vice President/Senior Portfolio    Mr. Hannon has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Lisa L. Hansen(13)             Vice President/Head Trader    Vice President/Head Trader of      Ms. Hansen has served in various
                               of Focus Growth Equity        Focus Growth Equity Trading        executive capacities within Delaware
                               Trading                                                          Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Gregory M. Heywood(14)         Vice President/Senior         Vice President/Senior Research     Mr. Heywood has served in various
                               Research Analyst              Analyst                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael E. Hughes              Vice President/Senior         Vice President/Senior Equity       Mr. Hughes has served in various
                               Equity Analyst I              Analyst I                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jeffrey W. Hynoski             Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Hynoski has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Jordan L. Irving(15)           Vice President/Senior         Vice President/Senior Portfolio    Mr. Irving has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Cynthia Isom                   Vice President/Senior         Vice President/Portfolio Manager   Ms. Isom has served in various
                               Portfolio Manager                                                executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Kenneth R. Jackson             Vice President/Equity         Vice President/Equity Analyst      Mr. Jackson has served in various
                               Analyst                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Andrew Kronschnabel            Vice President/High Grade     None                               Mr. Kronschnabel has served in
                               Trader                                                           various executive capacities within
                                                                                                Delaware Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Roseanne L. Kropp              Vice President/Senior Fund    Vice President/Senior Fund         Ms. Kropp has served in various
                               Analyst II/High Yield         Analyst II/High Yield              executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Nikhil G. Lalvani              Vice President/Senior         Vice President/Senior Equity       Mr. Lalvani has served in various
                               Equity Analyst I              Analyst I                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Steven T. Lampe                Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Lampe has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Alfio Leone IV                 Vice President/High Grade     None                               Mr. Leone has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Anthony A. Lombardi(16)        Vice President/Senior         Vice President/Senior Portfolio    Mr. Lombardi has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Charles (Tom) T. McClintic     Vice President/High Yield     None                               Mr. McClintic has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Andrew M. McCullagh, Jr.       Vice President/Senior         Vice President/Senior Portfolio    Mr. McCullagh has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael S. Morris              Vice President/Portfolio      Vice President/Senior Equity       Mr. Morris has served in various
                               Manager                       Analyst                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Scott Moses                    Vice President/Fixed Income   None                               Mr. Moses has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
John R. Murray                 Vice President/Senior         None                               Mr. Murray has served in various
                               Equity Analyst                                                   executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Philip O. Obazee               Vice President/Derivatives    Vice President/Derivatives         Mr. Obazee has served in various
                               Manager                       Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Donald G. Padilla              Vice President/Equity         Vice President/Equity Analyst II   Mr. Padilla has served in various
                               Analyst II                                                       executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Daniel J. Prislin(17)          Vice President/Senior         Vice President/Senior Portfolio    Mr. Prislin has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Craig S. Remsen                Vice President/Research       None                               Mr. Remsen has served in various
                               Analyst                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Joseph T. Rogina               Vice President/Equity Trader  None                               Mr. Rogina has served in various
                                                                                                executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Richard Salus                  Vice President/Deputy         None                               Mr. Salus has served in various
                               Controller                                                       executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President/Deputy Controller -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Kevin C. Schildt               Vice President/Senior         Vice President/Senior Research     Mr. Schildt has served in various
                               Municipal Credit Analyst      Analyst                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Richard D. Seidel              Vice President/Assistant      None                               Mr. Seidel has served in various
                               Controller/Manager - Payroll                                     executive capacities within Delaware
                                                                                                Investments

                                                                                                Vice President/Assistant
                                                                                                Controller/Manager - Payroll -
                                                                                                Lincoln National Investment
                                                                                                Companies, Inc.
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Thomas Socha                   Vice President/Senior Fixed   Vice President/Senior Fixed        Mr. Socha has served in various
                               Income Analyst                Income Analyst                     executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Brenda L. Sprigman             Vice President/Business       None                               Ms. Sprigman has served in various
                               Manager - Fixed Income                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Matthew J. Stephens            Vice President/Senior High    Vice President/Senior High Grade   Mr. Stephens has served in various
                               Grade Analyst                 Analyst                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Michael T. Taggart             Vice President/Facilities &   None                               Mr. Taggart has served in various
                               Administrative Services                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Matthew Todorow(18)            Vice President/Portfolio      Vice President/Portfolio Manager   Mr. Todorow has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Spencer M. Tullo               Vice President/Fixed Income   None                               Mr. Tullo has served in various
                               Trader                                                           executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Robert A. Vogel, Jr.(19)       Vice President/Senior         Vice President/Senior Portfolio    Mr. Vogel has served in various
                               Portfolio Manager             Manager                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Lori P. Wachs                  Vice President/Portfolio      Vice President/Portfolio Manager   Ms. Wachs has served in various
                               Manager                                                          executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
Laura A. Wagner                Vice President/Investment     Vice President/Investment          Ms. Wagner has served in various
                               Accounting                    Accounting                         executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------
James J. Wright                Vice President/Senior         Vice President/Senior Equity       Mr. Wright has served in various
                               Equity Analyst                Analyst                            executive capacities within Delaware
                                                                                                Investments
------------------------------ ----------------------------- ---------------------------------- ------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

(1)  Vice  President  of  Finance,   Prudential  Investment  Management,   Inc.,
     1998-2004.

(2)  Senior Research Analyst, Strong Capital Management, 2000-2002.

(3)  Head of Human Resources, Lincoln Life, 2001-2003.

(4)  Associate General Counsel, Franklin Templeton Investments, 1998-2002.

(5)  Managing   Director/U.S.   Active  Large-Cap  Value  Team,  Merrill  Lynch,
     1994-2004.

(6)  Managing Director/Global Markets, Deutsche Bank, 1998-2003.

(7)  Principal/Executive  Vice President,  Transamerica  Investment  Management,
     LLC, 1980-2005.

(8)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1993-2005.

(9)  Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     2000-2005.

(10) Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice
     President/Portfolio Manager, Goldman Sachs 1994-2004.

(11) Vice President/Municipal Bond, Advest, Inc., 1999-2002.

(12) Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.

(13) Principal/Portfolio    Manager/Senior   Trader,   Transamerica   Investment
     Management, LLC, 1997-2005.

(14) Senior  Research  Analyst,   Transamerica   Investment   Management,   LLC,
     2004-2005;  Senior Analyst, Wells Capital Management, LLC 2003-2004; Senior
     Analyst, Montgomery Asset Management 1996-2003.

(15) Vice President/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(16) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1998-2004.

(17) Principal/Portfolio  Manager,   Transamerica  Investment  Management,  LLC,
     1998-2005.

(18) Executive Director/Portfolio Manager, Morgan Stanley Investment Management,
     1994-2003.

(19) Director/U.S. Active Large-Cap Value Team, Merrill Lynch, 1992-2004.

Item 27. Principal Underwriters.

     (a)(1) Delaware Distributors,  L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

     (a)(2) Information  with  respect  to  each  officer  and  partner  of the principal underwriter and the Registrant is provided  below.  Unless otherwise  noted,  the principal  business address of each officer and partner  of  Delaware Distributors,  L.P.  is  2005  Market  Street,
            Philadelphia, PA 19103-7094.

---------------------------------------- ---------------------------------------------- --------------------------------------------
Name and Principal Business Address      Positions and Offices with Underwriter         Positions and Offices with Registrant
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Distributors, Inc.              General Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Capital Management              Limited Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Delaware Investment Advisers             Limited Partner                                None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Kevin J. Lucey                           President/Chief Executive Officer              None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Philip N. Russo                          Executive Vice President                       None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Douglas L. Anderson                      Senior Vice President/Operations               None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Michael P. Bishof                        Senior Vice President/Investment Accounting    Senior Vice President/Chief Financial
                                                                                        Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Jeffrey M. Kellogg                       Senior Vice President/Senior Product           None
                                         Manager/Communications Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Deb Landsman-Yaros                       Senior Vice President/Head of Retail           None
                                         Investor Services
---------------------------------------- ---------------------------------------------- --------------------------------------------
Thomas M. McConnell                      Senior Vice President/Senior 529 Plans         None
                                         Product Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Carolyn McIntyre                         Senior Vice President/Human Resources          None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Brian L. Murray, Jr.                     Senior Vice President/Compliance               Senior Vice President/Chief Compliance
                                                                                        Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
David P. O'Connor                        Senior Vice President/Strategic Investment     Senior Vice President/ General
                                         Relationships and Initiatives/General Counsel  Counsel/Chief Legal Officer/Assistant
                                                                                        Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------
Daniel J. Perullo                        Senior Vice President/Eastern Director,        None
                                         Institutional Sales
---------------------------------------- ---------------------------------------------- --------------------------------------------
Robert E. Powers                         Senior Vice President/Senior Domestic Sales    None
                                         Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Richard Salus                            Senior Vice President/Controller/              None
                                         Treasurer/Financial Operations Principal
---------------------------------------- ---------------------------------------------- --------------------------------------------
James L. Shields                         Senior Vice President/Chief Information        None
                                         Officer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Trevor M. Blum                           Vice President/Senior Consultant               None
                                         Relationship Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
E. Zoe Bradley                           Vice President/Product Management Manager      None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Mel Carrozza                             Vice President/Client Services                 None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Anthony G. Ciavarelli                    Vice President/Counsel/Assistant Secretary     Vice President/Associate General
                                                                                        Counsel/Assistant Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------
Elisa C. Colkitt                         Vice President/Broker Dealer Operations &      None
                                         Service Support
---------------------------------------- ---------------------------------------------- --------------------------------------------
David F. Connor                          Vice President/Deputy General                  Vice President/Deputy General
                                         Counsel/Assistant Secretary                    Counsel/Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------
Joel A. Ettinger                         Vice President/Taxation                        Vice President/Taxation
---------------------------------------- ---------------------------------------------- --------------------------------------------
Edward M. Grant                          Vice President/Senior Domestic Sales Manager   None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Audrey Kohart                            Vice President/Financial Planning and          None
                                         Reporting
---------------------------------------- ---------------------------------------------- --------------------------------------------
Josephine O'Brien                        Vice President/RFP Group Manager               None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Robinder Pal                             Vice President/Senior Retail                   None
                                         e-Business/Production Services Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Marlene D. Petter                        Vice President/Marketing Communications        None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Christian Reimer                         Vice President/529 Plans Product Manager       None
---------------------------------------- ---------------------------------------------- --------------------------------------------
Richard D. Seidel                        Vice President/Assistant                       None
                                         Controller/Assistant Treasurer
---------------------------------------- ---------------------------------------------- --------------------------------------------
Michael T. Taggart                       Vice President/Facilities & Administrative     None
                                         Services
---------------------------------------- ---------------------------------------------- --------------------------------------------
Molly Thompson                           Vice President/Associate Product Management    None
                                         Manager
---------------------------------------- ---------------------------------------------- --------------------------------------------
Kathryn R. Williams                      Vice President/Senior Counsel/Assistant        Vice President/Associate General
                                         Secretary                                      Counsel/Assistant Secretary
---------------------------------------- ---------------------------------------------- --------------------------------------------

     (b)(1) Lincoln  Financial  Distributors,  Inc.  (LFD)  serves as  financial intermediary  wholesaler for all the mutual  funds  in the  Delaware
            Investments Family of Funds.

     (b)(2) Information  with respect to each officer and partner of LFD and the
            Registrant is provided below. Unless otherwise  noted, the principal business address of each  officer and  partner of LFD is 2001 Market
            Street, Philadelphia, PA 19103-7055.

-------------------------------------------- ----------------------------------------- ------------------------------------------
Name and Principal Business Address          Positions and Office with LFD             Positions and Offices with Registrant
-------------------------------------------- ----------------------------------------- ------------------------------------------
Westley V. Thompson                          President and Chief Executive Officer                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
David M. Kittredge                           Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
William C. Miller                            Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Terrance Mullen                              Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Donald Roberson                              Senior Vice President                                       None
-------------------------------------------- ----------------------------------------- ------------------------------------------
David L. Ahrendt(3)                          Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Duane L. Bernt(2)                            Vice President and Treasurer                                None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Nancy Briguglio                              Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Patrick J. Caulfield(1)                      Vice President and Chief Compliance                         None
                                             Officer
-------------------------------------------- ----------------------------------------- ------------------------------------------
Daniel P. Hickey(2)                          Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Karina Istvan                                Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Rochelle Krombolz                            Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
William Lamoin                               Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Diane McCarthy                               Vice President, Chief Financial Officer                     None
                                             and Chief Administrative Officer
-------------------------------------------- ----------------------------------------- ------------------------------------------
Henry Orvin                                  Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
James Ryan                                   Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Gregory Smith                                Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Marjorie Snelling                            Vice President                                              None
-------------------------------------------- ----------------------------------------- ------------------------------------------
Marilyn K. Ondecker(3)                       Secretary                                                   None
-------------------------------------------- ----------------------------------------- ------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
(1) 350 Church Street, Hartford, CT 06103
(2) 1500 Market Street, Philadelphia, PA 19103
(3) 1300 Clinton Street, Fort Wayne, IN 46802
---------------------------------------------------------------------------------------------------------------------------------

     (c)  Not applicable.

Item 28.  Location of Accounts and Records.

          All accounts and records  required to be  maintained by Section 31 (a)
          of the Investment Company Act of 1940 and the rules under that section are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA
          19103-19103.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not applicable.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements for effectiveness of this Registration  Statement under Rule 485(b)
under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
City of Philadelphia and Commonwealth of Pennsylvania on this 26th day of April,
2006.

                                         DELAWARE GROUP LIMITED-TERM
                                                GOVERNMENT FUNDS

                                        By: /s/ Michael P. Bishof
                                            Michael P. Bishof
                                            Senior Vice President/Chief Financial Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                      Title                                   Date
--------------------------------------------------------------------------------

/s/ Jude T. Driscoll           Chairman/President/Chief           April 26, 2006
Jude T. Driscoll               Executive Officer (Principal
                               Executive Officer) and Trustee

/s/ Thomas L. Bennett    *     Trustee                            April 26, 2006
Thomas L. Bennett

/s/ John A. Fry          *     Trustee                            April 26, 2006
John A. Fry

/s/Anthony D, Knerr      *     Trustee                            April 26, 2006
Anthony D. Knerr

/s/ Lucinda S. Landreth  *     Trustee                            April 26, 2006
Lucinda S. Landreth

/s/ Ann R. Leven         *     Trustee                            April 26, 2006
Ann R. Leven

/s/ Thomas F. Madison    *     Trustee                            April 26, 2006
Thomas F. Madison

/s/ Janet L. Yeomans     *     Trustee                            April 26, 2006
Janet L. Yeomans

/s/ J. Richard Zecher    *     Trustee                            April 26, 2006
J. Richard Zecher

/s/ Michael P. Bishof    *     Senior Vice President/Chief        April 26, 2006
Michael P. Bishof              Financial Officer (Principal
                               Financial Officer)

                           * By: /s/ Michael P. Bishof
                                Michael P. Bishof
                             as Attorney-in-Fact for
                          each of the persons indicated
                 (Pursuant to Powers of Attorney filed herewith)

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS

                                       TO

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.       Exhibit

EX-99.b.          Amended and Restated By-Laws (May 19, 2005)

EX-99.e.1.iii.    Executed  Amendment No. 1 (October 31, 2005)  to Appendix A to

                  Second    Amended    and   Restated   Financial   Intermediary
                  Distribution Agreement

EX-99.h.1.ii.     Executed  Schedule  B  (May 19, 2005)  to Shareholder Services
                  Agreement

EX-99.h.2.i       Executed  Schedule  B  (May 19,  2005) to Delaware Investments
                  Family of Funds Fund Accounting Agreement
..
EX-99.h.2.ii.     Executed  Amendment No. 30 (October 31, 2005) to Schedule A to
                  Delaware Investments Family of Funds Fund Accounting Agreement

EX-99.h.3.        Form  of  Distribution  Expense  Limitation  Letter (April 24,
                  2006) between Delaware Distributors, L.P. and the   Registrant

EX-99.h.4.        Form  of  Investment Advisory Expense Limitation Letter (April
                  24, 2006)  between  Delaware  Management  Company, a series of
                  Delaware Management Business Trust and the Registrant

EX-99.j.          Consent  of  Independent  Registered  Public  Accounting  Firm
                  (April 2006)

EX-99.m.4.        Plan under Rule 12b-1 (May 15, 2003) for Class R

EX-99.n.          Plan under Rule 18f-3 (October 31, 2005)

EX-99.p.1.        Code  of  Ethics  for the Delaware Investments Family of Funds
                  (February 2006)

EX-99.p.2.        Code  of Ethics  for Delaware Investments (Delaware Management
                  Company, a series of Delaware Management  Business  Trust, and
                  Delaware Distributors, L.P.) (February 2006)

EX-99.p.3.        Code  of  Ethics  for  Lincoln  Financial  Distributors,  Inc.
                  (December 2005)

EX-99.q.          Powers of Attorney (May 18, 2005)